UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
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Date of fiscal year end: 12/31
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Date of reporting period: 12/31/17
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ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Retirement Income 2040 Fund

Annual report 12/31/17

A message to shareholders

Dear shareholder,

In the weeks following the close of the reporting period covered here, markets around the world experienced a meaningful rise in volatility. Stocks declined as investors reacted to higher bond yields and the prospect of rising inflation, even if that inflation was off historically low levels. While many in our asset management network believe the sell off will be temporary, it's likely the era of extremely low volatility is behind us for the time being.

Ultimately, the asset prices are underpinned by fundamentals, and those continue to appear supportive. There was no shortage of good economic news to report as 2017 came to a close. Unemployment remained close to historic lows, consumer confidence rose to a 17-year high, and the housing market continued to notch steady gains. In step with these signals of domestic economic strength, the global economy continued to move forward in a synchronized fashion, which has contributed to earnings momentum across both developed international and emerging markets.

In the United States, the recently passed tax reform appears poised to inject substantial stimulus into U.S. businesses at the same time that industry regulations are being rolled back across large swaths of the economy, including the systemically important financials sector. One moderating factor is the U.S. Federal Reserve's continued tightening of monetary policy. In mid-December, the federal funds rate was lifted by a quarter of a percentage point, the fifth such increase in the current cycle. While rising interest rates alone may not cause the economy to pull back, markets will be closely attuned to any suggestion that policymakers may quicken the pace of interest-rate increases in the year ahead.

While markets deliverd undeniably strong results over the past year, it is important for investors to be cognizant of the downside risks. Your best resource in unpredictable markets is your financial advisor,who can help position your portfolio so that it is sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence that accompanies any bull market.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Retirement Income 2040 Fund

Table of contents

2	Portfolio Summary
3	Your expenses
5	Fund's investments
10	Financial statements
13	Financial highlights
14	Notes to financial statements
18	Report of independent registered public accounting firm
19	Tax information
20	Evaluation of advisory and subadvisory agreements by the Board of Trustees
25	Trustees and Officers
29	More information

ANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       1

Portfolio Summary

PORTFOLIO COMPOSITION AS OF 12/31/17 (%)

QUALITY COMPOSITION AS OF 12/31/17 (%)

A note about risks

The fund is subject to the same risks as the underlying funds, exchange-traded funds, and securities in which it invests. Stocks can decline due to adverse issuer, market, regulatory, or economic developments. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The value of a company's equity securities can change, sometimes significantly, based on a company's financial condition and volatility in the overall market and economic conditions. Fixed-income investments are subject to interest-rate and credit-rate risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in lower-rated securities include a higher risk of default. The fund is designed to provide shareholders with regular cash distributions, which may include income, capital gains, and a return of capital. The fund may cease or reduce the level of its distribution or make a greater return of capital if income or dividends paid from its investments declines. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       2

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on July 6, 2017, with the same investment held until December 31, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on July 1, 2017, with the same investment held until December 31, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

ANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       3

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 7-1-2017	Ending value on 12-31-2017	Expenses paid during period ended 12-31-2017	Annualized expense ratio[3]
Class R6	Actual expenses/actual returns[1]	$1,000.00	$1,045.30	$1.70	0.34%
	Hypothetical example for comparison purposes[2]	1,000.00	1,023.50	1.73	0.34%

1	The inception date for Class R6 shares is 7-6-17. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 178/365 (to reflect the period).
2	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
3	Ratio do not include the expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the fund. The expense ratio of the underlying fund held by the fund was 0.53%.
ANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       4

Fund’s investments
AS OF 12-31-17
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 45.2%				$11,115,290
(Cost $11,128,085)
U.S. Government 45.2%				11,115,290
U.S. Treasury
Bond	3.500	02-15-39	260,000	296,694
Bond	3.875	08-15-40	140,000	168,521
Bond	4.250	05-15-39	225,000	284,140
Bond	4.250	11-15-40	375,000	475,809
Bond	4.375	02-15-38	370,000	472,595
Bond	4.375	11-15-39	240,000	308,529
Bond	4.500	02-15-36	715,000	919,835
Bond	4.500	05-15-38	190,000	246,739
Bond	4.625	02-15-40	430,000	571,309
Bond	4.750	02-15-37	335,000	445,962
Bond	5.000	05-15-37	420,000	575,442
Bond	5.250	02-15-29	355,000	451,948
Bond	5.375	02-15-31	610,000	810,181
Bond	5.500	08-15-28	480,000	617,487
Bond	6.000	02-15-26	40,000	50,703
Bond	6.125	08-15-29	270,000	370,364
Bond	6.250	05-15-30	635,000	892,416
Bond	6.500	11-15-26	80,000	106,232
Bond	6.625	02-15-27	350,000	471,732
Bond	6.750	08-15-26	70,000	93,880
Bond	7.250	08-15-22	75,000	91,807
Bond	7.625	11-15-22	40,000	50,074
Bond	8.125	08-15-21	345,000	417,747
Note	1.375	12-31-18	395,000	393,243
Note	1.500	11-30-19	370,000	367,282
Note	1.750	12-31-20	440,000	436,908
Note	2.000	02-15-25	100,000	97,729
Note	2.250	12-31-23	370,000	369,242
Note	2.500	05-15-24	60,000	60,664

Note	2.750	02-15-24	195,000	200,076
Corporate bonds 29.1%				$7,176,325
(Cost $6,978,059)
Consumer discretionary 3.3%				816,602
Automobiles 0.6%
Ford Motor Company	7.450	07-16-31	60,000	78,406
General Motors Company	6.600	04-01-36	55,000	66,970
Hotels, restaurants and leisure 0.3%
McDonald's Corp.	6.300	03-01-38	60,000	79,928
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	4.800	12-05-34	50,000	58,648
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	5

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
eBay, Inc.	3.450	08-01-24	70,000	$71,126
Media 1.7%
Comcast Corp.	3.999	11-01-49	17,000	17,391
Comcast Corp.	4.049	11-01-52	43,000	43,953
Comcast Corp.	4.250	01-15-33	75,000	81,696
Comcast Corp.	6.500	11-15-35	55,000	74,309
Comcast Corp.	7.050	03-15-33	75,000	104,294
Time Warner, Inc.	3.875	01-15-26	85,000	85,790
Specialty retail 0.2%
The Home Depot, Inc.	5.875	12-16-36	40,000	54,091
Consumer staples 2.2%				550,591
Beverages 0.6%
Anheuser-Busch InBev Finance, Inc.	4.700	02-01-36	85,000	95,324
Anheuser-Busch InBev Worldwide, Inc.	8.200	01-15-39	35,000	55,625
Food and staples retailing 0.7%
CVS Health Corp.	4.750	12-01-22	100,000	107,099
CVS Health Corp.	4.875	07-20-35	65,000	71,906
Food products 0.3%
Kraft Heinz Foods Company	6.875	01-26-39	55,000	72,352
Household products 0.2%
The Procter & Gamble Company	5.500	02-01-34	40,000	51,437
Personal products 0.4%
Johnson & Johnson	4.375	12-05-33	85,000	96,848
Energy 4.2%				1,039,303
Energy equipment and services 0.3%
Halliburton Company	4.850	11-15-35	60,000	67,265
Oil, gas and consumable fuels 3.9%
Anadarko Petroleum Corp.	6.200	03-15-40	45,000	54,526
Anadarko Petroleum Corp.	6.450	09-15-36	45,000	55,081
Canadian Natural Resources, Ltd.	6.250	03-15-38	45,000	56,157
Canadian Natural Resources, Ltd.	6.450	06-30-33	55,000	67,223
ConocoPhillips	5.900	10-15-32	80,000	99,028
Energy Transfer LP	6.050	06-01-41	50,000	53,534
Energy Transfer LP	7.500	07-01-38	45,000	55,761
Exxon Mobil Corp.	3.043	03-01-26	55,000	55,835
Kinder Morgan Energy Partners LP	5.800	03-15-35	75,000	82,980
Kinder Morgan Energy Partners LP	6.500	09-01-39	45,000	53,072
Shell International Finance BV	4.125	05-11-35	60,000	65,406
Sunoco Logistics Partners Operations LP	3.900	07-15-26	60,000	58,699
TransCanada PipeLines, Ltd.	4.625	03-01-34	85,000	94,848
Valero Energy Corp.	6.625	06-15-37	45,000	59,266
Valero Energy Corp.	7.500	04-15-32	45,000	60,622
6	JOHN HANCOCK Retirement Income 2040 Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 5.4%				$1,339,828
Banks 2.5%
Citigroup, Inc.	6.000	10-31-33	85,000	103,669
Citigroup, Inc.	6.625	06-15-32	80,000	101,909
Fifth Third Bancorp	8.250	03-01-38	55,000	83,931
HSBC Holdings PLC	7.625	05-17-32	75,000	101,864
JPMorgan Chase & Co.	6.400	05-15-38	60,000	82,498
US Bancorp	2.950	07-15-22	70,000	70,935
Wells Fargo & Company	3.500	03-08-22	80,000	82,595
Capital markets 1.2%
Morgan Stanley	3.125	07-27-26	100,000	98,606
Morgan Stanley	7.250	04-01-32	70,000	96,890
The Goldman Sachs Group, Inc.	6.125	02-15-33	80,000	101,905
Insurance 1.7%
American International Group, Inc.	3.875	01-15-35	95,000	95,294
MetLife, Inc.	6.500	12-15-32	50,000	65,457
Prudential Financial, Inc. (A)	3.905	12-07-47	63,000	64,198
The Progressive Corp.	2.450	01-15-27	110,000	105,143
The Travelers Companies, Inc.	6.750	06-20-36	60,000	84,934
Health care 2.4%				582,077
Biotechnology 0.6%
AbbVie, Inc.	4.500	05-14-35	85,000	93,297
GlaxoSmithKline Capital, Inc.	5.375	04-15-34	45,000	55,268
Health care equipment and supplies 0.6%
Covidien International Finance SA	6.550	10-15-37	60,000	82,394
Medtronic, Inc.	6.500	03-15-39	40,000	55,339
Health care providers and services 0.3%
UnitedHealth Group, Inc.	4.625	07-15-35	60,000	69,827
Pharmaceuticals 0.9%
Allergan Funding SCS	4.550	03-15-35	90,000	95,172
Pfizer, Inc.	3.400	05-15-24	55,000	57,100
Wyeth LLC	5.950	04-01-37	55,001	73,680
Industrials 2.7%				661,619
Aerospace and defense 0.3%
Lockheed Martin Corp.	4.500	05-15-36	60,000	67,231
Air freight and logistics 0.2%
FedEx Corp.	4.900	01-15-34	50,000	56,642
Industrial conglomerates 1.6%
General Electric Company	5.875	01-14-38	75,000	96,920
General Electric Company	6.750	03-15-32	70,000	95,857
General Electric Company	6.875	01-10-39	50,000	71,998
Georgia-Pacific LLC	8.875	05-15-31	50,000	77,424
Honeywell International, Inc. (A)	3.812	11-21-47	40,000	41,552
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	7

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Road and rail 0.2%
CSX Corp.	6.000	10-01-36	45,000	$57,659
Trading companies and distributors 0.4%
International Lease Finance Corp.	8.625	01-15-22	80,000	96,336
Information technology 1.7%				409,428
Software 1.3%
Microsoft Corp.	3.500	02-12-35	65,000	67,583
Microsoft Corp.	4.100	02-06-37	60,000	66,941
Microsoft Corp.	4.200	11-03-35	55,000	62,360
Oracle Corp.	3.900	05-15-35	50,000	52,928
Oracle Corp.	6.125	07-08-39	40,000	54,892
Technology hardware, storage and peripherals 0.4%
Dell International LLC (A)	6.020	06-15-26	95,000	104,724
Materials 1.5%				375,754
Chemicals 0.8%
LyondellBasell Industries NV	5.750	04-15-24	95,000	108,250
Praxair, Inc.	3.200	01-30-26	95,000	97,560
Containers and packaging 0.3%
International Paper Company	7.300	11-15-39	50,000	70,385
Metals and mining 0.4%
Rio Tinto Finance USA, Ltd.	3.750	06-15-25	95,000	99,559
Telecommunication services 2.7%				664,684
Diversified telecommunication services 2.4%
AT&T, Inc.	4.500	05-15-35	90,000	89,406
AT&T, Inc. (A)	5.150	11-15-46	110,000	112,330
AT&T, Inc.	5.350	09-01-40	50,000	52,726
Deutsche Telekom International Finance BV	9.250	06-01-32	50,000	78,501
Verizon Communications, Inc.	4.150	03-15-24	100,000	105,159
Verizon Communications, Inc.	4.400	11-01-34	80,000	81,470
Verizon Communications, Inc.	5.250	03-16-37	75,000	82,419
Wireless telecommunication services 0.3%
Vodafone Group PLC	6.150	02-27-37	50,000	62,673
Utilities 3.0%				736,439
Electric utilities 2.6%
Duke Energy Carolinas LLC	6.050	04-15-38	60,000	81,253
Duke Energy Carolinas LLC	6.450	10-15-32	75,000	99,691
Florida Power & Light Company	5.950	02-01-38	60,000	80,141
MidAmerican Energy Company	5.750	11-01-35	70,000	89,387
Oncor Electric Delivery Company LLC	5.250	09-30-40	45,000	56,064
Pacific Gas & Electric Company	6.050	03-01-34	80,000	100,774
Pacific Gas & Electric Company	6.250	03-01-39	45,000	58,451
PacifiCorp	5.250	06-15-35	55,000	67,168
8	JOHN HANCOCK Retirement Income 2040 Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 0.4%
DTE Energy Company	6.375	04-15-33	80,000	$103,510

	Shares	Value
Affiliated investment companies (B) 24.0%		$5,918,960
(Cost $6,174,269)
Equity 24.0%		5,918,960
Strategic Equity Allocation, Class NAV (JHAM) (C)(D)	459,190	5,918,960

	Yield (%)	Shares	Value
Short-term investments 0.3%			$65,554
(Cost $65,554)
Money market funds 0.3%			65,554
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.2075(E)	65,554	65,554

Total investments (Cost $24,345,967) 98.6%	$24,276,129
Other assets and liabilities, net 1.4%	337,315
Total net assets 100.0%	$24,613,444

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	The underlying funds' subadvisor is shown parenthetically.
(C)	The subadvisor is an affiliate of the advisor.
(D)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(E)	The rate shown is the annualized seven-day yield as of 12-31-17.
At 12-31-17, the aggregate cost of investments for federal income tax purposes was $24,431,823. Net unrealized depreciation aggregated to $155,694, of which $181,604 related to gross unrealized appreciation and $337,298 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	9

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 12-31-17

Assets
Unaffiliated investments, at value (Cost $18,171,698)	$18,357,169
Affiliated investments, at value (Cost $6,174,269)	5,918,960
Total investments, at value (Cost $24,345,967)	24,276,129
Receivable for investments sold	212,954
Interest receivable	211,539
Receivable due from advisor	3,211
Other receivables and prepaid expenses	171,246
Total assets	24,875,079
Liabilities
Distributions payable	241,970
Payable to affiliates
Accounting and legal services fees	628
Transfer agent fees	248
Trustees' fees	36
Other liabilities and accrued expenses	18,753
Total liabilities	261,635
Net assets	$24,613,444
Net assets consist of
Paid-in capital	$24,038,463
Undistributed net investment income	487
Accumulated net realized gain (loss) on investments	644,332
Net unrealized appreciation (depreciation) on investments	(69,838)
Net assets	$24,613,444

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class R6 ($24,613,444 ÷ 480,830 shares)	$51.19

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       10

STATEMENT OF OPERATIONS  For the period ended 12-31-17 1

Investment income
Interest	$261,525
Income distributions received from affiliated funds	103,720
Total investment income	365,245
Expenses
Investment management fees	47,555
Accounting and legal services fees	1,837
Transfer agent fees	1,520
Trustees' fees	285
State registration fees	5,550
Printing and postage	11,009
Professional fees	60,254
Custodian fees	5,603
Other	1,161
Total expenses	134,774
Less expense reductions	(94,352)
Net expenses	40,422
Net investment income	324,823
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	21,358
Affiliated investments	53,590
Capital gain distributions received from affiliated investments	752,284
827,232
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	185,471
Affiliated investments	(255,309)
(69,838)
Net realized and unrealized gain	757,394
Increase in net assets from operations	$1,082,217

[1]	Period from 7-6-17 (commencement of operations) to 12-31-17.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       11

STATEMENT OF CHANGES IN NET ASSETS

Period ended 12-31-17[1]
Increase (decrease) in net assets
From operations
Net investment income	$324,823
Net realized gain	827,232
Change in net unrealized appreciation (depreciation)	(69,838)
Increase in net assets resulting from operations	1,082,217
Distributions to shareholders
From net investment income
Class R6	(470,785)
From net realized gain
Class R6	(40,501)
Total distributions	(511,286)
From fund share transactions	24,042,513
Total increase	24,613,444
Net assets
Beginning of period	—
End of period	$24,613,444
Undistributed net investment income	$487

[1]	Period from 7-6-17 (commencement of operations) to 12-31-17.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       12

Financial highlights

Class R6 Shares Period ended	12-31-17	[1]
Per share operating performance
Net asset value, beginning of period	$50.00
Net investment income[2,3]	0.69
Net realized and unrealized gain on investments	1.56
Total from investment operations	2.25
Less distributions
From net investment income	(0.98)
From net realized gain	(0.08)
Total distributions	(1.06)
Net asset value, end of period	$51.19
Total return (%)[4]	4.53	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$25
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.88	[7]
Expenses including reductions[6]	0.34	[7]
Net investment income[3]	2.29	[7]
Portfolio turnover (%)	17

[1]	Period from 7-6-17 (commencement of operations) to 12-31-17.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include the expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The expense ratio of the underlying fund held by the fund was 0.53% for the period ended 12-31-17.
[7]	Annualized. Certain income and expenses are presented unannualized.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       13

Notes to financial statements

Note 1 — Organization

John Hancock Retirement Income 2040 Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to maintain and maximize regular cash distributions through December 2040 and to grow such distributions over time.

The fund operates in part as a fund of funds and may invest in other funds for which the fund's investment advisor or an affiliate serves as investment advisor, as well as funds advised by an entity that is not affiliated with the fund's investment advisor (collectively, "Underlying Funds").

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The fund commenced operations on July 6, 2017.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in underlying affiliated funds and other open-end management investment companies are valued at their respective NAVs each business day.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the

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inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2017, all investments are categorized as Level 2 under the hierarchy described above, except for affiliated investment companies and money market funds, which are categorized as Level 1.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Overdrafts. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them quarterly. Capital gains distributions, if any, are typically distributed annually.

The tax character of distributions for the period ended December 31, 2017 was as follows:

December 31, 2017
Ordinary income	$511,286
Long-term capital gain	—
Total	$511,286

As of December 31, 2017, the components of distributable earnings on a tax basis consisted of $30,150 of undistributed ordinary income and $700,525 of long-term capital gains.

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Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to characterization of distributions and amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis of 0.40% on the average daily net assets of the fund. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

To the extent that expenses of Class R6 shares exceed 0.34% of average net assets attributable to the class ("expense limitation"), the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. For purposes of this agreement, "expenses of Class R6 shares" means all expenses of the class (including fund expenses attributable to the class), excluding taxes; portfolio brokerage commissions; interest expense; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; acquired fund fees (underlying fund fees); borrowing costs; prime brokerage fees; and short dividend expense. The expense limitation expires on June 30, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to $94,352 for the period ended December 31, 2017.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended December 31, 2017 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended December 31, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

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Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the period ended December 31, 2017 were as follows:

	Period ended 12-31-17[1]
	Shares	Amount
Class R6 shares
Sold	480,039	$24,002,000
Distributions reinvested	791	40,513
Net increase	480,830	$24,042,513

1Period from 7-6-17 (commencement of operations) to 12-31-17.

Affiliates of the fund owned 100% of shares of Class R6 on December 31, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $15,280,849 and $2,117,943, respectively, for the period ended December 31, 2017. Purchases and sales of U.S. Treasury obligations aggregated $13,187,939 and $2,055,377, respectively, for the period ended December 31, 2017.

Note 7 — Investment in affiliated underlying funds

The fund invests in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying fund's net assets. At December 31, 2017, the fund did not hold 5% or more of the net assets of any underlying fund.

Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from investments in affiliated underlying funds during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Strategic Equity Allocation	—	556,152	(96,962)	459,190	$103,720	$752,284	$53,590	($255,309)	$5,918,960

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Retirement Income 2040 Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Retirement Income 2040 Fund (the "Fund") as of December 31, 2017, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 6, 2017 (commencement of operations) through December 31, 2017 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations, changes in its net assets, and the financial highlights for the period July 6, 2017 (commencement of operations) through December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and transfer agents. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 22, 2018

We have served as the auditor of one or more investment companies in the John Hancock family of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended December 31, 2017.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2017 Form 1099-DIV in early 2018. This will reflect the tax character of all distributions paid in calendar year 2017.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on March 21-23, 2017, the Board of Trustees (the Board) of John Hancock Funds II (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the establishment of John Hancock Retirement Income 2040 Fund (the New Fund).

This section describes the evaluation by the Board of:

(a)	an amendment to the advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative fee and expense information for a peer group of similar funds, and including with respect to the Subadvisor, performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated revenues and costs of providing services to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor to the John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the Funds' advisory and subadvisory arrangements in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board also noted that, on a regular basis, it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and

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procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor will be responsible for the management of the day-to-day operations of the New Fund, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisor, and also will be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance with respect to all funds.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the New Fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the New Fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Advisor and Subadvisor and the performance of their respective benchmarks and/or peer groups. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.

Fees and expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated management fees and net total expenses as compared to similarly situated investment companies deemed to be comparable to the New Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board noted that the New Fund's anticipated management fees include both advisory and administrative costs. The Board noted that the anticipated net total expenses for the New Fund were lower than the peer

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group median. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the New Fund and the services they provide to other such comparable clients or funds.

The Board took into account management's discussion with respect to the proposed management fee, the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below. The Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the New Fund.

The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services to be provided to the New Fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the New Fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the New Fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the New Fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the New Fund, and that the New Fund's distributor also receives Rule 12b-1 payments to support distribution of the New Fund;
(h)	noted that the New Fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the New Fund;
(j)	noted that the subadvisory fee for the New Fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
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Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	the Board also took into account management's discussion of the New Fund's advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business;
(b)	the performance of comparable funds, as applicable, managed by the New Fund's Subadvisor; and
(c)	the proposed subadvisory fee for the New Fund.

Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor. The Board considered the Subadvisor's current level of staffing and its overall resources, as well received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring processes. The Board reviewed the Subadvisor's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment processes and philosophies. The Board took into account that the Subadvisor's responsibilities will include the development and maintenance of an investment program for the New Fund that is consistent with the New Fund's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship to the New Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board also received information and took into account any other potential conflicts of interest that Advisor might have in connection with the Subadvisory Agreement.

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In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisor. The Board considered the New Fund's subadvisory fee compared to similarly situated investment companies deemed to be comparable to the New Fund, as applicable. The Board noted the limited size of the peer group. The Board also took into account the subadvisory fees paid by the Advisor to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. The Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(3)	that the subadvisory fees will be paid by the Advisor not the New Fund.

* * *

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendments to the Advisory Agreement and Subadvisory Agreement.

ANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       24

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	221
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       25

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	221

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       26

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	221

President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       27

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 38 other John Hancock funds consisting of 28 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       28

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       29

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Retirement Income 2040 Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
621A 12/17 2/18

John Hancock

Multimanager Lifestyle Portfolios

(formerly known as John Hancock Lifestyle Portfolios)

Annual report 12/31/17

A message to shareholders

Dear shareholder,

In the weeks following the close of the reporting period covered here, markets around the world experienced a meaningful rise in volatility. Stocks declined as investors reacted to higher bond yields and the prospect of rising inflation, even if that inflation was off historically low levels. While many in our asset management network believe the sell off will be temporary, it's likely the era of extremely low volatility is behind us for the time being.

Ultimately, the asset prices are underpinned by fundamentals, and those continue to appear supportive. There was no shortage of good economic news to report as 2017 came to a close. Unemployment remained close to historic lows, consumer confidence rose to a 17-year high, and the housing market continued to notch steady gains. In step with these signals of domestic economic strength, the global economy continued to move forward in a synchronized fashion, which has contributed to earnings momentum across both developed international and emerging markets.

In the United States, the recently passed tax reform appears poised to inject substantial stimulus into U.S. businesses at the same time that industry regulations are being rolled back across large swaths of the economy, including the systemically important financials sector. One moderating factor is the U.S. Federal Reserve's continued tightening of monetary policy. In mid-December, the federal funds rate was lifted by a quarter of a percentage point, the fifth such increase in the current cycle. While rising interest rates alone may not cause the economy to pull back, markets will be closely attuned to any suggestion that policymakers may quicken the pace of interest-rate increases in the year ahead.

While markets deliverd undeniably strong results over the past year, it is important for investors to be cognizant of the downside risks. Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it is sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence that accompanies any bull market.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Multimanager Lifestyle Portfolios

Table of contents

2	Multimanager Lifestyle Portfolios at a glance
5	Discussion of portfolio performance
10	Multimanager Lifestyle Aggressive Portfolio
11	Multimanager Lifestyle Growth Portfolio
12	Multimanager Lifestyle Balanced Portfolio
13	Multimanager Lifestyle Moderate Portfolio
14	Multimanager Lifestyle Conservative Portfolio
15	Your expenses
19	Portfolios' investments
24	Financial statements
29	Financial highlights
39	Notes to financial statements
62	Report of independent registered public accounting firm
63	Tax information
64	Trustees and officers
68	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       1

Multimanager Lifestyle Portfolios at a glance

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Both stocks and bonds advanced in 2017

The backdrop of accelerating global growth and hearty investor sentiment led to broad-based gains for financial assets.

The portfolios delivered positive absolute returns on the year

The portfolios finished with mixed performance versus their benchmarks but strong results compared to their respective Morningstar peer groups.

Manager selection made the largest contribution

The portfolios' underlying managers made a positive net contribution to benchmark-relative performance, while asset allocation had a mixed effect.

PORTFOLIO ALLOCATION AS OF 12/31/17 (%)

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       2

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/17 (%)

Multimanager Lifestyle Aggressive Portfolio

Multimanager Lifestyle Growth Portfolio

Multimanager Lifestyle Balanced Portfolio

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       3

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/17 (%)

Multimanager Lifestyle Moderate Portfolio

Multimanager Lifestyle Conservative Portfolio

Lifestyle Aggressive Blended Index is composed of 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.

Lifestyle Growth Blended Index is composed of 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Bloomberg Barclays U.S. Aggregate Bond Index, and 4% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Balanced Blended Index is composed of 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Moderate Blended Index is composed of 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Bloomberg Barclays U.S. Aggregate Bond Index, and 12% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Conservative Blended Index is composed of 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Bloomberg Barclays U.S. Aggregate Bond Index, and 16% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the portfolios' objectives, risks, and strategy, see the portfolios' prospectuses.

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       4

Discussion of portfolio performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

"The acceleration in economic conditions occurred without a corresponding increase in inflation, which gave investors confidence that the major central banks could maintain a gradual approach to tightening monetary policy."

How did the global financial markets perform during the 12 months ended December 31, 2017?

Keeping in mind that market volatility increased significantly following the close of the reporting period, a highly supportive investment backdrop helped fuel robust returns for financial assets in 2017. Mounting evidence that the global economy was beginning to experience synchronized growth boosted investor sentiment and created a powerful tailwind for risk-sensitive assets. Since the 2008 financial crisis, the United States has generally been seen as the engine of the world economy, as growth overseas was both sluggish and inconsistent. During the past year, however, Europe, Japan, and the emerging markets all exhibited better-than-expected growth. The U.S. economy also picked up steam, highlighted by GDP growth of more than 3% in the second and third quarters, as well as a drop in the unemployment rate to a 17-year low. The acceleration in economic conditions occurred without a corresponding increase in inflation, which gave investors confidence that the major central banks could maintain a gradual approach to tightening monetary policy.

These developments contributed to strong gains across the world equity markets. Domestic stocks climbed to a series of record highs during the calendar year before volatility returned after period end. Large caps outpaced small caps, and the growth style exceeded value by a wide margin. Both divergences were driven, in part, by the exceptional returns for mega-cap technology stocks.

Developed-market international equities outperformed U.S. stocks for the first time since 2012, which was the result of not only better-than-expected economic growth overseas, but also the rally in foreign currencies against the U.S. dollar. Emerging-market stocks, which gained the largest benefit from investors' elevated risk appetites, outpaced both developed-market categories.

The fixed-income market also delivered a gain, with the more economically sensitive market segments generally producing the best returns. Accordingly, investment-grade corporates, high-yield bonds, and emerging-market debt all remained in the uptrend that began in early 2016. U.S. Treasuries and other lower-risk asset classes finished with smaller gains.

How did the portfolios perform?

All five John Hancock Multimanager Lifestyle Portfolios delivered positive absolute returns and outperformed their Morningstar peer group averages; however, they were generally slightly behind their blended benchmarks. Consistent with the trend that was in place through the

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       5

"All five John Hancock Multimanager Lifestyle Portfolios delivered positive absolute returns and outperformed their Morningstar peer group averages ..."

first half of the year, the more aggressive portfolios in the series—which have higher weightings in equities—generated larger absolute gains relative to their more conservative counterparts.

How were the portfolios positioned as of the end of the period?

We maintained an emphasis on value, fundamentals, and diversification as the cornerstones of our strategy. Accordingly, we continued to pursue a broader positioning consistent with each portfolio's investment objective, but we also tilted the portfolios to areas of the market where we saw attractive valuations and higher long-term return potential.

Looking first at equities, we believe the key pillars of the 2017 rally—improving economic growth, rising corporate earnings, and stable central bank policy—remain in place, despite the spike in market volatility that began several weeks following the end of the period. At the same time, however, stocks' long stretch of positive performance prompted us to reduce the portfolios' allocation to growth stocks and look for opportunities in the value style. Value lagged growth by a wide margin in 2017, leading to more attractive relative valuations and creating the possibility of a favorable mean reversion over time. We also reduced the weighting in technology stocks in the aggressive, growth, and balanced portfolios, all of which have dedicated sector positioning as part of their strategies. We moved some of the proceeds into the healthcare sector, where we saw the combination of compelling valuations and healthy growth potential. We also see room for continued outperformance in non-U.S. equities—again, despite the turbulence that beset global markets after period end—as these offer both better earnings prospects and lower valuations than the United States.

Defensive equities are another important allocation in the portfolios. The merits of lower-volatility stocks can be lost when the broader market rallies to the extent that it did in the past year, but we believe they can provide an element of downside protection when the market is falling—a key consideration for long-term investors.

On the fixed-income side, we favored active, multi-sector bond managers with flexible approaches designed to capitalize on value opportunities and avoid overvalued market segments. In addition, we saw a favorable risk/reward profile in emerging-market debt due to the improving economic conditions in the developing countries. With this said, we also sought to take advantage of volatility in the interest-rate-sensitive core bond segment by increasing exposure to this area gradually as the year progressed. We think this category may offer a more interesting opportunity given that it been out of favor for an extended period.

Finally, we maintained meaningful positions in absolute return strategies to diversify out of stocks without adding to the portfolios' interest-rate exposure. Increasingly, we believe a global portfolio should include not only equity and fixed-income securities, but also exposure to alternatives and nontraditional strategies, such as absolute return approaches. We believe these extended asset classes provide an additional means to help us meet our risk and return objectives, especially after a multi-year run of outperformance for stocks and credit-sensitive fixed-income investments.

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       6

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

The portfolio's Class A shares returned 22.79%, excluding sales charges, slightly below the 23.12% return for its custom blended benchmark. The funds in Morningstar's allocation 85%+ equity category averaged a gain of 18.41%. The portfolio's benchmark-relative performance was hurt by the effect of asset allocation, but the strong showing of its underlying managers contributed positively.

In terms of asset allocation, the portfolio's position in defensive equities was a key detractor at a time of elevated investor risk appetites. Nevertheless, we believe this category can augment longer-term diversification through its ability to provide positive risk-adjusted returns and an element of downside protection. The portfolio's absolute return allocation also detracted somewhat given the strong returns for equities. On the plus side, we added value from an overweight in international stocks—particularly small caps and the emerging markets—as well as an underweight in domestic mid caps. The portfolio also benefited from our decision to overweight technology stocks, which delivered returns well in excess of the market as a whole, within the dedicated sector portfolio.

A number of individual managers outperformed their respective categories, aiding the portfolio's performance versus its benchmark. Technical Opportunities Fund (Wellington), Disciplined Value Fund (Boston Partners), and Capital Appreciation Fund (Jennison) were significant contributors in domestic equities, while International Growth Fund (Wellington) and Emerging Markets Equity Fund (JHAM) helped performance in the international segment. Conversely, International Value Fund (Franklin Templeton) and Capital Appreciation Value Fund (T. Rowe Price) detracted.

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

The portfolio's Class A shares returned 18.84%, excluding sales charges, slightly below the 19.14% return for its custom blended benchmark. The funds in Morningstar's allocation 70%-85% equity category averaged a gain of 15.80%. The portfolio's benchmark-relative performance was hurt by the effect of asset allocation, but the strong showing of its underlying managers contributed positively.

In terms of asset allocation, the portfolio's position in defensive equities was a key detractor at a time of elevated investor risk appetites. Nevertheless, we believe this category can augment longer-term diversification through its ability to provide positive risk-adjusted returns and an element of downside protection. The portfolio's absolute return allocation also detracted somewhat given the strong returns for equities. On the plus side, we added value from an overweight in international stocks (particularly small caps) and an underweight in domestic mid caps. The portfolio also benefited from our decision to overweight technology stocks, which delivered returns well in excess of the market as a whole, within the dedicated sector portfolio. Our positioning in fixed income contributed positively, as well. We maintained an underweight in the overall category, which was a plus at a time in which bonds finished well behind stocks. The portfolio's overweight in the emerging markets and underweight in the interest-rate-sensitive core bond category contributed, but an underweight in high-yield bonds detracted.

A number of individual managers outperformed their respective categories, aiding the portfolio's performance versus its benchmark. Technical Opportunities Fund (Wellington), Disciplined Value Fund (Boston Partners), and Capital Appreciation Fund (Jennison) were significant contributors in domestic equities, while International Growth Fund (Wellington) and Emerging Markets Equity Fund (JHAM) helped performance in the international segment. Conversely, International Value Fund (Franklin Templeton) and Capital Appreciation Value Fund (T. Rowe Price) detracted. In the bond portfolio, Emerging Markets Debt Fund (JHAM) had a positive impact on results.

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       7

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

The portfolio's Class A shares returned 14.79%, excluding sales charges, below the 15.27% return for its custom blended benchmark. The funds in Morningstar's allocation 50%-70% equity category averaged a gain of 13.21%. The portfolio's benchmark-relative performance was hurt by the effect of asset allocation, but the strong showing of its underlying managers contributed positively.

In terms of asset allocation, the portfolio's position in defensive equities was a key detractor at a time of elevated investor risk appetites. Nevertheless, we believe this category can augment longer-term diversification through its ability to provide positive risk-adjusted returns and an element of downside protection. The portfolio's absolute return allocation also detracted somewhat given the strong returns for equities. On the plus side, we added value from an overweight in international small-cap stocks and an underweight in domestic mid caps. The portfolio also benefited from our decision to overweight technology stocks, which delivered returns well in excess of the market as a whole, within the dedicated sector portfolio. Our positioning in fixed income contributed positively, as well. We maintained an underweight in the overall category, which was a plus at a time in which bonds finished well behind stocks. The portfolio's overweight in the emerging markets and underweight in the interest-rate-sensitive core bond category contributed, but an underweight in high-yield bonds detracted.

A number of individual managers outperformed their respective categories, aiding the portfolio's performance versus its benchmark. Technical Opportunities Fund (Wellington), Disciplined Value Fund (Boston Partners), and Capital Appreciation Fund (Jennison) were significant contributors in domestic equities, while International Growth Fund (Wellington) and Emerging Markets Equity Fund (JHAM) helped performance in the international segment. Conversely, International Value Fund (Franklin Templeton) and Capital Appreciation Value Fund (T. Rowe Price) detracted. In the bond portfolio, contributors included Emerging Markets Debt Fund (JHAM) and Bond Fund (JHAM).

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

The portfolio's Class A shares returned 10.64%, excluding sales charges, below the 11.51% return for its custom blended benchmark. The funds in Morningstar's allocation 30%-50% equity category averaged a gain of 9.86%. The portfolio's benchmark-relative performance was hurt by the effect of asset allocation, but the strong showing of its underlying managers contributed positively.

In terms of asset allocation, the portfolio's position in defensive equities was a key detractor at a time of elevated investor risk appetites. Nevertheless, we believe this category can augment longer-term diversification through its ability to provide positive risk-adjusted returns and an element of downside protection. The portfolio's absolute return allocation also detracted somewhat given the strong returns for equities. On the plus side, we added value from an overweight in international small-cap stocks and an underweight in domestic mid caps. Our positioning in fixed income contributed positively, as well. We maintained an underweight in the overall category, which was a plus at a time in which bonds finished well behind stocks. The portfolio's overweight in the emerging markets and underweight in the interest-rate-sensitive core bond category contributed, but an underweight in high-yield bonds detracted.

A number of individual managers outperformed their respective categories, aiding the portfolio's performance versus its benchmark. Disciplined Value Fund (Boston Partners) and Capital Appreciation Fund (Jennison) were significant contributors in domestic equities, while International Growth Fund (Wellington) helped performance in the international segment. Conversely, Capital Appreciation Value Fund (T. Rowe Price) and International Value Fund (Franklin Templeton) detracted. In the bond portfolio, contributors included Emerging Markets Debt Fund (JHAM) and Total Return Fund (PIMCO).

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       8

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

The portfolio's Class A shares returned 7.11%, excluding sales charges, below the 7.86% return for its custom blended benchmark. The funds in Morningstar's allocation 15%-30% equity category averaged a gain of 6.25%. The portfolio's benchmark-relative performance was hurt by the effect of asset allocation, but the strong showing of its underlying managers contributed positively.

In terms of asset allocation, the portfolio's position in defensive equities was a key detractor at a time of elevated investor risk appetites. Nevertheless, we believe this category can augment longer-term diversification through its ability to provide positive risk-adjusted returns and an element of downside protection. The portfolio's absolute return allocation also detracted somewhat given the strong returns for equities. On the fixed income side, the portfolio's overweight in the emerging markets and underweight in the interest-rate-sensitive core bond category contributed, but an underweight in high-yield bonds detracted.

A number of individual managers outperformed their respective categories, aiding the portfolio's performance versus its benchmark. Emerging Markets Debt Fund (JHAM), Total Return Fund (PIMCO) and Bond Fund (JHAM) were notable contributors. The equity funds Capital Appreciation Value Fund (T. Rowe Price) and Enduring Assets Fund (Wellington) detracted from performance, as did Floating Rate Income Fund (WAMCO).

The portfolios' performance depends on the subadvisors' ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. The portfolios are subject to the same risks as the underlying funds in which they invest, which include the following: Stocks, bonds, and derivatives can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default and interest-rate risk. Events in U.S. and global financial markets may at times result in unusually high market volatility. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Derivatives transactions, including hedging and other strategic transactions, may increase volatility and result in losses if not successful. For additional information on these and other risk considerations, please see the portfolios' prospectus.

The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

MANAGED BY

Robert M. Boyda On the portfolio since 2010 Investing since 1979
Marcelle Daher, CFA On the portfolio since 2013 Investing since 1999
Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       9

Multimanager Lifestyle Aggressive Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Aggressive Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends), a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.

Index 3 is 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	88.7
U.S. Large Cap	31.2
International Large Cap	13.0
U.S. Mid Cap	9.5
Emerging Markets	8.4
International Strategic Equity Allocation	8.2
U.S. Strategic Equity Allocation	6.7
U.S. Small Cap	5.7
International Small Cap	4.0
Large Blend	1.1
Global Large Cap	0.9
Alternative and specialty	11.3
Technical Opportunities	2.3
Financial Industries	1.7
Natural Resources	1.5
Health Sciences	1.3
Global Focused Strategies	1.1
Science & Technology	1.1
Real Estate	1.0
Currency	0.9
Seaport	0.4

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-17 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	16.69	16.97	21.03	23.20	22.44	22.67	22.58	22.98	23.25	23.32	23.31	21.83	25.62	23.12
5 year	10.01	10.05	10.37	10.99	10.70	11.02	10.80	11.22	11.47	11.63	11.57	15.79	8.39	13.09
10 year	4.61	4.50	4.40	4.79	4.75	4.57	4.83	5.19	5.48	4.82	5.60	8.50	2.42	6.76
Cumulative returns
5 year	61.16	61.41	63.74	68.40	66.23	68.68	66.97	70.16	72.14	73.33	72.84	108.14	49.58	85.02
10 year	56.93	55.33	53.85	59.69	59.03	56.36	60.32	65.90	70.54	60.14	72.51	126.03	27.05	92.36

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.43	2.13	2.13	1.12	1.77	1.52	1.67	1.37	1.07	1.02	1.06
Net (%)	1.41	2.13	2.13	1.12	1.77	1.52	1.67	1.27	1.07	1.02	1.06

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       10

Multimanager Lifestyle Growth Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Growth Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Bloomberg Barclays U.S. Aggregate Bond Index, and 4% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	71.6
U.S. Large Cap	25.5
International Large Cap	11.1
U.S. Mid Cap	7.5
International Strategic Equity Allocation	7.0
U.S. Strategic Equity Allocation	6.0
Emerging Markets	5.2
U.S. Small Cap	3.9
International Small Cap	3.1
Large Blend	1.3
Global Large Cap	1.0
Fixed income	17.7
Intermediate Bond	5.6
Multi-Sector Bond	4.9
Global Bond	2.8
Treasury Inflation-Protected Securities	1.8
Bank Loan	1.3
High Yield Bond	1.0
Short-Term Bond	0.3
Alternative and specialty	10.7
Technical Opportunities	2.0
Currency	1.6
Global Absolute Return Strategies	1.6
Financial Industries	1.5
Natural Resources	1.1
Real Estate	1.0
Health Sciences	0.9
Science & Technology	0.8
Seaport	0.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-17 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	12.88	12.94	16.97	19.20	18.45	18.71	18.54	19.03	19.22	19.30	19.26	19.34	21.83	3.54	19.14
5 year	8.61	8.64	8.92	9.60	9.32	9.58	9.41	9.86	10.08	10.16	10.12	10.17	15.79	2.10	11.05
10 year	4.84	4.76	4.63	5.05	5.02	4.85	5.10	5.48	5.74	5.35	5.81	5.87	8.50	4.01	6.57
Cumulative returns
5 year	51.10	51.31	53.30	58.13	56.13	58.02	56.79	60.02	61.63	62.24	61.94	62.31	108.14	10.95	68.88
10 year	60.38	59.15	57.20	63.61	63.13	60.64	64.48	70.54	74.71	68.46	75.91	76.91	126.03	48.11	88.91

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.38	2.08	2.08	1.07	1.72	1.47	1.62	1.32	1.02	0.97	1.01	0.96
Net (%)	1.36	2.08	2.08	1.07	1.72	1.47	1.62	1.22	1.02	0.97	1.01	0.96

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       11

Multimanager Lifestyle Balanced Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Balanced Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	53.6
U.S. Large Cap	19.8
International Large Cap	8.1
U.S. Strategic Equity Allocation	5.5
U.S. Mid Cap	5.2
International Strategic Equity Allocation	4.6
Emerging Markets	3.3
U.S. Small Cap	2.8
International Small Cap	1.9
Large Blend	1.3
Global Large Cap	1.1
Fixed income	37.5
Intermediate Bond	13.1
Multi-Sector Bond	11.0
Global Bond	4.6
Treasury Inflation-Protected Securities	3.6
Bank Loan	2.8
High Yield Bond	2.0
Short-Term Bond	0.4
Alternative and specialty	8.9
Global Absolute Return Strategies	1.8
Currency	1.6
Financial Industries	1.2
Real Estate	1.0
Technical Opportunities	1.0
Natural Resources	0.8
Health Sciences	0.7
Science & Technology	0.6
Seaport	0.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-17 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	9.08	8.93	12.99	15.15	14.39	14.61	14.47	14.99	15.19	15.27	15.14	15.27	21.83	3.54	15.27
5 year	6.64	6.65	6.98	7.63	7.34	7.61	7.46	7.90	8.11	8.19	8.14	8.20	15.79	2.10	9.00
10 year	4.60	4.52	4.40	4.83	4.73	4.61	4.88	5.26	5.51	5.12	5.57	5.62	8.50	4.01	6.28
Cumulative returns
5 year	37.94	37.99	40.14	44.41	42.48	44.33	43.27	46.23	47.70	48.24	47.87	48.32	108.14	10.95	53.87
10 year	56.79	55.54	53.83	60.30	58.79	56.93	60.97	66.93	71.01	64.74	71.98	72.80	126.03	48.11	83.86

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.35	2.05	2.05	1.04	1.69	1.44	1.59	1.29	0.99	0.94	0.97	0.92
Net (%)	1.33	2.05	2.05	1.04	1.69	1.44	1.59	1.19	0.99	0.94	0.97	0.92

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       12

Multimanager Lifestyle Moderate Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Moderate Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Bloomberg Barclays U.S. Aggregate Bond Index, and 12% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	36.8
U.S. Large Cap	14.2
International Large Cap	5.6
International Strategic Equity Allocation	3.6
U.S. Strategic Equity Allocation	3.6
U.S. Mid Cap	3.2
Emerging Markets	1.5
U.S. Small Cap	1.5
Large Blend	1.3
Global Large Cap	1.2
International Small Cap	1.1
Fixed income	56.5
Intermediate Bond	24.3
Multi-Sector Bond	13.1
Global Bond	7.3
Treasury Inflation-Protected Securities	4.9
Bank Loan	3.9
High Yield Bond	2.6
Short-Term Bond	0.4
Alternative and specialty	6.7
Global Absolute Return Strategies	2.2
Currency	2.2
Real Estate	1.0
Enduring Equity	0.5
Natural Resources	0.5
Seaport	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-17 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	5.11	4.96	8.87	11.01	10.38	10.57	10.39	10.93	11.05	11.14	11.07	11.14	21.83	3.54	11.51
5 year	4.66	4.63	4.97	5.65	5.31	5.61	5.41	5.85	6.05	6.17	6.13	6.18	15.79	2.10	6.95
10 year	4.42	4.62	4.21	4.68	4.53	4.43	4.62	4.99	5.27	4.57	5.39	5.43	8.50	4.01	5.90
Cumulative returns
5 year	25.57	25.42	27.47	31.65	29.51	31.36	30.15	32.86	34.14	34.87	34.65	34.93	108.14	10.95	39.94
10 year	54.17	52.67	51.06	58.01	55.79	54.28	57.12	62.74	67.07	56.39	68.99	69.67	126.03	48.11	77.35

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.30	2.00	2.00	0.99	1.64	1.39	1.54	1.24	0.94	0.89	0.93	0.88
Net (%)	1.28	2.00	2.00	0.99	1.64	1.39	1.54	1.14	0.94	0.89	0.93	0.88

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       13

Multimanager Lifestyle Conservative Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Conservative Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Bloomberg Barclays U.S. Aggregate Bond Index, and 16% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	16.6
U.S. Large Cap	5.6
International Large Cap	2.8
International Strategic Equity Allocation	2.4
U.S. Strategic Equity Allocation	1.5
U.S. Mid Cap	1.3
Global Large Cap	0.8
Large Blend	0.8
Emerging Markets	0.7
U.S. Small Cap	0.7
Fixed income	73.5
Intermediate Bond	30.7
Multi-Sector Bond	15.6
Global Bond	8.3
Treasury Inflation-Protected Securities	7.1
Bank Loan	5.0
Short-Term Bond	4.5
High Yield Bond	2.3
Alternative and specialty	9.9
Global Absolute Return Strategies	3.3
Currency	3.2
Enduring Equity	1.7
Real Estate	1.2
Natural Resources	0.3
Seaport	0.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-17 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	1.78	1.35	5.27	7.44	6.74	6.91	6.91	7.20	7.49	7.56	7.43	21.83	3.54	7.86
5 year	2.67	2.63	2.99	3.67	3.32	3.62	3.47	3.81	4.06	4.15	4.11	15.79	2.10	4.90
10 year	3.93	3.84	3.72	4.20	4.02	3.94	4.15	4.47	4.77	3.95	4.88	8.50	4.01	5.42
Cumulative returns
5 year	14.07	13.88	15.88	19.72	17.76	19.46	18.58	20.57	22.02	22.56	22.32	108.14	10.95	27.03
10 year	47.02	45.72	44.05	50.93	48.34	47.11	50.19	54.84	59.41	47.28	61.08	126.03	48.11	69.58

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.27	1.97	1.97	0.96	1.61	1.36	1.51	1.21	0.91	0.86	0.89
Net (%)	1.25	1.97	1.97	0.96	1.61	1.36	1.51	1.11	0.91	0.86	0.89

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       14

Your expenses

As a shareholder of a John Hancock Funds II Multimanager Lifestyle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period ( July 1, 2017 through December 31, 2017).

Actual expenses:

The first line of each share class in the tables below on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios' prospectuses for details regarding transaction costs.

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       15

SHAREHOLDER EXPENSE EXAMPLE CHART

		Beginning account value 7-1-2017	Ending account value 12-31-2017	Expenses paid during period[1] 7-1-2017-12-31-2017	Annualized expense ratio[2]
Multimanager Lifestyle Aggressive Portfolio
Class A	Actual	$1,000.00	$1,100.80	$2.54	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.45	0.48%
Class B	Actual	1,000.00	1,097.00	6.24	1.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	6.01	1.18%
Class C	Actual	1,000.00	1,096.90	6.24	1.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	6.01	1.18%
Class I	Actual	1,000.00	1,102.70	0.90	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.87	0.17%
Class R1	Actual	1,000.00	1,099.20	4.39	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%
Class R2	Actual	1,000.00	1,100.40	2.96	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.85	0.56%
Class R3	Actual	1,000.00	1,099.30	3.86	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%
Class R4	Actual	1,000.00	1,101.40	1.75	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%
Class R5	Actual	1,000.00	1,102.60	0.64	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.61	0.12%
Class R6	Actual	1,000.00	1,103.10	0.42	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.41	0.08%
Class 1	Actual	1,000.00	1,103.50	0.64	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.61	0.12%
Multimanager Lifestyle Growth Portfolio
Class A	Actual	$1,000.00	$1,082.80	$2.52	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.45	0.48%
Class B	Actual	1,000.00	1,079.00	6.18	1.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	6.01	1.18%
Class C	Actual	1,000.00	1,079.10	6.18	1.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	6.01	1.18%
Class I	Actual	1,000.00	1,084.30	0.95	0.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.92	0.18%
Class R1	Actual	1,000.00	1,081.00	4.30	0.82%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.18	0.82%
Class R2	Actual	1,000.00	1,082.40	3.10	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.01	0.59%
Class R3	Actual	1,000.00	1,081.30	3.83	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%
Class R4	Actual	1,000.00	1,083.80	1.73	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%
Class R5	Actual	1,000.00	1,084.30	0.68	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%
Class R6	Actual	1,000.00	1,085.20	0.42	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.41	0.08%
Class 1	Actual	1,000.00	1,084.80	0.63	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.61	0.12%
Class 5	Actual	1,000.00	1,082.80	0.37	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	0.36	0.07%

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       16

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 7-1-2017	Ending account value 12-31-2017	Expenses paid during period[1] 7-1-2017-12-31-2017	Annualized expense ratio[2]
Multimanager Lifestyle Balanced Portfolio
Class A	Actual	$1,000.00	$1,064.10	$2.55	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.50	0.49%
Class B	Actual	1,000.00	1,060.40	6.18	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	6.06	1.19%
Class C	Actual	1,000.00	1,061.00	6.18	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	6.06	1.19%
Class I	Actual	1,000.00	1,066.00	0.94	0.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.92	0.18%
Class R1	Actual	1,000.00	1,062.50	4.37	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.28	0.84%
Class R2	Actual	1,000.00	1,063.20	3.12	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.06	0.60%
Class R3	Actual	1,000.00	1,062.90	3.80	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%
Class R4	Actual	1,000.00	1,065.00	1.77	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.73	0.34%
Class R5	Actual	1,000.00	1,066.00	0.68	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%
Class R6	Actual	1,000.00	1,066.60	0.47	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.46	0.09%
Class 1	Actual	1,000.00	1,066.40	0.68	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%
Class 5	Actual	1,000.00	1,064.10	0.42	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.41	0.08%
Multimanager Lifestyle Moderate Portfolio
Class A	Actual	$1,000.00	$1,044.90	$2.58	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.55	0.50%
Class B	Actual	1,000.00	1,041.20	6.17	1.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	6.11	1.20%
Class C	Actual	1,000.00	1,041.20	6.17	1.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	6.11	1.20%
Class I	Actual	1,000.00	1,046.60	1.03	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	1.02	0.20%
Class R1	Actual	1,000.00	1,043.10	4.22	0.82%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.18	0.82%
Class R2	Actual	1,000.00	1,044.50	3.09	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.06	0.60%
Class R3	Actual	1,000.00	1,043.60	3.71	0.72%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.67	0.72%
Class R4	Actual	1,000.00	1,045.80	1.80	0.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.79	0.35%
Class R5	Actual	1,000.00	1,046.80	0.77	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.77	0.15%
Class R6	Actual	1,000.00	1,047.20	0.52	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.51	0.10%
Class 1	Actual	1,000.00	1,046.90	0.72	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.71	0.14%
Class 5	Actual	1,000.00	1,044.90	0.46	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.46	0.09%

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       17

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 7-1-2017	Ending account value 12-31-2017	Expenses paid during period[1] 7-1-2017-12-31-2017	Annualized expense ratio[2]
Multimanager Lifestyle Conservative Portfolio
Class A	Actual	$1,000.00	$1,027.30	$2.61	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.60	0.51%
Class B	Actual	1,000.00	1,023.70	6.17	1.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	6.16	1.21%
Class C	Actual	1,000.00	1,023.70	6.17	1.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	6.16	1.21%
Class I	Actual	1,000.00	1,028.90	1.02	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	1.02	0.20%
Class R1	Actual	1,000.00	1,025.50	4.39	0.86%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.38	0.86%
Class R2	Actual	1,000.00	1,026.80	2.91	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.91	0.57%
Class R3	Actual	1,000.00	1,026.30	3.47	0.68%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.47	0.68%
Class R4	Actual	1,000.00	1,028.10	1.84	0.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.84	0.36%
Class R5	Actual	1,000.00	1,029.10	0.82	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.82	0.16%
Class R6	Actual	1,000.00	1,029.40	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%
Class 1	Actual	1,000.00	1,029.20	0.77	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.77	0.15%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184) and divided by 365 (to reflect the one-half year period).
[2]	The portfolios' expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period ended	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
12-31-17	0.53% - 3.43%	0.38% - 3.43%	0.38% - 3.43%	0.38% - 3.43%	0.38% - 3.43%

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       18

Portfolios' investments
INVESTMENT COMPANIES
Underlying Funds' Investment Managers
Allianz Global Investors U.S. LLC	(Allianz)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Boston Partners Global Investors, Inc.	(Boston Partners)
Brandywine Asset Management, Inc.	(Brandywine)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Redwood Investments, LLC	(Redwood)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 12-31-17
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 88.7%
Blue Chip Growth, Class NAV (T. Rowe Price)	4,106,103	$148,846,228
Capital Appreciation, Class NAV (Jennison)	9,045,651	144,911,326
Capital Appreciation Value, Class NAV (T. Rowe Price)	15,640,509	178,614,618
Disciplined Value, Class NAV (Boston Partners)	7,904,850	172,879,071
Disciplined Value International, Class NAV (Boston Partners) (B)	2,339,490	33,361,127
Emerging Markets, Class NAV (DFA)	14,118,221	170,406,926
Emerging Markets Equity, Class NAV (JHAM) (B)(C)(D)	14,048,386	170,406,926
Equity Income, Class NAV (T. Rowe Price)	10,891,023	222,394,682
Fundamental Global Franchise, Class NAV (JHAM) (C)(D)	2,937,509	36,953,864
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)(D)	3,673,868	187,403,992
Global Equity, Class NAV (JHAM) (C)(D)	6,225,184	72,710,146
Global Shareholder Yield, Class NAV (Epoch)	3,898,740	45,927,151
Greater China Opportunities, Class NAV (JHAM) (B)(C)(D)	683,212	17,654,188
International Growth, Class NAV (Wellington)	5,093,219	140,929,376
International Growth Stock, Class NAV (Invesco)	8,369,711	118,598,806
International Small Cap, Class NAV (Franklin Templeton)	3,795,091	85,541,351
International Small Company, Class NAV (DFA)	6,585,169	85,541,351
International Strategic Equity Allocation, Class NAV (JHAM) (C)(D)	30,210,085	352,853,796
International Value, Class NAV (Templeton)	8,587,823	147,195,280
International Value Equity, Class NAV (JHAM) (C)(D)	9,094,914	79,125,750
Mid Cap Stock, Class NAV (Wellington)	8,795,055	189,709,332
Mid Value, Class NAV (T. Rowe Price)	13,385,781	218,054,367
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	1,330,077	37,920,481
Small Cap Core, Class NAV (JHAM) (B)(C)(D)	3,009,562	37,920,481
Small Cap Growth, Class NAV (Wellington)	3,879,758	38,758,786
Small Cap Value, Class NAV (Wellington)	2,528,648	53,177,472
Small Company Growth, Class NAV (Redwood)	1,871,984	39,049,594
Small Company Value, Class NAV (T. Rowe Price)	1,253,623	35,627,973
Strategic Growth, Class NAV (JHAM) (C)(D)	8,339,794	146,279,988
U.S. Strategic Equity Allocation, Class NAV (JHAM) (C)(D)	24,164,352	287,072,497
Value Equity, Class NAV (Barrow Hanley) (B)	8,019,069	99,035,499
Alternative and specialty - 11.3%
Absolute Return Currency, Class NAV (First Quadrant) (E)	3,845,473	37,339,546
Financial Industries, Class NAV (JHAM) (B)(C)(D)	3,756,721	74,833,884
Global Focused Strategies, Class NAV (Standard Life) (B)	4,786,311	46,953,716
Global Real Estate, Class NAV (Deutsche)	2,160,135	21,385,338
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	19

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares	Value
Alternative and specialty - (continued)
Health Sciences, Class NAV (T. Rowe Price)	13,229,069	$56,884,999
Natural Resources, Class NAV (Jennison)	5,012,980	63,514,453
Real Estate Equity, Class NAV (T. Rowe Price)	2,079,084	21,185,870
Science & Technology, Class NAV (T. Rowe Price/Allianz)	9,206,860	45,850,164
Seaport, Class NAV (Wellington) (B)	1,548,162	17,463,267
Technical Opportunities, Class NAV (Wellington)	8,204,066	100,335,728

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,288,865,228)		$4,280,609,390
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.2075% (F)	1,008	1,008
TOTAL SHORT-TERM INVESTMENTS (Cost $1,008)		$1,008

Total Investments (Multimanager Lifestyle Aggressive Portfolio) (Cost $3,288,866,236) - 100.0%	$4,280,610,398
Other assets and liabilities, net - 0.0%	(6,120)
TOTAL NET ASSETS - 100.0%	$4,280,604,278
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 12-31-17
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 71.6%
Blue Chip Growth, Class NAV (T. Rowe Price)	9,932,591	$360,056,422
Capital Appreciation, Class NAV (Jennison)	21,999,975	352,439,596
Capital Appreciation Value, Class NAV (T. Rowe Price)	48,148,635	549,857,409
Disciplined Value, Class NAV (Boston Partners)	19,278,039	421,610,708
Disciplined Value International, Class NAV (Boston Partners) (B)	5,477,191	78,104,746
Emerging Markets, Class NAV (DFA)	27,738,584	334,804,706
Emerging Markets Equity, Class NAV (JHAM) (B)(C)(D)	27,601,377	334,804,706
Equity Income, Class NAV (T. Rowe Price)	26,546,168	542,072,754
Fundamental Global Franchise, Class NAV (JHAM) (C)(D)	10,182,177	128,091,783
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)(D)	8,138,460	415,142,860
Global Equity, Class NAV (JHAM) (C)(D)	19,121,647	223,340,843
Global Shareholder Yield, Class NAV (Epoch)	14,243,604	167,789,649
International Growth, Class NAV (Wellington)	11,664,145	322,746,882
International Growth Stock, Class NAV (Invesco)	22,345,837	316,640,511
International Small Cap, Class NAV (Franklin Templeton)	8,734,499	196,875,598
International Small Company, Class NAV (DFA)	15,155,935	196,875,598
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
International Strategic Equity Allocation, Class NAV (JHAM) (C)(D)	77,174,085	$901,393,313
International Value, Class NAV (Templeton)	19,713,545	337,890,166
International Value Equity, Class NAV (JHAM) (C)(D)	25,842,009	224,825,478
Mid Cap Stock, Class NAV (Wellington)	20,766,525	447,933,943
Mid Value, Class NAV (T. Rowe Price)	31,595,038	514,683,175
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	3,001,738	85,579,563
Small Cap Core, Class NAV (JHAM) (B)(C)(D)	6,792,029	85,579,563
Small Cap Growth, Class NAV (Wellington)	7,577,929	75,703,509
Small Cap Value, Class NAV (Wellington)	5,011,759	105,397,292
Small Company Growth, Class NAV (Redwood)	3,675,383	76,668,498
Small Company Value, Class NAV (T. Rowe Price)	2,476,134	70,371,730
Strategic Growth, Class NAV (JHAM) (C)(D)	20,270,123	355,537,966
U.S. Strategic Equity Allocation, Class NAV (JHAM) (C)(D)	65,244,858	775,108,913
Value Equity, Class NAV (Barrow Hanley) (B)	19,506,978	240,911,183
Fixed income - 17.7%
Asia Pacific Total Return Bond, Class NAV (JHAM) (C)(D)	7,950,902	77,203,261
Bond, Class NAV (JHAM) (B)(C)(D)	21,811,661	347,241,636
Core Bond, Class NAV (Wells Capital)	9,267,370	119,827,091
Emerging Markets Debt, Class NAV (JHAM) (C)(D)	19,205,787	188,216,716
Floating Rate Income, Class NAV (WAMCO)	19,968,624	169,134,242
Global Bond, Class NAV (PIMCO)	3,015,918	38,633,912
Global Income, Class NAV (Stone Harbor)	4,656,364	44,375,144
Global Short Duration Credit, Class NAV (JHAM) (B)(C)(D)	6,104,801	55,736,834
High Yield, Class NAV (JHAM) (B)(C)(D)	17,089,734	59,814,071
High Yield, Class NAV (WAMCO)	3,736,561	30,340,875
Real Return Bond, Class NAV (PIMCO)	20,508,465	227,233,790
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	13,296,613	129,110,108
Short Term Government Income, Class NAV (JHAM) (C)(D)	3,582,564	33,568,628
Spectrum Income, Class NAV (T. Rowe Price)	15,239,913	164,438,664
Strategic Income Opportunities, Class NAV (JHAM) (C)(D)	27,073,915	293,481,242
Total Return, Class NAV (PIMCO)	19,695,752	265,695,692
U.S. High Yield Bond, Class NAV (Wells Capital)	3,874,447	43,742,505
Alternative and specialty - 10.7%
Absolute Return Currency, Class NAV (First Quadrant) (E)	21,149,186	205,358,591
Financial Industries, Class NAV (JHAM) (B)(C)(D)	9,721,292	193,648,129
Global Absolute Return Strategies, Class NAV (Standard Life) (E)	19,924,399	209,803,926
Global Real Estate, Class NAV (Deutsche)	6,520,139	64,549,376
Health Sciences, Class NAV (T. Rowe Price)	27,020,669	116,188,878
20	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares	Value
Alternative and specialty - (continued)
Natural Resources, Class NAV (Jennison)	11,462,991	$145,236,097
Real Estate Equity, Class NAV (T. Rowe Price)	6,285,370	64,047,920
Science & Technology, Class NAV (T. Rowe Price/Allianz)	20,220,287	100,697,027
Seaport, Class NAV (Wellington) (B)	2,680,401	30,234,928
Technical Opportunities, Class NAV (Wellington)	19,981,278	244,371,030

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $10,413,693,901)		$12,900,769,376
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.2075% (F)	5,309	5,309
TOTAL SHORT-TERM INVESTMENTS (Cost $5,309)		$5,309

Total Investments (Multimanager Lifestyle Growth Portfolio) (Cost $10,413,699,210) - 100.0%	$12,900,774,685
Other assets and liabilities, net - 0.0%	(1,094,773)
TOTAL NET ASSETS - 100.0%	$12,899,679,912
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 12-31-17
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 53.6%
Blue Chip Growth, Class NAV (T. Rowe Price)	7,131,211	$258,506,415
Capital Appreciation, Class NAV (Jennison)	15,765,701	252,566,528
Capital Appreciation Value, Class NAV (T. Rowe Price)	48,650,627	555,590,156
Disciplined Value, Class NAV (Boston Partners)	13,729,513	300,264,455
Disciplined Value International, Class NAV (Boston Partners) (B)	3,762,313	53,650,588
Emerging Markets, Class NAV (DFA)	17,282,402	208,598,594
Emerging Markets Equity, Class NAV (JHAM) (B)(C)(D)	17,130,542	207,793,474
Equity Income, Class NAV (T. Rowe Price)	18,901,942	385,977,656
Fundamental Global Franchise, Class NAV (JHAM) (C)(D)	11,440,707	143,924,088
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)(D)	5,818,771	296,815,489
Global Equity, Class NAV (JHAM) (C)(D)	18,143,820	211,919,822
Global Shareholder Yield, Class NAV (Epoch)	13,749,888	161,973,679
International Growth, Class NAV (Wellington)	8,402,092	232,485,880
International Growth Stock, Class NAV (Invesco)	14,424,556	204,395,965
International Small Cap, Class NAV (Franklin Templeton)	5,383,874	121,352,520
International Small Company, Class NAV (DFA)	9,341,995	121,352,520
International Strategic Equity Allocation, Class NAV (JHAM) (C)(D)	50,497,566	589,811,567
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
International Value, Class NAV (Templeton)	13,999,175	$239,945,866
International Value Equity, Class NAV (JHAM) (C)(D)	16,444,625	143,068,234
Mid Cap Stock, Class NAV (Wellington)	14,331,459	309,129,576
Mid Value, Class NAV (T. Rowe Price)	21,645,878	352,611,348
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	1,796,687	51,223,537
Small Cap Core, Class NAV (JHAM) (B)(C)(D)	4,065,360	51,223,537
Small Cap Growth, Class NAV (Wellington)	6,053,241	60,471,877
Small Cap Value, Class NAV (Wellington)	3,958,059	83,237,978
Small Company Growth, Class NAV (Redwood)	2,930,822	61,136,950
Small Company Value, Class NAV (T. Rowe Price)	1,961,489	55,745,515
Strategic Growth, Class NAV (JHAM) (C)(D)	14,503,787	254,396,425
U.S. Strategic Equity Allocation, Class NAV (JHAM) (C)(D)	58,919,304	699,961,333
Value Equity, Class NAV (Barrow Hanley) (B)	13,891,024	171,554,141
Fixed income - 37.5%
Asia Pacific Total Return Bond, Class NAV (JHAM) (C)(D)	13,156,461	127,749,240
Bond, Class NAV (JHAM) (B)(C)(D)	50,421,630	802,712,350
Core Bond, Class NAV (Wells Capital)	20,858,793	269,704,196
Emerging Markets Debt, Class NAV (JHAM) (C)(D)	30,054,964	294,538,648
Floating Rate Income, Class NAV (WAMCO)	41,477,026	351,310,410
Global Bond, Class NAV (PIMCO)	4,986,309	63,874,620
Global Income, Class NAV (Stone Harbor)	9,009,472	85,860,264
Global Short Duration Credit, Class NAV (JHAM) (B)(C)(D)	11,638,753	106,261,818
High Yield, Class NAV (JHAM) (B)(C)(D)	32,652,706	114,284,470
High Yield, Class NAV (WAMCO)	7,134,764	57,934,280
Real Return Bond, Class NAV (PIMCO)	41,506,973	459,897,264
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	32,891,153	319,373,100
Short Term Government Income, Class NAV (JHAM) (C)(D)	4,771,850	44,712,234
Spectrum Income, Class NAV (T. Rowe Price)	33,124,822	357,416,824
Strategic Income Opportunities, Class NAV (JHAM) (C)(D)	59,350,364	643,357,948
Total Return, Class NAV (PIMCO)	45,076,826	608,086,383
U.S. High Yield Bond, Class NAV (Wells Capital)	7,399,046	83,535,228
Alternative and specialty - 8.9%
Absolute Return Currency, Class NAV (First Quadrant) (E)	22,579,206	219,244,093
Financial Industries, Class NAV (JHAM) (B)(C)(D)	7,915,697	157,680,682
Global Absolute Return Strategies, Class NAV (Standard Life) (E)	21,230,880	223,561,170
Global Real Estate, Class NAV (Deutsche)	6,451,490	63,869,747
Health Sciences, Class NAV (T. Rowe Price)	19,309,458	83,030,671
Natural Resources, Class NAV (Jennison)	7,712,763	97,720,713
Real Estate Equity, Class NAV (T. Rowe Price)	6,253,538	63,723,548
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	21

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV (T. Rowe Price/Allianz)	14,364,280	$71,534,117
Seaport, Class NAV (Wellington) (B)	2,731,451	30,810,766
Technical Opportunities, Class NAV (Wellington)	10,198,270	124,724,842

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $10,842,250,151)		$12,767,195,339
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.2075% (F)	4,348	4,348
TOTAL SHORT-TERM INVESTMENTS (Cost $4,348)		$4,348

Total Investments (Multimanager Lifestyle Balanced Portfolio) (Cost $10,842,254,499) - 100.0%	$12,767,199,687
Other assets and liabilities, net - 0.0%	(1,219,737)
TOTAL NET ASSETS - 100.0%	$12,765,979,950
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 12-31-17
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 36.8%
Blue Chip Growth, Class NAV (T. Rowe Price)	1,061,300	$38,472,118
Capital Appreciation, Class NAV (Jennison)	2,357,816	37,772,210
Capital Appreciation Value, Class NAV (T. Rowe Price)	14,530,233	165,935,256
Disciplined Value, Class NAV (Boston Partners)	2,082,811	45,551,078
Disciplined Value International, Class NAV (Boston Partners) (B)	960,298	13,693,852
Emerging Markets, Class NAV (DFA)	2,347,860	28,338,667
Emerging Markets Equity, Class NAV (JHAM) (B)(C)(D)	2,336,246	28,338,667
Equity Income, Class NAV (T. Rowe Price)	2,867,975	58,564,042
Fundamental Global Franchise, Class NAV (JHAM) (C)(D)	3,716,765	46,756,898
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)(D)	2,225,635	113,529,644
Global Equity, Class NAV (JHAM) (C)(D)	5,717,496	66,780,355
Global Shareholder Yield, Class NAV (Epoch)	4,257,533	50,153,734
International Growth, Class NAV (Wellington)	1,215,252	33,626,015
International Growth Stock, Class NAV (Invesco)	3,317,696	47,011,756
International Small Cap, Class NAV (Franklin Templeton)	928,179	20,921,163
International Small Company, Class NAV (DFA)	1,610,559	20,921,163
International Strategic Equity Allocation, Class NAV (JHAM) (C)(D)	11,724,189	136,938,524
International Value, Class NAV (Templeton)	2,219,281	38,038,479
International Value Equity, Class NAV (JHAM) (C)(D)	3,322,902	28,909,244
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
Mid Cap Stock, Class NAV (Wellington)	2,623,191	$56,582,237
Mid Value, Class NAV (T. Rowe Price)	3,882,073	63,238,971
Small Cap Growth, Class NAV (Wellington)	1,264,522	12,632,579
Small Cap Value, Class NAV (Wellington)	1,512,639	31,810,793
Small Company Growth, Class NAV (Redwood)	614,812	12,824,977
Strategic Growth, Class NAV (JHAM) (C)(D)	2,153,490	37,772,210
U.S. Strategic Equity Allocation, Class NAV (JHAM) (C)(D)	11,619,667	138,041,640
Value Equity, Class NAV (Barrow Hanley) (B)	2,107,671	26,029,731
Fixed income - 56.5%
Asia Pacific Total Return Bond, Class NAV (JHAM) (C)(D)	7,052,190	68,476,761
Bond, Class NAV (JHAM) (B)(C)(D)	20,033,802	318,938,122
Core Bond, Class NAV (Wells Capital)	23,466,987	303,428,136
Emerging Markets Debt, Class NAV (JHAM) (C)(D)	11,807,195	115,710,509
Floating Rate Income, Class NAV (WAMCO)	17,292,111	146,464,183
Global Bond, Class NAV (PIMCO)	4,157,666	53,259,703
Global Income, Class NAV (Stone Harbor)	3,383,919	32,248,750
Global Short Duration Credit, Class NAV (JHAM) (B)(C)(D)	4,415,947	40,317,595
High Yield, Class NAV (JHAM) (B)(C)(D)	12,614,941	44,152,294
High Yield, Class NAV (WAMCO)	2,756,686	22,384,292
Real Return Bond, Class NAV (PIMCO)	16,938,247	187,675,780
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	11,792,828	114,508,361
Short Term Government Income, Class NAV (JHAM) (C)(D)	1,556,216	14,581,746
Spectrum Income, Class NAV (T. Rowe Price)	11,683,570	126,065,717
Strategic Income Opportunities, Class NAV (JHAM) (C)(D)	20,932,930	226,912,964
Total Return, Class NAV (PIMCO)	22,388,195	302,016,753
U.S. High Yield Bond, Class NAV (Wells Capital)	2,858,758	32,275,380
Alternative and specialty - 6.7%
Absolute Return Currency, Class NAV (First Quadrant) (E)	8,610,712	83,610,012
Enduring Assets, Class NAV (Wellington) (B)	1,573,273	18,895,012
Global Absolute Return Strategies, Class NAV (Standard Life) (E)	8,128,770	85,595,951
Global Real Estate, Class NAV (Deutsche)	1,921,135	19,019,239
Natural Resources, Class NAV (Jennison)	1,351,011	17,117,315
Real Estate Equity, Class NAV (T. Rowe Price)	1,866,461	19,019,239
Seaport, Class NAV (Wellington) (B)	910,496	10,270,389

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,422,745,653)		$3,802,130,206
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.2075% (F)	3,582	3,582
TOTAL SHORT-TERM INVESTMENTS (Cost $3,582)		$3,582

22	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

Total Investments (Multimanager Lifestyle Moderate Portfolio) (Cost $3,422,749,235) - 100.0%	$3,802,133,788
Other assets and liabilities, net - 0.0%	(537,895)
TOTAL NET ASSETS - 100.0%	$3,801,595,893
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 12-31-17
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 16.6%
Blue Chip Growth, Class NAV (T. Rowe Price)	147,380	$5,342,533
Capital Appreciation, Class NAV (Jennison)	320,209	5,129,752
Capital Appreciation Value, Class NAV (T. Rowe Price)	7,310,168	83,482,116
Disciplined Value, Class NAV (Boston Partners)	391,673	8,565,881
Disciplined Value International, Class NAV (Boston Partners) (B)	473,860	6,757,241
Emerging Markets, Class NAV (DFA)	832,610	10,049,599
Emerging Markets Equity, Class NAV (JHAM) (B)(C)(D)	828,491	10,049,599
Equity Income, Class NAV (T. Rowe Price)	540,022	11,027,242
Fundamental Global Franchise, Class NAV (JHAM) (C)(D)	1,859,424	23,391,555
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)(D)	599,943	30,603,112
Global Equity, Class NAV (JHAM) (C)(D)	2,727,712	31,859,675
Global Shareholder Yield, Class NAV (Epoch)	1,938,591	22,836,599
International Growth, Class NAV (Wellington)	491,014	13,586,367
International Growth Stock, Class NAV (Invesco)	997,976	14,141,324
International Strategic Equity Allocation, Class NAV (JHAM) (C)(D)	5,899,784	68,909,479
International Value, Class NAV (Templeton)	838,804	14,377,108
International Value Equity, Class NAV (JHAM) (C)(D)	760,169	6,613,470
Mid Cap Stock, Class NAV (Wellington)	813,970	17,557,324
Mid Value, Class NAV (T. Rowe Price)	1,298,441	21,151,602
Small Cap Growth, Class NAV (Wellington)	821,467	8,206,453
Small Cap Value, Class NAV (Wellington)	561,138	11,800,730
Strategic Growth, Class NAV (JHAM) (C)(D)	292,460	5,129,752
U.S. Strategic Equity Allocation, Class NAV (JHAM) (C)(D)	3,491,411	41,477,957
Value Equity, Class NAV (Barrow Hanley) (B)	396,738	4,899,718
Fixed income - 73.5%
Asia Pacific Total Return Bond, Class NAV (JHAM) (C)(D)	5,626,197	54,630,377
Bond, Class NAV (JHAM) (B)(C)(D)	19,362,647	308,253,340
Core Bond, Class NAV (Wells Capital)	22,182,820	286,823,856
Emerging Markets Debt, Class NAV (JHAM) (C)(D)	9,476,698	92,871,641
Floating Rate Income, Class NAV (WAMCO)	16,973,335	143,764,150
Global Bond, Class NAV (PIMCO)	4,825,807	61,818,585
Global Income, Class NAV (Stone Harbor)	2,873,473	27,384,195
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares	Value
Fixed income - (continued)
Global Short Duration Credit, Class NAV (JHAM) (B)(C)(D)	3,271,776	$29,871,315
High Yield, Class NAV (JHAM) (B)(C)(D)	8,291,495	29,020,231
High Yield, Class NAV (WAMCO)	1,811,924	14,712,823
Real Return Bond, Class NAV (PIMCO)	18,424,647	204,145,093
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	11,920,136	115,744,517
Short Term Government Income, Class NAV (JHAM) (C)(D)	13,801,052	129,315,853
Spectrum Income, Class NAV (T. Rowe Price)	10,049,367	108,432,673
Strategic Income Opportunities, Class NAV (JHAM) (C)(D)	18,005,531	195,179,961
Total Return, Class NAV (PIMCO)	21,295,424	287,275,276
U.S. High Yield Bond, Class NAV (Wells Capital)	1,878,739	21,210,963
Alternative and specialty - 9.9%
Absolute Return Currency, Class NAV (First Quadrant) (E)	9,558,944	92,817,347
Enduring Assets, Class NAV (Wellington) (B)	4,158,947	49,948,949
Global Absolute Return Strategies, Class NAV (Standard Life) (E)	9,010,858	94,884,339
Global Real Estate, Class NAV (Deutsche)	1,742,680	17,252,530
Natural Resources, Class NAV (Jennison)	714,884	9,057,578
Real Estate Equity, Class NAV (T. Rowe Price)	1,692,875	17,250,396
Seaport, Class NAV (Wellington) (B)	407,861	4,600,675

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,727,174,254)		$2,873,212,851
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.2075% (F)	1,007	1,007
TOTAL SHORT-TERM INVESTMENTS (Cost $1,007)		$1,007

Total Investments (Multimanager Lifestyle Conservative Portfolio) (Cost $2,727,175,261) - 100.0%	$2,873,213,858
Other assets and liabilities, net - 0.0%	(568,141)
TOTAL NET ASSETS - 100.0%	$2,872,645,717
Percentages are based upon net assets.
Security Abbreviations and Legend
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	Fund is not a series of John Hancock Variable Insurance Trust, John Hancock Funds II or John Hancock Funds III.
(C)	The subadvisor is an affiliate of the advisor.
(D)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(E)	Non-income producing.
(F)	The rate shown is the annualized seven-day yield as of 12-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	23

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 12-31-17

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Assets
Investments in unaffiliated funds, at value	$1,008	$5,309	$4,348	$3,582	$1,007
Investments in affiliated funds, at value	4,280,609,390	12,900,769,376	12,767,195,339	3,802,130,206	2,873,212,851
Total investments, at value	4,280,610,398	12,900,774,685	12,767,199,687	3,802,133,788	2,873,213,858
Receivable for investments sold	41,160,005	120,793,048	106,169,251	40,575,618	23,168,303
Receivable for fund shares sold	302,215	2,134,127	1,390,644	650,568	519,634
Dividends and interest receivable	106,034	6,358,292	12,662,299	4,803,436	4,211,451
Other assets	79,060	99,785	97,849	82,587	79,760
Total assets	4,322,257,712	13,030,159,937	12,887,519,730	3,848,245,997	2,901,193,006
Liabilities
Payable for investments purchased	—	6,594,598	13,453,352	5,132,448	4,535,513
Payable for fund shares repurchased	41,444,184	123,231,628	107,420,538	41,282,216	23,816,834
Payable to affiliates
Accounting and legal services fees	102,359	309,922	306,253	91,368	69,527
Transfer agent fees	66,838	243,863	266,274	103,085	90,791
Trustees' fees	2,429	7,301	7,494	2,404	1,905
Investment management fees	107	368	394	148	131
Distribution and service fees	4,226	11,865	12,095	4,088	2,380
Other liabilities and accrued expenses	33,291	80,480	73,380	34,347	30,208
Total liabilities	41,653,434	130,480,025	121,539,780	46,650,104	28,547,289
Net assets	$4,280,604,278	$12,899,679,912	$12,765,979,950	$3,801,595,893	$2,872,645,717
Net assets consist of
Paid-in capital	$3,121,182,049	$10,075,493,366	$10,674,729,540	$3,397,095,838	$2,747,726,472
Accumulated undistributed net realized gain (loss) on investments	167,678,067	337,111,071	166,305,222	25,115,502	(21,119,352)
Net unrealized appreciation (depreciation) on investments	991,744,162	2,487,075,475	1,924,945,188	379,384,553	146,038,597
Net assets	$4,280,604,278	$12,899,679,912	$12,765,979,950	$3,801,595,893	$2,872,645,717
Investments in unaffiliated funds, at cost	$1,008	$5,309	$4,348	$3,582	$1,007
Investments in affiliated funds, at cost	$3,288,865,228	$10,413,693,901	$10,842,250,151	$3,422,745,653	$2,727,174,254
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$499,002,753	$1,718,744,257	$1,840,995,590	$692,571,010	$611,070,362
Shares outstanding	30,202,113	106,365,579	120,401,960	50,068,011	46,795,632
Net asset value and redemption price per share	$16.52	$16.16	$15.29	$13.83	$13.06
Class B1
Net assets	$10,095,165	$45,612,416	$46,602,967	$19,712,719	$16,792,099
Shares outstanding	609,893	2,815,060	3,049,851	1,426,407	1,285,236
Net asset value, offering price and redemption price per share	$16.55	$16.20	$15.28	$13.82	$13.07
Class C1
Net assets	$147,955,820	$629,253,007	$717,791,377	$299,394,934	$260,919,701
Shares outstanding	8,930,850	38,883,186	46,925,981	21,640,705	19,977,019
Net asset value, offering price and redemption price per share	$16.57	$16.18	$15.30	$13.83	$13.06
Class I
Net assets	$9,590,343	$37,709,196	$44,984,754	$13,903,106	$14,821,790
Shares outstanding	582,199	2,346,402	2,959,489	1,009,110	1,136,959
Net asset value, offering price and redemption price per share	$16.47	$16.07	$15.20	$13.78	$13.04
Class R1
Net assets	$6,341,376	$18,490,875	$16,840,601	$6,192,825	$6,421,240
Shares outstanding	383,219	1,139,135	1,106,729	448,485	492,137
Net asset value, offering price and redemption price per share	$16.55	$16.23	$15.22	$13.81	$13.05
Class R2
Net assets	$5,757,176	$13,417,356	$14,418,001	$4,473,272	$2,050,181
Shares outstanding	350,517	835,961	948,311	324,635	157,170
Net asset value, offering price and redemption price per share	$16.42	$16.05	$15.20	$13.78	$13.04

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       24

STATEMENTS OF ASSETS AND LIABILITIES 12-31-17

Continued

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Class R3
Net assets	$10,013,394	$14,148,877	$17,710,541	$6,533,070	$4,520,891
Shares outstanding	607,705	877,211	1,161,411	473,328	347,065
Net asset value, offering price and redemption price per share	$16.48	$16.13	$15.25	$13.80	$13.03
Class R4
Net assets	$8,104,884	$11,460,860	$13,337,709	$5,016,353	$4,233,723
Shares outstanding	492,672	710,205	874,091	364,129	324,884
Net asset value, offering price and redemption price per share	$16.45	$16.14	$15.26	$13.78	$13.03
Class R5
Net assets	$6,556,105	$21,639,149	$19,021,186	$9,545,008	$4,752,251
Shares outstanding	397,840	1,338,707	1,244,768	692,160	364,496
Net asset value, offering price and redemption price per share	$16.48	$16.16	$15.28	$13.79	$13.04
Class R6
Net assets	$28,929,453	$77,744,267	$72,648,788	$24,735,590	$15,797,298
Shares outstanding	1,756,588	4,835,043	4,781,064	1,796,543	1,212,650
Net asset value, offering price and redemption price per share	$16.47	$16.08	$15.20	$13.77	$13.03
Class 1
Net assets	$3,548,257,809	$9,997,395,438	$9,797,071,718	$2,657,432,189	$1,931,266,181
Shares outstanding	215,761,179	621,623,588	644,922,224	192,722,668	148,210,250
Net asset value, offering price and redemption price per share	$16.45	$16.08	$15.19	$13.79	$13.03
Class 5
Net assets	—	$314,064,214	$164,556,718	$62,085,817	—
Shares outstanding	—	19,556,137	10,827,226	4,507,803	—
Net asset value, offering price and redemption price per share	—	$16.06	$15.20	$13.77	—
Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	$17.39	$17.01	$16.09	$14.56	$13.75

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       25

STATEMENTS OF OPERATIONS For the year ended 12-31-17

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Investment income
Income distributions received from affiliated funds	$50,727,691	$209,225,767	$264,341,566	$93,357,525	$76,434,712
Interest	1,552	1,960	1,330	203	16
Total investment income	50,729,243	209,227,727	264,342,896	93,357,728	76,434,728
Expenses
Investment management fees	4,552,033	12,734,705	13,119,410	4,055,869	3,061,899
Distribution and service fees	4,918,281	17,404,233	18,941,229	7,106,719	6,048,311
Transfer agent fees	728,463	2,746,297	3,050,275	1,205,366	1,069,623
Accounting and legal services fees	671,320	2,066,178	2,084,049	633,401	487,759
State registration fees	171,313	208,220	221,082	185,341	188,437
Professional fees	113,764	237,720	238,475	110,898	97,266
Printing and postage	61,979	148,272	132,462	68,481	61,692
Custodian fees	28,849	27,985	28,873	29,406	29,428
Trustees' fees	66,527	204,952	208,267	64,160	49,791
Other	45,901	116,797	118,691	45,380	37,659
Total expenses before reductions	11,358,430	35,895,359	38,142,813	13,505,021	11,131,865
Less expense reductions	(2,948,789)	(7,139,937)	(6,727,340)	(1,935,242)	(1,256,926)
Net expenses	8,409,641	28,755,422	31,415,473	11,569,779	9,874,939
Net investment income (loss)	42,319,602	180,472,305	232,927,423	81,787,949	66,559,789
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated funds	146,941,213	409,597,626	368,299,510	75,618,893	28,726,843
Capital gain distributions received from affiliated funds	286,233,068	696,345,973	521,931,241	85,344,819	29,217,790
	433,174,281	1,105,943,599	890,230,751	160,963,712	57,944,633
Change in net unrealized appreciation (depreciation) of
Investments in affiliated funds	396,816,221	969,575,201	700,180,954	167,895,212	89,546,885
	396,816,221	969,575,201	700,180,954	167,895,212	89,546,885
Net realized and unrealized gain (loss)	829,990,502	2,075,518,800	1,590,411,705	328,858,924	147,491,518
Increase (decrease) in net assets from operations	$872,310,104	$2,255,991,105	$1,823,339,128	$410,646,873	$214,051,307

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       26

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager Lifestyle Aggressive Portfolio		Multimanager Lifestyle Growth Portfolio		Multimanager Lifestyle Balanced Portfolio
	Year ended 12-31-17	Year ended 12-31-16	Year ended 12-31-17	Year ended 12-31-16	Year ended 12-31-17	Year ended 12-31-16
Increase (decrease) in net assets
From operations
Net investment income (loss)	$42,319,602	$41,416,511	$180,472,305	$184,254,167	$232,927,423	$250,400,744
Net realized gain (loss)	433,174,281	177,286,406	1,105,943,599	427,472,623	890,230,751	342,887,568
Change in net unrealized appreciation (depreciation)	396,816,221	63,547,358	969,575,201	250,590,415	700,180,954	309,157,109
Increase (decrease) in net assets resulting from operations	872,310,104	282,250,275	2,255,991,105	862,317,205	1,823,339,128	902,445,421
Distributions to shareholders
From net investment income
Class A	(3,646,118)	(3,218,990)	(19,802,476)	(19,430,324)	(28,483,192)	(29,899,184)
Class B	(9,936)	(7,713)	(234,447)	(299,188)	(410,994)	(575,848)
Class C	(146,045)	(98,633)	(3,242,022)	(3,497,576)	(6,299,154)	(7,665,867)
Class I	(98,275)	(43,057)	(550,048)	(251,322)	(747,213)	(287,174)
Class R1	(26,086)	(28,448)	(154,438)	(161,430)	(204,760)	(232,529)
Class R2	(37,134)	(44,752)	(143,411)	(206,131)	(214,087)	(216,407)
Class R3	(50,744)	(26,671)	(132,784)	(134,021)	(226,587)	(305,632)
Class R4	(70,310)	(63,105)	(148,281)	(206,152)	(253,066)	(405,540)
Class R5	(68,461)	(73,148)	(317,544)	(338,729)	(361,493)	(397,004)
Class R6	(314,535)	(210,363)	(1,179,126)	(744,875)	(1,212,237)	(997,200)
Class 1	(37,942,285)	(38,066,059)	(150,224,009)	(156,818,267)	(192,067,901)	(207,293,577)
Class 5	—	—	(4,800,561)	(4,208,726)	(3,191,062)	(3,056,259)
From net realized gain
Class A	(39,385,250)	(27,909,709)	(116,759,804)	(92,322,383)	(100,770,250)	(82,642,493)
Class B	(800,649)	(817,462)	(3,118,726)	(3,364,282)	(2,562,018)	(2,751,637)
Class C	(11,769,057)	(10,432,315)	(43,127,064)	(39,324,335)	(39,489,874)	(36,972,468)
Class I	(774,499)	(269,732)	(2,616,580)	(961,952)	(2,531,067)	(815,958)
Class R1	(500,804)	(433,014)	(1,251,950)	(1,051,894)	(924,611)	(817,266)
Class R2	(454,536)	(444,458)	(916,237)	(1,059,704)	(792,379)	(653,258)
Class R3	(793,934)	(344,861)	(964,788)	(796,682)	(970,223)	(999,944)
Class R4	(639,842)	(461,662)	(777,551)	(877,509)	(729,505)	(955,852)
Class R5	(515,988)	(440,781)	(1,461,106)	(1,259,192)	(1,037,691)	(869,530)
Class R6	(2,275,330)	(1,195,997)	(5,273,023)	(2,660,666)	(3,980,157)	(2,043,345)
Class 1	(283,356,257)	(225,914,064)	(687,474,222)	(577,626,577)	(544,063,698)	(471,372,267)
Class 5	—	—	(21,309,492)	(15,033,566)	(9,039,027)	(6,995,620)
Total distributions	(383,676,075)	(310,544,994)	(1,065,979,690)	(922,635,483)	(940,562,246)	(859,221,859)
From portfolio share transactions
Portfolio share transactions	(208,805,463)	(181,326,869)	(856,881,292)	(605,837,535)	(1,093,819,887)	(862,309,450)
Total from portfolio share transactions	(208,805,463)	(181,326,869)	(856,881,292)	(605,837,535)	(1,093,819,887)	(862,309,450)
Total increase (decrease)	279,828,566	(209,621,588)	333,130,123	(666,155,813)	(211,043,005)	(819,085,888)
Net assets
Beginning of year	4,000,775,712	4,210,397,300	12,566,549,789	13,232,705,602	12,977,022,955	13,796,108,843
End of year	$4,280,604,278	$4,000,775,712	$12,899,679,912	$12,566,549,789	$12,765,979,950	$12,977,022,955
Undistributed net investment income (loss)	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       27

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager Lifestyle Moderate Portfolio		Multimanager Lifestyle Conservative Portfolio
	Year ended 12-31-17	Year ended 12-31-16	Year ended 12-31-17	Year ended 12-31-16
Increase (decrease) in net assets
From operations
Net investment income (loss)	$81,787,949	$92,976,398	$66,559,789	$77,982,770
Net realized gain (loss)	160,963,712	85,126,799	57,944,633	6,822,892
Change in net unrealized appreciation (depreciation)	167,895,212	90,259,011	89,546,885	92,092,035
Increase (decrease) in net assets resulting from operations	410,646,873	268,362,208	214,051,307	176,897,697
Distributions to shareholders
From net investment income
Class A	(13,122,758)	(14,223,227)	(12,586,671)	(13,615,988)
Class B	(247,892)	(359,299)	(247,626)	(382,135)
Class C	(3,715,222)	(5,010,793)	(3,713,003)	(4,993,427)
Class I	(256,162)	(95,856)	(329,156)	(204,955)
Class R1	(97,985)	(128,543)	(114,893)	(169,299)
Class R2	(100,716)	(138,493)	(52,539)	(117,994)
Class R3	(102,218)	(140,273)	(87,356)	(128,849)
Class R4	(128,939)	(212,767)	(95,853)	(169,125)
Class R5	(213,977)	(237,455)	(142,590)	(193,836)
Class R6	(613,121)	(833,683)	(357,695)	(366,238)
Class 1	(62,035,952)	(70,876,986)	(49,052,835)	(57,750,868)
Class 5	(1,408,409)	(1,385,919)	—	—
From net realized gain
Class A	(28,906,924)	(19,576,124)	(7,289,747)	(9,398,309)
Class B	(825,491)	(724,740)	(201,255)	(355,913)
Class C	(12,558,582)	(10,252,293)	(3,130,221)	(4,818,492)
Class I	(586,806)	(140,248)	(176,714)	(175,734)
Class R1	(258,345)	(210,258)	(76,649)	(141,363)
Class R2	(186,763)	(204,548)	(24,432)	(66,999)
Class R3	(273,150)	(219,917)	(53,976)	(91,983)
Class R4	(209,322)	(236,417)	(50,582)	(93,031)
Class R5	(397,368)	(260,995)	(56,772)	(110,943)
Class R6	(1,036,595)	(898,735)	(188,692)	(218,440)
Class 1	(112,572,656)	(82,079,684)	(23,369,847)	(33,556,198)
Class 5	(2,594,852)	(1,624,346)	—	—
Total distributions	(242,450,205)	(210,071,599)	(101,399,104)	(127,120,119)
From portfolio share transactions
Portfolio share transactions	(376,449,368)	(283,720,406)	(386,543,256)	(150,616,571)
Total from portfolio share transactions	(376,449,368)	(283,720,406)	(386,543,256)	(150,616,571)
Total increase (decrease)	(208,252,700)	(225,429,797)	(273,891,053)	(100,838,993)
Net assets
Beginning of year	4,009,848,593	4,235,278,390	3,146,536,770	3,247,375,763
End of year	$3,801,595,893	$4,009,848,593	$2,872,645,717	$3,146,536,770
Undistributed net investment income (loss)	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       28

Financial highlights

Multimanager Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain ($)[3]	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[4,5]		Expenses before reductions (%)[6]		Expenses including reductions (%)[6]		Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
CLASS A
12-31-2017	14.72	0.13	3.23	3.36	(0.13)	(1.43)	—	(1.56)	16.52	22.79		0.55		0.48		0.79	499	23
12-31-2016	14.87	0.12	0.91	1.03	(0.12)	(1.06)	—	(1.18)	14.72	6.92		0.53		0.47		0.78	419	31
12-31-2015	16.29	0.11	(0.34)	(0.23)	(0.10)	(1.09)	—	(1.19)	14.87	(1.54)		0.52		0.47		0.64	411	15
12-31-2014	15.94	0.10	0.60	0.70	(0.09)	(0.26)	—	(0.35)	16.29	4.39		0.53		0.47		0.59	393	18
12-31-2013	12.95	0.09	3.24	3.33	(0.09)	(0.25)	—	(0.34)	15.94	25.70		0.54		0.52		0.58	337	21
CLASS B
12-31-2017	14.75	(0.02)	3.26	3.24	(0.01)	(1.43)	—	(1.44)	16.55	21.97		1.25		1.18		(0.10)	10	23
12-31-2016	14.90	(0.01)	0.93	0.92	(0.01)	(1.06)	—	(1.07)	14.75	6.15		1.23		1.19		(0.08)	12	31
12-31-2015	16.33	(0.04)	(0.32)	(0.36)	—	(1.07)	—	(1.07)	14.90	(2.31)		1.24		1.21		(0.26)	16	15
12-31-2014	15.98	(0.06)	0.63	0.57	—	(0.22)	—	(0.22)	16.33	3.58		1.28		1.26		(0.36)	22	18
12-31-2013	12.98	(0.05)	3.26	3.21	—	(0.21)	—	(0.21)	15.98	24.73		1.32	[7]	1.32		(0.33)	27	21
CLASS C
12-31-2017	14.76	—	3.25	3.25	(0.01)	(1.43)	—	(1.44)	16.57	22.03		1.25		1.18		(0.03)	148	23
12-31-2016	14.92	—	0.91	0.91	(0.01)	(1.06)	—	(1.07)	14.76	6.07		1.23		1.19		0.01	155	31
12-31-2015	16.33	(0.02)	(0.32)	(0.34)	—	(1.07)	—	(1.07)	14.92	(2.19)		1.22		1.19		(0.11)	167	15
12-31-2014	15.99	(0.03)	0.60	0.57	—	(0.23)	—	(0.23)	16.33	3.56		1.23		1.21		(0.19)	169	18
12-31-2013	12.98	(0.02)	3.25	3.23	—	(0.22)	—	(0.22)	15.99	24.90		1.24		1.23		(0.17)	159	21
CLASS I
12-31-2017	14.67	0.22	3.19	3.41	(0.18)	(1.43)	—	(1.61)	16.47	23.20		0.24		0.17		1.33	10	23
12-31-2016	14.83	0.19	0.87	1.06	(0.16)	(1.06)	—	(1.22)	14.67	7.18		0.22		0.17		1.25	4	31
12-31-2015[8]	17.07	0.28	(1.28)	(1.00)	(0.15)	(1.09)	—	(1.24)	14.83	(5.98	) [9]	0.20	[10]	0.17	[10]	2.56 [10]	3	15	[11]
CLASS R1
12-31-2017	14.74	0.05	3.26	3.31	(0.07)	(1.43)	—	(1.50)	16.55	22.44		0.89		0.82		0.33	6	23
12-31-2016	14.90	0.05	0.91	0.96	(0.06)	(1.06)	—	(1.12)	14.74	6.48		0.88		0.84		0.35	6	31
12-31-2015	16.32	0.02	(0.31)	(0.29)	(0.04)	(1.09)	—	(1.13)	14.90	(1.89)		0.89		0.86		0.12	7	15
12-31-2014	15.98	(0.03)	0.64	0.61	(0.01)	(0.26)	—	(0.27)	16.32	3.82		1.02		1.00		(0.18)	8	18
12-31-2013	12.98	0.01	3.26	3.27	(0.02)	(0.25)	—	(0.27)	15.98	25.18		0.95		0.94		0.10	10	21
CLASS R2
12-31-2017	14.64	0.07	3.25	3.32	(0.11)	(1.43)	—	(1.54)	16.42	22.67		0.64		0.57		0.41	6	23
12-31-2016	14.80	0.10	0.90	1.00	(0.10)	(1.06)	—	(1.16)	14.64	6.78		0.62		0.58		0.67	7	31
12-31-2015	16.22	0.07	(0.32)	(0.25)	(0.08)	(1.09)	—	(1.17)	14.80	(1.65)		0.65		0.60		0.44	5	15
12-31-2014	15.88	0.14	0.53	0.67	(0.07)	(0.26)	—	(0.33)	16.22	4.19		1.01		0.62		0.85	5	18
12-31-2013	12.89	0.13	3.18	3.31	(0.07)	(0.25)	—	(0.32)	15.88	25.66		1.59		0.62		0.89	2	21
CLASS R3
12-31-2017	14.68	0.23	3.09	3.32	(0.09)	(1.43)	—	(1.52)	16.48	22.58		0.80		0.73		1.38	10	23
12-31-2016	14.84	0.07	0.91	0.98	(0.08)	(1.06)	—	(1.14)	14.68	6.59		0.77		0.73		0.45	5	31
12-31-2015	16.27	0.06	(0.35)	(0.29)	(0.05)	(1.09)	—	(1.14)	14.84	(1.86)		0.81		0.78		0.34	6	15
12-31-2014	15.92	(0.01)	0.64	0.63	(0.02)	(0.26)	—	(0.28)	16.27	3.94		0.94		0.92		(0.06)	7	18
12-31-2013	12.93	— [12]	3.27	3.27	(0.03)	(0.25)	—	(0.28)	15.92	25.29		0.85		0.85		0.02	9	21
CLASS R4
12-31-2017	14.66	0.16	3.21	3.37	(0.15)	(1.43)	—	(1.58)	16.45	22.98		0.50		0.33		1.00	8	23
12-31-2016	14.81	0.11	0.94	1.05	(0.14)	(1.06)	—	(1.20)	14.66	7.10		0.47		0.33		0.76	7	31
12-31-2015	16.24	0.10	(0.32)	(0.22)	(0.12)	(1.09)	—	(1.21)	14.81	(1.46)		0.51		0.38		0.60	6	15
12-31-2014	15.90	0.09	0.59	0.68	(0.08)	(0.26)	—	(0.34)	16.24	4.25		0.68		0.56		0.53	7	18
12-31-2013	12.91	0.07	3.25	3.32	(0.08)	(0.25)	—	(0.33)	15.90	25.76		0.59		0.48		0.45	8	21
CLASS R5
12-31-2017	14.68	0.17	3.24	3.41	(0.18)	(1.43)	—	(1.61)	16.48	23.25		0.20		0.13		1.04	7	23
12-31-2016	14.83	0.15	0.93	1.08	(0.17)	(1.06)	—	(1.23)	14.68	7.30		0.17		0.13		1.01	7	31
12-31-2015	16.26	0.13	(0.31)	(0.18)	(0.16)	(1.09)	—	(1.25)	14.83	(1.25)		0.19		0.16		0.81	8	15
12-31-2014	15.92	0.12	0.61	0.73	(0.13)	(0.26)	—	(0.39)	16.26	4.56		0.28		0.26		0.75	12	18
12-31-2013	12.92	0.12	3.25	3.37	(0.12)	(0.25)	—	(0.37)	15.92	26.08		0.25		0.25		0.81	11	21

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       29

Financial highlights continued

Multimanager Lifestyle Aggressive Portfolio (continued)
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain ($)[3]	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R6
12-31-2017	14.67	0.25	3.17	3.42	(0.19)	(1.43)	—	(1.62)	16.47	23.32	0.15	0.08	1.51	29	23
12-31-2016	14.82	0.16	0.93	1.09	(0.18)	(1.06)	—	(1.24)	14.67	7.38	0.12	0.06	1.10	18	31
12-31-2015	16.23	0.18	(0.33)	(0.15)	(0.17)	(1.09)	—	(1.26)	14.82	(1.07)	0.13	0.06	1.12	21	15
12-31-2014	15.89	0.20	0.56	0.76	(0.16)	(0.26)	—	(0.42)	16.23	4.76	0.26	0.06	1.24	15	18
12-31-2013	12.89	0.18	3.21	3.39	(0.14)	(0.25)	—	(0.39)	15.89	26.30	0.38	0.11	1.26	5	21
CLASS 1
12-31-2017	14.65	0.18	3.24	3.42	(0.19)	(1.43)	—	(1.62)	16.45	23.31	0.19	0.12	1.08	3,548	23
12-31-2016	14.81	0.16	0.91	1.07	(0.17)	(1.06)	—	(1.23)	14.65	7.26	0.16	0.11	1.10	3,360	31
12-31-2015	16.22	0.16	(0.32)	(0.16)	(0.16)	(1.09)	—	(1.25)	14.81	(1.12)	0.14	0.11	0.94	3,560	15
12-31-2014	15.88	0.14	0.61	0.75	(0.15)	(0.26)	—	(0.41)	16.22	4.71	0.13	0.11	0.88	3,937	18
12-31-2013	12.89	0.13	3.25	3.38	(0.14)	(0.25)	—	(0.39)	15.88	26.23	0.11	0.11	0.91	4,048	21

1	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%-3.43%, 0.66%-3.77%, 0.66%-2.99%, 0.67%-2.85%, and 0.69%-3.11% and for the years ended 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively.
7	Includes the impact of expense recapture which amounted to 0.04% of average net assets for Class B shares.
8	The inception date for Class I shares is 5-1-15.
9	Not annualized.
10	Annualized.
11	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
12	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       30

Multimanager Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)	Portfolio turnover (%)
CLASS A
12-31-2017	14.77	0.19	2.59	2.78	(0.20)	(1.19)	—	(1.39)	16.16	18.84		0.54		0.48		1.17		1,719	24
12-31-2016	14.89	0.18	0.82	1.00	(0.20)	(0.92)	—	(1.12)	14.77	6.69		0.52		0.47		1.19		1,587	28
12-31-2015	16.35	0.19	(0.41)	(0.22)	(0.19)	(1.05)	—	(1.24)	14.89	(1.45)		0.51		0.47		1.17		1,611	15
12-31-2014	16.09	0.19	0.54	0.73	(0.18)	(0.29)	—	(0.47)	16.35	4.48		0.52		0.47		1.14		1,535	16
12-31-2013	13.53	0.17	2.78	2.95	(0.17)	(0.22)	—	(0.39)	16.09	21.81		0.53		0.52		1.13		1,274	20
CLASS B
12-31-2017	14.82	0.05	2.61	2.66	(0.09)	(1.19)	—	(1.28)	16.20	17.94		1.24		1.18		0.31		46	24
12-31-2016	14.94	0.06	0.82	0.88	(0.08)	(0.92)	—	(1.00)	14.82	5.92		1.22		1.19		0.37		57	28
12-31-2015	16.39	0.05	(0.38)	(0.33)	(0.07)	(1.05)	—	(1.12)	14.94	(2.09)		1.22		1.19		0.30		76	15
12-31-2014	16.14	0.04	0.56	0.60	(0.06)	(0.29)	—	(0.35)	16.39	3.65		1.23		1.21		0.23		100	16
12-31-2013	13.57	0.04	2.80	2.84	(0.05)	(0.22)	—	(0.27)	16.14	20.93		1.24		1.24		0.29		119	20
CLASS C
12-31-2017	14.80	0.06	2.60	2.66	(0.09)	(1.19)	—	(1.28)	16.18	17.97		1.24		1.18		0.40		629	24
12-31-2016	14.92	0.07	0.81	0.88	(0.08)	(0.92)	—	(1.00)	14.80	5.93		1.22		1.19		0.45		670	28
12-31-2015	16.37	0.07	(0.40)	(0.33)	(0.07)	(1.05)	—	(1.12)	14.92	(2.09)		1.21		1.19		0.42		730	15
12-31-2014	16.12	0.06	0.54	0.60	(0.06)	(0.29)	—	(0.35)	16.37	3.66		1.22		1.20		0.38		739	16
12-31-2013	13.56	0.06	2.77	2.83	(0.05)	(0.22)	—	(0.27)	16.12	20.88		1.23		1.23		0.39		646	20
CLASS I
12-31-2017	14.69	0.29	2.53	2.82	(0.25)	(1.19)	—	(1.44)	16.07	19.20		0.23		0.17		1.78		38	24
12-31-2016	14.82	0.34	0.69	1.03	(0.24)	(0.92)	—	(1.16)	14.69	6.97		0.21		0.17		2.27		16	28
12-31-2015[6]	16.97	0.23	(1.09)	(0.86)	(0.24)	(1.05)	—	(1.29)	14.82	(5.17	) [7]	0.20	[8]	0.17	[8]	2.11	[8]	6	15	[9]
CLASS R1
12-31-2017	14.83	0.13	2.61	2.74	(0.15)	(1.19)	—	(1.34)	16.23	18.45		0.87		0.82		0.79		18	24
12-31-2016	14.96	0.13	0.80	0.93	(0.14)	(0.92)	—	(1.06)	14.83	6.24		0.85		0.81		0.83		18	28
12-31-2015	16.41	0.13	(0.40)	(0.27)	(0.13)	(1.05)	—	(1.18)	14.96	(1.73)		0.86		0.83		0.76		20	15
12-31-2014	16.15	0.10	0.56	0.66	(0.11)	(0.29)	—	(0.40)	16.41	4.04		0.89		0.87		0.62		22	16
12-31-2013	13.58	0.10	2.80	2.90	(0.11)	(0.22)	—	(0.33)	16.15	21.36		0.88		0.88		0.69		23	20
CLASS R2
12-31-2017	14.68	0.14	2.61	2.75	(0.19)	(1.19)	—	(1.38)	16.05	18.71		0.64		0.58		0.86		13	24
12-31-2016	14.81	0.17	0.80	0.97	(0.18)	(0.92)	—	(1.10)	14.68	6.56		0.61		0.58		1.14		18	28
12-31-2015	16.27	0.18	(0.42)	(0.24)	(0.17)	(1.05)	—	(1.22)	14.81	(1.55)		0.62		0.59		1.09		15	15
12-31-2014	16.02	0.18	0.51	0.69	(0.15)	(0.29)	—	(0.44)	16.27	4.29		0.73		0.62		1.07		12	16
12-31-2013	13.47	0.26	2.66	2.92	(0.15)	(0.22)	—	(0.37)	16.02	21.67		0.90	[10]	0.62		1.72		9	20
CLASS R3
12-31-2017	14.75	0.17	2.57	2.74	(0.17)	(1.19)	—	(1.36)	16.13	18.54		0.78		0.73		1.05		14	24
12-31-2016	14.87	0.14	0.82	0.96	(0.16)	(0.92)	—	(1.08)	14.75	6.44		0.74		0.71		0.91		14	28
12-31-2015	16.33	0.12	(0.38)	(0.26)	(0.15)	(1.05)	—	(1.20)	14.87	(1.70)		0.77		0.74		0.71		18	15
12-31-2014	16.08	0.11	0.55	0.66	(0.12)	(0.29)	—	(0.41)	16.33	4.09		0.82		0.80		0.69		23	16
12-31-2013	13.52	0.12	2.78	2.90	(0.12)	(0.22)	—	(0.34)	16.08	21.45		0.79		0.79		0.79		24	20
CLASS R4
12-31-2017	14.75	0.19	2.62	2.81	(0.23)	(1.19)	—	(1.42)	16.14	19.03		0.48		0.32		1.19		11	24
12-31-2016	14.87	0.18	0.84	1.02	(0.22)	(0.92)	—	(1.14)	14.75	6.85		0.46		0.33		1.18		15	28
12-31-2015	16.33	0.18	(0.38)	(0.20)	(0.21)	(1.05)	—	(1.26)	14.87	(1.30)		0.47		0.34		1.10		19	15
12-31-2014	16.08	0.21	0.52	0.73	(0.19)	(0.29)	—	(0.48)	16.33	4.49		0.51		0.39		1.26		29	16
12-31-2013	13.51	0.18	2.79	2.97	(0.18)	(0.22)	—	(0.40)	16.08	21.99		0.50		0.40		1.20		24	20
CLASS R5
12-31-2017	14.77	0.24	2.60	2.84	(0.26)	(1.19)	—	(1.45)	16.16	19.22		0.18		0.13		1.46		22	24
12-31-2016	14.89	0.21	0.84	1.05	(0.25)	(0.92)	—	(1.17)	14.77	7.05		0.16		0.13		1.40		21	28
12-31-2015	16.35	0.22	(0.38)	(0.16)	(0.25)	(1.05)	—	(1.30)	14.89	(1.10)		0.16		0.14		1.34		28	15
12-31-2014	16.10	0.22	0.55	0.77	(0.23)	(0.29)	—	(0.52)	16.35	4.71		0.19		0.17		1.34		38	16
12-31-2013	13.52	0.21	2.80	3.01	(0.21)	(0.22)	—	(0.43)	16.10	22.29		0.18		0.18		1.40		37	20

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       31

Financial highlights continued

Multimanager Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R6
12-31-2017	14.70	0.33	2.51	2.84	(0.27)	(1.19)	—	(1.46)	16.08	19.30	0.14	0.08	2.00	78	24
12-31-2016	14.82	0.23	0.83	1.06	(0.26)	(0.92)	—	(1.18)	14.70	7.16	0.11	0.06	1.56	41	28
12-31-2015	16.28	0.27	(0.42)	(0.15)	(0.26)	(1.05)	—	(1.31)	14.82	(1.04)	0.11	0.06	1.63	47	15
12-31-2014	16.03	0.30	0.49	0.79	(0.25)	(0.29)	—	(0.54)	16.28	4.86	0.17	0.06	1.81	37	16
12-31-2013	13.47	0.29	2.71	3.00	(0.22)	(0.22)	—	(0.44)	16.03	22.31	0.19	0.11	1.95	19	20
CLASS 1
12-31-2017	14.70	0.24	2.59	2.83	(0.26)	(1.19)	—	(1.45)	16.08	19.26	0.17	0.12	1.50	9,997	24
12-31-2016	14.83	0.23	0.81	1.04	(0.25)	(0.92)	—	(1.17)	14.70	7.03	0.15	0.11	1.55	9,850	28
12-31-2015	16.28	0.24	(0.39)	(0.15)	(0.25)	(1.05)	—	(1.30)	14.83	(1.02)	0.13	0.11	1.46	10,420	15
12-31-2014	16.03	0.23	0.55	0.78	(0.24)	(0.29)	—	(0.53)	16.28	4.80	0.13	0.11	1.41	11,576	16
12-31-2013	13.47	0.22	2.78	3.00	(0.22)	(0.22)	—	(0.44)	16.03	22.31	0.11	0.11	1.45	11,766	20
CLASS 5
12-31-2017	14.68	0.26	2.58	2.84	(0.27)	(1.19)	—	(1.46)	16.06	19.34	0.12	0.07	1.63	314	24
12-31-2016	14.81	0.25	0.80	1.05	(0.26)	(0.92)	—	(1.18)	14.68	7.09	0.10	0.06	1.65	259	28
12-31-2015	16.26	0.26	(0.40)	(0.14)	(0.26)	(1.05)	—	(1.31)	14.81	(0.98)	0.08	0.06	1.57	243	15
12-31-2014	16.01	0.25	0.54	0.79	(0.25)	(0.29)	—	(0.54)	16.26	4.86	0.08	0.06	1.53	233	16
12-31-2013	13.46	0.24	2.76	3.00	(0.23)	(0.22)	—	(0.45)	16.01	22.31	0.06	0.06	1.60	201	20

1	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratio of the underlying funds held by the portfolio was as follows: 0.38%-3.43%, 0.60%-3.77%, 0.57%-2.99%, 0.55%-2.85%, and 0.63%-3.11% for the years ended 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively.
6	The inception date for Class I shares is 5-1-15.
7	Not annualized.
8	Annualized.
9	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
10	Includes the impact of expense recapture which amounted to 0.01% of average net assets for Class R2 shares.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       32

Multimanager Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)	Portfolio turnover (%)
CLASS A
12-31-2017	14.32	0.24	1.88	2.12	(0.25)	(0.90)	—	(1.15)	15.29	14.79		0.54		0.48		1.57		1,841	27
12-31-2016	14.31	0.24	0.72	0.96	(0.25)	(0.70)	—	(0.95)	14.32	6.73		0.52		0.47		1.64		1,782	23
12-31-2015	15.55	0.27	(0.50)	(0.23)	(0.26)	(0.75)	—	(1.01)	14.31	(1.54)		0.51		0.47		1.69		1,843	13
12-31-2014	15.36	0.28	0.34	0.62	(0.27)	(0.16)	—	(0.43)	15.55	4.00		0.52		0.47		1.77		1,786	15
12-31-2013	13.61	0.25	1.89	2.14	(0.24)	(0.15)	—	(0.39)	15.36	15.76		0.53		0.51		1.69		1,461	19
CLASS B
12-31-2017	14.32	0.12	1.88	2.00	(0.14)	(0.90)	—	(1.04)	15.28	13.93		1.24		1.19		0.75		47	27
12-31-2016	14.31	0.12	0.74	0.86	(0.15)	(0.70)	—	(0.85)	14.32	5.99		1.22		1.19		0.83		59	23
12-31-2015	15.54	0.13	(0.46)	(0.33)	(0.15)	(0.75)	—	(0.90)	14.31	(2.20)		1.22		1.19		0.85		78	13
12-31-2014	15.35	0.13	0.37	0.50	(0.15)	(0.16)	—	(0.31)	15.54	3.21		1.24		1.22		0.85		98	15
12-31-2013	13.61	0.12	1.90	2.02	(0.13)	(0.15)	—	(0.28)	15.35	14.84		1.28		1.28		0.81		116	19
CLASS C
12-31-2017	14.33	0.13	1.88	2.01	(0.14)	(0.90)	—	(1.04)	15.30	13.99		1.24		1.19		0.81		718	27
12-31-2016	14.32	0.13	0.73	0.86	(0.15)	(0.70)	—	(0.85)	14.33	5.99		1.22		1.19		0.90		792	23
12-31-2015	15.55	0.15	(0.48)	(0.33)	(0.15)	(0.75)	—	(0.90)	14.32	(2.19)		1.21		1.19		0.95		876	13
12-31-2014	15.37	0.16	0.33	0.49	(0.15)	(0.16)	—	(0.31)	15.55	3.18		1.22		1.20		1.00		892	15
12-31-2013	13.62	0.14	1.89	2.03	(0.13)	(0.15)	—	(0.28)	15.37	14.93		1.23		1.23		0.96		767	19
CLASS I
12-31-2017	14.24	0.35	1.80	2.15	(0.29)	(0.90)	—	(1.19)	15.20	15.15		0.23		0.18		2.25		45	27
12-31-2016	14.24	0.35	0.65	1.00	(0.30)	(0.70)	—	(1.00)	14.24	7.01		0.21		0.17		2.42		17	23
12-31-2015[6]	16.00	0.34	(1.08)	(0.74)	(0.27)	(0.75)	—	(1.02)	14.24	(4.70	) [7]	0.20	[8]	0.17	[8]	3.26	[8]	6	13	[9]
CLASS R1
12-31-2017	14.26	0.19	1.86	2.05	(0.19)	(0.90)	—	(1.09)	15.22	14.39		0.88		0.83		1.21		17	27
12-31-2016	14.25	0.19	0.72	0.91	(0.20)	(0.70)	—	(0.90)	14.26	6.39		0.86		0.83		1.28		16	23
12-31-2015	15.48	0.20	(0.48)	(0.28)	(0.20)	(0.75)	—	(0.95)	14.25	(1.86)		0.86		0.84		1.27		17	13
12-31-2014	15.30	0.19	0.35	0.54	(0.20)	(0.16)	—	(0.36)	15.48	3.52		0.92		0.91		1.22		20	15
12-31-2013	13.57	0.18	1.88	2.06	(0.18)	(0.15)	—	(0.33)	15.30	15.23		0.90		0.90		1.21		19	19
CLASS R2
12-31-2017	14.25	0.22	1.86	2.08	(0.23)	(0.90)	—	(1.13)	15.20	14.61		0.64		0.58		1.45		14	27
12-31-2016	14.24	0.23	0.72	0.95	(0.24)	(0.70)	—	(0.94)	14.25	6.66		0.61		0.58		1.57		16	23
12-31-2015	15.48	0.25	(0.50)	(0.25)	(0.24)	(0.75)	—	(0.99)	14.24	(1.66)		0.63		0.59		1.58		14	13
12-31-2014	15.29	0.29	0.30	0.59	(0.24)	(0.16)	—	(0.40)	15.48	3.87		0.79		0.62		1.86		10	15
12-31-2013	13.56	0.34	1.76	2.10	(0.22)	(0.15)	—	(0.37)	15.29	15.59		1.09	[10]	0.62		2.30		5	19
CLASS R3
12-31-2017	14.29	0.20	1.87	2.07	(0.21)	(0.90)	—	(1.11)	15.25	14.47		0.78		0.73		1.31		18	27
12-31-2016	14.28	0.20	0.72	0.92	(0.21)	(0.70)	—	(0.91)	14.29	6.48		0.75		0.72		1.38		22	23
12-31-2015	15.51	0.20	(0.46)	(0.26)	(0.22)	(0.75)	—	(0.97)	14.28	(1.75)		0.76		0.74		1.30		24	13
12-31-2014	15.33	0.20	0.36	0.56	(0.22)	(0.16)	—	(0.38)	15.51	3.64		0.80		0.78		1.27		30	15
12-31-2013	13.59	0.19	1.90	2.09	(0.20)	(0.15)	—	(0.35)	15.33	15.43		0.77		0.77		1.31		35	19
CLASS R4
12-31-2017	14.29	0.23	1.91	2.14	(0.27)	(0.90)	—	(1.17)	15.26	14.99		0.48		0.33		1.49		13	27
12-31-2016	14.28	0.24	0.74	0.98	(0.27)	(0.70)	—	(0.97)	14.29	6.90		0.46		0.33		1.68		21	23
12-31-2015	15.52	0.25	(0.46)	(0.21)	(0.28)	(0.75)	—	(1.03)	14.28	(1.42)		0.47		0.34		1.57		24	13
12-31-2014	15.33	0.28	0.35	0.63	(0.28)	(0.16)	—	(0.44)	15.52	4.12		0.49		0.37		1.78		40	15
12-31-2013	13.59	0.26	1.89	2.15	(0.26)	(0.15)	—	(0.41)	15.33	15.90		0.46		0.35		1.76		77	19
CLASS R5
12-31-2017	14.31	0.30	1.87	2.17	(0.30)	(0.90)	—	(1.20)	15.28	15.19		0.19		0.14		1.95		19	27
12-31-2016	14.30	0.27	0.74	1.01	(0.30)	(0.70)	—	(1.00)	14.31	7.10		0.16		0.13		1.86		17	23
12-31-2015	15.53	0.30	(0.47)	(0.17)	(0.31)	(0.75)	—	(1.06)	14.30	(1.16)		0.16		0.14		1.88		29	13
12-31-2014	15.35	0.31	0.34	0.65	(0.31)	(0.16)	—	(0.47)	15.53	4.25		0.19		0.17		1.96		41	15
12-31-2013	13.60	0.28	1.91	2.19	(0.29)	(0.15)	—	(0.44)	15.35	16.20		0.17		0.17		1.93		41	19

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       33

Financial highlights continued

Multimanager Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R6
12-31-2017	14.24	0.35	1.82	2.17	(0.31)	(0.90)	—	(1.21)	15.20	15.27	0.14	0.08	2.29	73	27
12-31-2016	14.24	0.28	0.73	1.01	(0.31)	(0.70)	—	(1.01)	14.24	7.13	0.11	0.06	1.92	44	23
12-31-2015	15.47	0.35	(0.51)	(0.16)	(0.32)	(0.75)	—	(1.07)	14.24	(1.08)	0.11	0.06	2.27	66	13
12-31-2014	15.29	0.36	0.31	0.67	(0.33)	(0.16)	—	(0.49)	15.47	4.38	0.16	0.06	2.29	39	15
12-31-2013	13.55	0.36	1.83	2.19	(0.30)	(0.15)	—	(0.45)	15.29	16.26	0.17	0.11	2.49	21	19
CLASS 1
12-31-2017	14.24	0.29	1.86	2.15	(0.30)	(0.90)	—	(1.20)	15.19	15.14	0.17	0.12	1.90	9,797	27
12-31-2016	14.23	0.29	0.72	1.01	(0.30)	(0.70)	—	(1.00)	14.24	7.16	0.14	0.11	2.00	10,041	23
12-31-2015	15.46	0.31	(0.47)	(0.16)	(0.32)	(0.75)	—	(1.07)	14.23	(1.13)	0.13	0.11	1.99	10,678	13
12-31-2014	15.28	0.32	0.34	0.66	(0.32)	(0.16)	—	(0.48)	15.46	4.33	0.13	0.11	2.02	12,041	15
12-31-2013	13.55	0.29	1.89	2.18	(0.30)	(0.15)	—	(0.45)	15.28	16.18	0.11	0.11	2.00	12,284	19
CLASS 5
12-31-2017	14.24	0.31	1.86	2.17	(0.31)	(0.90)	—	(1.21)	15.20	15.27	0.12	0.07	2.00	165	27
12-31-2016	14.24	0.30	0.71	1.01	(0.31)	(0.70)	—	(1.01)	14.24	7.13	0.09	0.06	2.10	150	23
12-31-2015	15.47	0.33	(0.49)	(0.16)	(0.32)	(0.75)	—	(1.07)	14.24	(1.07)	0.08	0.06	2.09	141	13
12-31-2014	15.29	0.34	0.33	0.67	(0.33)	(0.16)	—	(0.49)	15.47	4.38	0.08	0.06	2.14	139	15
12-31-2013	13.55	0.31	1.89	2.20	(0.31)	(0.15)	—	(0.46)	15.29	16.31	0.06	0.06	2.15	118	19

1	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.38%-3.43%, 0.60%-3.77%, 0.57%-2.99%, 0.55%- 2.85%, and 0.62%-3.11% for the years ended 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively.
6	The inception date for Class I shares is 5-1-15.
7	Not annualized.
8	Annualized.
9	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
10	Includes the impact of expense recapture which amounted to 0.005% of average net assets for Class R2 shares.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       34

Multimanager Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)	Portfolio turnover (%)
CLASS A
12-31-2017	13.30	0.27	1.14	1.41	(0.27)	(0.61)	—	(0.88)	13.83	10.64		0.55		0.49		1.90		693	28
12-31-2016	13.13	0.28	0.57	0.85	(0.29)	(0.39)	—	(0.68)	13.30	6.52		0.51		0.48		2.06		680	25
12-31-2015	14.11	0.31	(0.54)	(0.23)	(0.31)	(0.44)	—	(0.75)	13.13	(1.67)		0.51		0.47		2.21		680	11
12-31-2014	14.29	0.35	0.17	0.52	(0.33)	(0.37)	—	(0.70)	14.11	3.63		0.52		0.47		2.36		662	14
12-31-2013	13.35	0.31	1.02	1.33	(0.30)	(0.09)	—	(0.39)	14.29	10.05		0.53		0.52		2.22		551	17
CLASS B
12-31-2017	13.28	0.15	1.17	1.32	(0.17)	(0.61)	—	(0.78)	13.82	9.96		1.25		1.20		1.08		20	28
12-31-2016	13.13	0.17	0.56	0.73	(0.19)	(0.39)	—	(0.58)	13.28	5.61		1.21		1.19		1.27		25	25
12-31-2015	14.10	0.19	(0.51)	(0.32)	(0.21)	(0.44)	—	(0.65)	13.13	(2.33)		1.22		1.20		1.36		30	11
12-31-2014	14.28	0.21	0.20	0.41	(0.22)	(0.37)	—	(0.59)	14.10	2.84		1.25		1.24		1.43		39	14
12-31-2013	13.34	0.19	1.04	1.23	(0.20)	(0.09)	—	(0.29)	14.28	9.23		1.26		1.25		1.36		45	17
CLASS C
12-31-2017	13.30	0.16	1.15	1.31	(0.17)	(0.61)	—	(0.78)	13.83	9.87		1.25		1.20		1.12		299	28
12-31-2016	13.14	0.17	0.57	0.74	(0.19)	(0.39)	—	(0.58)	13.30	5.69		1.21		1.19		1.30		354	25
12-31-2015	14.11	0.21	(0.53)	(0.32)	(0.21)	(0.44)	—	(0.65)	13.14	(2.32)		1.21		1.19		1.46		392	11
12-31-2014	14.30	0.23	0.17	0.40	(0.22)	(0.37)	—	(0.59)	14.11	2.79		1.22		1.21		1.59		411	14
12-31-2013	13.35	0.20	1.04	1.24	(0.20)	(0.09)	—	(0.29)	14.30	9.34		1.23		1.23		1.47		366	17
CLASS I
12-31-2017	13.25	0.35	1.10	1.45	(0.31)	(0.61)	—	(0.92)	13.78	11.01		0.24		0.19		2.54		14	28
12-31-2016	13.09	0.37	0.51	0.88	(0.33)	(0.39)	—	(0.72)	13.25	6.78		0.20		0.18		2.77		5	25
12-31-2015[6]	14.42	0.33	(0.92)	(0.59)	(0.30)	(0.44)	—	(0.74)	13.09	(4.13	) [7]	0.19	[8]	0.17	[8]	3.55	[8]	2	11	[9]
CLASS R1
12-31-2017	13.27	0.21	1.16	1.37	(0.22)	(0.61)	—	(0.83)	13.81	10.38		0.87		0.83		1.52		6	28
12-31-2016	13.12	0.22	0.57	0.79	(0.25)	(0.39)	—	(0.64)	13.27	6.03		0.84		0.82		1.67		7	25
12-31-2015	14.09	0.25	(0.53)	(0.28)	(0.25)	(0.44)	—	(0.69)	13.12	(1.99)		0.87		0.85		1.77		8	11
12-31-2014	14.28	0.24	0.20	0.44	(0.26)	(0.37)	—	(0.63)	14.09	3.07		1.01		1.00		1.65		8	14
12-31-2013	13.35	0.23	1.04	1.27	(0.25)	(0.09)	—	(0.34)	14.28	9.55		0.94		0.94		1.68		10	17
CLASS R2
12-31-2017	13.25	0.22	1.18	1.40	(0.26)	(0.61)	—	(0.87)	13.78	10.57		0.64		0.59		1.60		4	28
12-31-2016	13.09	0.26	0.57	0.83	(0.28)	(0.39)	—	(0.67)	13.25	6.35		0.60		0.58		1.98		7	25
12-31-2015	14.06	0.30	(0.54)	(0.24)	(0.29)	(0.44)	—	(0.73)	13.09	(1.72)		0.64		0.60		2.12		6	11
12-31-2014	14.25	0.36	0.13	0.49	(0.31)	(0.37)	—	(0.68)	14.06	3.41		1.02		0.62		2.50		4	14
12-31-2013	13.32	0.39	0.92	1.31	(0.29)	(0.09)	—	(0.38)	14.25	9.92		1.68	[10]	0.62		2.82		2	17
CLASS R3
12-31-2017	13.27	0.24	1.14	1.38	(0.24)	(0.61)	—	(0.85)	13.80	10.39		0.78		0.74		1.70		7	28
12-31-2016	13.11	0.24	0.57	0.81	(0.26)	(0.39)	—	(0.65)	13.27	6.18		0.74		0.72		1.78		8	25
12-31-2015	14.08	0.26	(0.52)	(0.26)	(0.27)	(0.44)	—	(0.71)	13.11	(1.89)		0.78		0.76		1.82		8	11
12-31-2014	14.27	0.27	0.19	0.46	(0.28)	(0.37)	—	(0.65)	14.08	3.16		0.89		0.87		1.82		10	14
12-31-2013	13.33	0.25	1.04	1.29	(0.26)	(0.09)	—	(0.35)	14.27	9.70		0.84		0.84		1.82		11	17
CLASS R4
12-31-2017	13.24	0.25	1.19	1.44	(0.29)	(0.61)	—	(0.90)	13.78	10.93		0.49		0.34		1.78		5	28
12-31-2016	13.09	0.28	0.57	0.85	(0.31)	(0.39)	—	(0.70)	13.24	6.53		0.45		0.34		2.07		8	25
12-31-2015	14.06	0.30	(0.51)	(0.21)	(0.32)	(0.44)	—	(0.76)	13.09	(1.50)		0.48		0.36		2.15		10	11
12-31-2014	14.25	0.34	0.18	0.52	(0.34)	(0.37)	—	(0.71)	14.06	3.60		0.57		0.45		2.36		14	14
12-31-2013	13.31	0.31	1.03	1.34	(0.31)	(0.09)	—	(0.40)	14.25	10.17		0.55		0.44		2.19		13	17
CLASS R5
12-31-2017	13.26	0.32	1.14	1.46	(0.32)	(0.61)	—	(0.93)	13.79	11.05		0.19		0.14		2.26		10	28
12-31-2016	13.10	0.31	0.58	0.89	(0.34)	(0.39)	—	(0.73)	13.26	6.82		0.15		0.13		2.31		9	25
12-31-2015	14.07	0.35	(0.53)	(0.18)	(0.35)	(0.44)	—	(0.79)	13.10	(1.29)		0.18		0.16		2.47		11	11
12-31-2014	14.26	0.36	0.18	0.54	(0.36)	(0.37)	—	(0.73)	14.07	3.78		0.27		0.26		2.45		12	14
12-31-2013	13.32	0.35	1.02	1.37	(0.34)	(0.09)	—	(0.43)	14.26	10.39		0.25		0.25		2.53		13	17

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       35

Financial highlights continued

Multimanager Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R6
12-31-2017	13.24	0.31	1.16	1.47	(0.33)	(0.61)	—	(0.94)	13.77	11.14	0.15	0.09	2.20	25	28
12-31-2016	13.08	0.32	0.57	0.89	(0.34)	(0.39)	—	(0.73)	13.24	6.90	0.10	0.07	2.41	29	25
12-31-2015	14.05	0.38	(0.54)	(0.16)	(0.37)	(0.44)	—	(0.81)	13.08	(1.20)	0.11	0.06	2.74	30	11
12-31-2014	14.24	0.42	0.15	0.57	(0.39)	(0.37)	—	(0.76)	14.05	3.99	0.21	0.06	2.90	20	14
12-31-2013	13.31	0.45	0.93	1.38	(0.36)	(0.09)	—	(0.45)	14.24	10.49	0.32	0.11	3.22	11	17
CLASS 1
12-31-2017	13.26	0.31	1.15	1.46	(0.32)	(0.61)	—	(0.93)	13.79	11.07	0.18	0.13	2.23	2,657	28
12-31-2016	13.10	0.32	0.57	0.89	(0.34)	(0.39)	—	(0.73)	13.26	6.84	0.14	0.12	2.40	2,821	25
12-31-2015	14.07	0.35	(0.52)	(0.17)	(0.36)	(0.44)	—	(0.80)	13.10	(1.25)	0.13	0.11	2.50	3,005	11
12-31-2014	14.26	0.38	0.18	0.56	(0.38)	(0.37)	—	(0.75)	14.07	3.93	0.12	0.11	2.62	3,455	14
12-31-2013	13.32	0.35	1.04	1.39	(0.36)	(0.09)	—	(0.45)	14.26	10.55	0.11	0.11	2.51	3,562	17
CLASS 5
12-31-2017	13.24	0.33	1.14	1.47	(0.33)	(0.61)	—	(0.94)	13.77	11.14	0.13	0.08	2.33	62	28
12-31-2016	13.08	0.34	0.55	0.89	(0.34)	(0.39)	—	(0.73)	13.24	6.90	0.09	0.07	2.50	57	25
12-31-2015	14.06	0.37	(0.54)	(0.17)	(0.37)	(0.44)	—	(0.81)	13.08	(1.27)	0.08	0.06	2.61	52	11
12-31-2014	14.24	0.40	0.18	0.58	(0.39)	(0.37)	—	(0.76)	14.06	4.06	0.07	0.06	2.72	52	14
12-31-2013	13.31	0.36	1.03	1.39	(0.37)	(0.09)	—	(0.46)	14.24	10.54	0.06	0.06	2.62	48	17

1	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratio of the underlying funds held by the portfolio was as follows: 0.38%-3.43%, 0.60%-3.77%, 0.57%-2.99%, 0.55%-2.85%, and 0.62%-3.11% for the years ended 12-31-17,12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively.
6	The inception date for Class I shares is 5-1-15.
7	Not annualized.
8	Annualized.
9	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
10	Includes the impact of expense recapture which amounted to 0.01% of average net assets for Class R2 shares.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       36

Multimanager Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)	Portfolio turnover (%)
CLASS A
12-31-2017	12.60	0.27	0.62	0.89	(0.27)	(0.16)	—	(0.43)	13.06	7.11		0.55		0.50		2.05		611	26
12-31-2016	12.42	0.29	0.38	0.67	(0.28)	(0.21)	—	(0.49)	12.60	5.40		0.51		0.48		2.26		607	23
12-31-2015	13.30	0.33	(0.56)	(0.23)	(0.33)	(0.32)	—	(0.65)	12.42	(1.74)		0.51		0.47		2.47		576	10
12-31-2014	13.68	0.37	0.10	0.47	(0.37)	(0.48)	—	(0.85)	13.30	3.44		0.53		0.47		2.67		600	22
12-31-2013	13.44	0.33	0.29	0.62	(0.33)	(0.05)	—	(0.38)	13.68	4.66		0.54		0.52		2.44		530	17
CLASS B
12-31-2017	12.61	0.16	0.64	0.80	(0.18)	(0.16)	—	(0.34)	13.07	6.35		1.25		1.21		1.24		17	26
12-31-2016	12.43	0.18	0.40	0.58	(0.19)	(0.21)	—	(0.40)	12.61	4.66		1.21		1.19		1.42		23	23
12-31-2015	13.30	0.22	(0.54)	(0.32)	(0.23)	(0.32)	—	(0.55)	12.43	(2.39)		1.22		1.20		1.64		30	10
12-31-2014	13.68	0.24	0.12	0.36	(0.26)	(0.48)	—	(0.74)	13.30	2.65		1.25		1.24		1.75		39	22
12-31-2013	13.44	0.22	0.30	0.52	(0.23)	(0.05)	—	(0.28)	13.68	3.87		1.26		1.26		1.65		47	17
CLASS C
12-31-2017	12.61	0.17	0.62	0.79	(0.18)	(0.16)	—	(0.34)	13.06	6.27		1.25		1.21		1.28		261	26
12-31-2016	12.42	0.19	0.40	0.59	(0.19)	(0.21)	—	(0.40)	12.61	4.74		1.21		1.19		1.48		310	23
12-31-2015	13.30	0.23	(0.56)	(0.33)	(0.23)	(0.32)	—	(0.55)	12.42	(2.47)		1.21		1.19		1.73		349	10
12-31-2014	13.68	0.27	0.09	0.36	(0.26)	(0.48)	—	(0.74)	13.30	2.66		1.23		1.21		1.91		378	22
12-31-2013	13.43	0.23	0.30	0.53	(0.23)	(0.05)	—	(0.28)	13.68	3.98		1.24		1.24		1.71		355	17
CLASS I
12-31-2017	12.58	0.32	0.61	0.93	(0.31)	(0.16)	—	(0.47)	13.04	7.44		0.24		0.20		2.42		15	26
12-31-2016	12.40	0.39	0.32	0.71	(0.32)	(0.21)	—	(0.53)	12.58	5.73		0.20		0.18		3.04		11	23
12-31-2015[6]	13.49	0.34	(0.80)	(0.46)	(0.31)	(0.32)	—	(0.63)	12.40	(3.40	) [7]	0.19	[8]	0.17	[8]	3.84	[8]	4	10	[9]
CLASS R1
12-31-2017	12.59	0.21	0.64	0.85	(0.23)	(0.16)	—	(0.39)	13.05	6.74		0.89		0.85		1.62		6	26
12-31-2016	12.41	0.24	0.39	0.63	(0.24)	(0.21)	—	(0.45)	12.59	5.04		0.86		0.84		1.90		9	23
12-31-2015	13.29	0.26	(0.54)	(0.28)	(0.28)	(0.32)	—	(0.60)	12.41	(2.11)		0.87		0.86		1.95		8	10
12-31-2014	13.68	0.30	0.09	0.39	(0.30)	(0.48)	—	(0.78)	13.29	2.86		1.00		0.99		2.14		10	22
12-31-2013	13.43	0.27	0.30	0.57	(0.27)	(0.05)	—	(0.32)	13.68	4.31		0.91		0.91		1.97		9	17
CLASS R2
12-31-2017	12.59	0.23	0.64	0.87	(0.26)	(0.16)	—	(0.42)	13.04	6.91		0.63		0.58		1.73		2	26
12-31-2016	12.40	0.25	0.42	0.67	(0.27)	(0.21)	—	(0.48)	12.59	5.39		0.60		0.58		1.95		4	23
12-31-2015	13.28	0.31	(0.55)	(0.24)	(0.32)	(0.32)	—	(0.64)	12.40	(1.86)		0.65		0.61		2.31		5	10
12-31-2014	13.67	0.46	(0.02)	0.44	(0.35)	(0.48)	—	(0.83)	13.28	3.21		1.13		0.62		3.30		5	22
12-31-2013	13.42	0.39	0.23	0.62	(0.32)	(0.05)	—	(0.37)	13.67	4.67		2.55		0.62		2.86		2	17
CLASS R3
12-31-2017	12.57	0.23	0.64	0.87	(0.25)	(0.16)	—	(0.41)	13.03	6.91		0.73		0.69		1.79		5	26
12-31-2016	12.39	0.25	0.40	0.65	(0.26)	(0.21)	—	(0.47)	12.57	5.19		0.69		0.68		1.94		6	23
12-31-2015	13.26	0.27	(0.52)	(0.25)	(0.30)	(0.32)	—	(0.62)	12.39	(1.94)		0.76		0.75		2.04		8	10
12-31-2014	13.65	0.31	0.10	0.41	(0.32)	(0.48)	—	(0.80)	13.26	3.01		0.88		0.86		2.21		11	22
12-31-2013	13.41	0.30	0.28	0.58	(0.29)	(0.05)	—	(0.34)	13.65	4.39		0.75		0.75		2.18		11	17
CLASS R4
12-31-2017	12.58	0.27	0.63	0.90	(0.29)	(0.16)	—	(0.45)	13.03	7.20		0.49		0.35		2.09		4	26
12-31-2016	12.40	0.30	0.39	0.69	(0.30)	(0.21)	—	(0.51)	12.58	5.56		0.45		0.34		2.35		6	23
12-31-2015	13.27	0.31	(0.51)	(0.20)	(0.35)	(0.32)	—	(0.67)	12.40	(1.56)		0.50		0.38		2.37		6	10
12-31-2014	13.66	0.36	0.10	0.46	(0.37)	(0.48)	—	(0.85)	13.27	3.36		0.63		0.51		2.62		9	22
12-31-2013	13.42	0.34	0.29	0.63	(0.34)	(0.05)	—	(0.39)	13.66	4.72		0.58		0.48		2.51		9	17
CLASS R5
12-31-2017	12.58	0.30	0.64	0.94	(0.32)	(0.16)	—	(0.48)	13.04	7.49		0.20		0.16		2.33		5	26
12-31-2016	12.40	0.32	0.40	0.72	(0.33)	(0.21)	—	(0.54)	12.58	5.77		0.15		0.13		2.53		7	23
12-31-2015	13.28	0.36	(0.54)	(0.18)	(0.38)	(0.32)	—	(0.70)	12.40	(1.41)		0.18		0.16		2.70		8	10
12-31-2014	13.67	0.38	0.12	0.50	(0.41)	(0.48)	—	(0.89)	13.28	3.64		0.26		0.24		2.75		13	22
12-31-2013	13.43	0.37	0.30	0.67	(0.38)	(0.05)	—	(0.43)	13.67	5.03		0.17		0.17		2.70		15	17

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       37

Financial highlights continued

Multimanager Lifestyle Conservative Portfolio (continued)
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R6
12-31-2017	12.57	0.33	0.62	0.95	(0.33)	(0.16)	—	(0.49)	13.03	7.56	0.15	0.10	2.53	16	26
12-31-2016	12.39	0.34	0.39	0.73	(0.34)	(0.21)	—	(0.55)	12.57	5.85	0.10	0.07	2.68	14	23
12-31-2015	13.27	0.39	(0.56)	(0.17)	(0.39)	(0.32)	—	(0.71)	12.39	(1.34)	0.13	0.06	2.95	13	10
12-31-2014	13.65	0.47	0.06	0.53	(0.43)	(0.48)	—	(0.91)	13.27	3.87	0.42	0.06	3.41	8	22
12-31-2013	13.42	0.43	0.24	0.67	(0.39)	(0.05)	—	(0.44)	13.65	5.05	0.43	0.11	3.19	5	17
CLASS 1
12-31-2017	12.58	0.31	0.62	0.93	(0.32)	(0.16)	—	(0.48)	13.03	7.43	0.18	0.14	2.37	1,931	26
12-31-2016	12.39	0.33	0.40	0.73	(0.33)	(0.21)	—	(0.54)	12.58	5.88	0.13	0.12	2.59	2,149	23
12-31-2015	13.27	0.37	(0.55)	(0.18)	(0.38)	(0.32)	—	(0.70)	12.39	(1.39)	0.13	0.11	2.79	2,241	10
12-31-2014	13.66	0.41	0.10	0.51	(0.42)	(0.48)	—	(0.90)	13.27	3.74	0.13	0.11	2.94	2,584	22
12-31-2013	13.42	0.38	0.30	0.68	(0.39)	(0.05)	—	(0.44)	13.66	5.12	0.11	0.11	2.77	2,758	17

1	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratio of the underlying funds held by the portfolio was as follows: 0.38%-3.43%, 0.60%-3.77%, 0.62%-2.99%, 0.62%-2.85%, and 0.62%-3.11% for the years ended 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively.
6	The inception date for Class I shares is 5-1-15.
7	Not annualized.
8	Annualized.
9	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), five of which (collectively, Multimanager Lifestyle Portfolios, or the portfolios, and individually the portfolio) are presented in this report. The Multimanager Lifestyle Portfolios operate as "funds of funds", investing in Class NAV shares of affiliated underlying funds of the Trust, other funds in the John Hancock funds complex and other permitted investments, including other unaffiliated funds.

Effective February 1, 2017, the portfolios changed their names as follows:

Current Portfolio Name	Former Portfolio Name
Multimanager Lifestyle Aggressive Portfolio	Lifestyle Aggressive Portfolio
Multimanager Lifestyle Growth Portfolio	Lifestyle Growth Portfolio
Multimanager Lifestyle Balanced Portfolio	Lifestyle Balanced Portfolio
Multimanager Lifestyle Moderate Portfolio	Lifestyle Moderate Portfolio
Multimanager Lifestyle Conservative Portfolio	Lifestyle Conservative Portfolio

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A and Class C are open to all investors. Class B shares are closed to new investors, subject to exceptions described in the portfolios' prospectus. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plans. Class B shares convert to Class A shares eight years after purchase. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The investment objectives of the portfolios are as follows:

Multimanager Lifestyle Aggressive Portfolio

To seek long-term growth of capital. Current income is not a consideration.

Multimanager Lifestyle Growth Portfolio

To seek long-term growth of capital. Current income is also a consideration.

Multimanager Lifestyle Balanced Portfolio

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Multimanager Lifestyle Moderate Portfolio

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.

Multimanager Lifestyle Conservative Portfolio

To seek a high level of current income with some consideration given to growth of capital.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in

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determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2017, all investments of the portfolios are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Line of credit. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 29, 2017, the portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the portfolios can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. Prior to June 29, 2017, the portfolios had a similar agreement that enabled them to participate in a $1 billion unsecured committed line of credit. For the year ended December 31, 2017, the portfolios had no borrowings under either line of credit.

Commitment fees for the year ended December 31, 2017 were as follows:

Portfolio	Commitment fee
Multimanager Lifestyle Aggressive Portfolio	$12,282
Multimanager Lifestyle Growth Portfolio	32,925
Multimanager Lifestyle Balanced Portfolio	33,279
Multimanager Lifestyle Moderate Portfolio	11,787
Multimanager Lifestyle Conservative Portfolio	9,629

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2017, the portfolios have no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on December 31, 2017, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$3,350,822,672	$953,941,580	($24,153,854)	$929,787,726
Multimanager Lifestyle Growth Portfolio	10,648,092,684	2,310,547,402	(57,865,401)	2,252,682,001
Multimanager Lifestyle Balanced Portfolio	11,103,013,468	1,722,756,006	(58,569,787)	1,664,186,219
Multimanager Lifestyle Moderate Portfolio	3,469,103,242	345,830,462	(12,799,916)	333,030,546
Multimanager Lifestyle Conservative Portfolio	2,770,419,449	122,257,817	(19,463,408)	102,794,409

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Multimanager Lifestyle Aggressive Portfolio and Multimanager Lifestyle Growth Portfolio generally declare and pay income dividends and capital gain distributions, if any, at least annually. The Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio generally declare and pay income dividends quarterly and capital gain distributions, if any, at least annually.

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The tax character of distributions for the years ended December 31, 2017 and 2016 was as follows:

		2017 Distributions
Portfolio	Ordinary income	Long term capital gains	Total
Multimanager Lifestyle Aggressive Portfolio	$125,934,962	$257,741,113	$383,676,075
Multimanager Lifestyle Growth Portfolio	394,340,792	671,638,898	1,065,979,690
Multimanager Lifestyle Balanced Portfolio	397,020,115	543,542,131	940,562,246
Multimanager Lifestyle Moderate Portfolio	119,736,570	122,713,635	242,450,205
Multimanager Lifestyle Conservative Portfolio	79,932,124	21,466,980	101,399,104

		2016 Distributions
Portfolio	Ordinary income	Long term capital gains	Total
Multimanager Lifestyle Aggressive Portfolio	$45,541,876	$265,003,118	$310,544,994
Multimanager Lifestyle Growth Portfolio	196,954,353	725,681,130	922,635,483
Multimanager Lifestyle Balanced Portfolio	263,145,903	596,075,956	859,221,859
Multimanager Lifestyle Moderate Portfolio	97,805,500	112,266,099	210,071,599
Multimanager Lifestyle Conservative Portfolio	81,696,888	45,423,231	127,120,119

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed ordinary income	Undistributed long term capital gains
Multimanager Lifestyle Aggressive Portfolio	$2,309,407	$227,325,096
Multimanager Lifestyle Growth Portfolio	8,413,829	563,090,716
Multimanager Lifestyle Balanced Portfolio	10,806,922	416,257,269
Multimanager Lifestyle Moderate Portfolio	1,952,006	69,517,504
Multimanager Lifestyle Conservative Portfolio	311,156	21,813,680

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor, equivalent on an annual basis, as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of John Hancock Variable Insurance Trust (JHVIT) and net assets of similar funds of the Trust. The Advisor has subadvisory agreements with John Hancock Asset Management a division of Manulife Asset management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, which are indirect owned subsidiaries of MFC and affiliates of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.

Under the advisory agreement, the portfolios pay a daily management fee to the Advisor as outlined below:

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated fund assets	0.05%	0.04%
Other assets	0.50%	0.49%

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The advisory fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated fund assets) and (b) a fee on assets not invested in affiliated funds (Other assets). Affiliated funds are any funds of the Trust, JHVIT (excluding 500 Index Trust, Total Bond Market Trust and International Equity Index Trust) and John Hancock Funds III.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class A and Class I shares of the portfolios to the extent they exceed 0.41% and 0.11%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). The class expense waiver expires on April 30, 2018, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to May 1, 2017, the Advisor had contractually agreed to waive and/or reimburse all class-specific expenses to the extent they exceed 0.56% and 0.00% of average net assets for Class R2 and Class R6 shares, respectively, on an annualized basis.

The Advisor has contractually agreed to reduce its management fee and/ or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of a portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. "Other expenses" means all of the expenses of a portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2018, unless renewed by mutual agreement of a portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its advisory fees and/or reduce expenses by 0.002% of each portfolio's average net assets. This expense limitation agreement expires on April 30, 2018, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the portfolio's first $7.5 billion of average net assets and 0.49% of the portfolio's average net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor upon notice to the Trust.

For the year ended December 31, 2017, the expense reductions related to these agreements amounted to the following and are reflected as a reduction of the total expenses in the Statements of operations:

	Expense reimbursement by class
Portfolio	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Aggressive Portfolio	$340,209	$7,697	$105,881	$5,289	$4,543	$4,870	$3,680	$4,911	$4,610	$15,602	$2,444,436	—	$2,941,728
Multimanager Lifestyle Growth Portfolio	976,077	28,153	355,532	16,107	10,153	8,780	6,581	6,862	12,087	31,446	5,516,705	$158,726	7,127,209
Multimanager Lifestyle Balanced Portfolio	1,002,398	26,738	384,423	16,959	8,489	7,522	8,501	8,880	9,392	29,495	5,125,614	81,063	6,709,474
Multimanager Lifestyle Moderate Portfolio	359,809	10,719	156,708	4,913	3,043	3,011	2,785	3,569	4,545	14,964	1,334,620	29,008	1,927,694
Multimanager Lifestyle Conservative Portfolio	274,842	7,911	114,989	5,464	2,796	1,416	1,950	1,761	2,469	6,498	832,171	—	1,252,267

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2017 were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:

Portfolio	Annual effective rate	Portfolio	Annual effective rate
Multimanager Lifestyle Aggressive Portfolio	0.04%	Multimanager Lifestyle Moderate Portfolio	0.05%
Multimanager Lifestyle Growth Portfolio	0.04%	Multimanager Lifestyle Conservative Portfolio	0.06%
Multimanager Lifestyle Balanced Portfolio	0.05%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended December 31, 2017 amounted to an annual rate of 0.02% of each portfolio's average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R3	0.50%	0.15%
Class B	1.00%	—	Class R4	0.25%	0.10%
Class C	1.00%	—	Class R5	—	0.05%

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       42

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class R1	0.50%	0.25%	Class 1	0.05%	—
Class R2	0.25%	0.25%

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2018, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for the year ended December 31, 2017:

Portfolio	Class R4
Multimanager Lifestyle Aggressive Portfolio	$7,061
Multimanager Lifestyle Growth Portfolio	12,728
Multimanager Lifestyle Balanced Portfolio	17,866
Multimanager Lifestyle Moderate Portfolio	7,548
Multimanager Lifestyle Conservative Portfolio	4,659

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the year ended December 31, 2017:

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Net sales charges	$412,743	$1,657,437	$1,353,392	$548,927	$400,779
Retained for printing prospectus, advertising and sales literature	65,919	269,826	221,029	90,694	64,253
Sales commission to unrelated broker-dealers	325,521	1,336,133	1,078,666	435,941	325,403
Sales commission to affiliated sales personnel	21,303	51,478	53,697	22,292	11,123

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended December 31, 2017, CDSCs received by the Distributor were as follows:

Portfolio	Class A	Class B	Class C
Multimanager Lifestyle Aggressive Portfolio	$1,330	$5,511	$20,379
Multimanager Lifestyle Growth Portfolio	4,243	44,005	67,883
Multimanager Lifestyle Balanced Portfolio	1,499	59,038	60,494
Multimanager Lifestyle Moderate Portfolio	15,409	20,961	22,940
Multimanager Lifestyle Conservative Portfolio	10,479	17,492	15,370

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended December 31, 2017 were:

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Aggressive Portfolio	Class A	$1,380,998	$525,633
	Class B	111,186	12,755
	Class C	1,525,140	174,645
	Class I	—	8,062
	Class R1	48,631	910
	Class R2	34,180	969
	Class R3	33,878	727
	Class R4	24,440	982
	Class R5	3,169	919

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Portfolio	Class	Distribution and service fees	Transfer agent fees
	Class R6	—	$2,861
	Class 1	$1,756,659	—
	Total	4,918,281	728,463
Multimanager Lifestyle Growth Portfolio	Class A	4,959,723	1,889,837
	Class B	519,310	59,588
	Class C	6,526,828	747,479
	Class I	—	30,862
	Class R1	137,036	2,582
	Class R2	81,010	2,257
	Class R3	78,139	1,700
	Class R4	43,605	1,792
	Class R5	10,049	3,064
	Class R6	—	7,136
	Class 1	5,048,533	—
	Class 5	—	—
	Total	17,404,233	2,746,297
Multimanager Lifestyle Balanced Portfolio	Class A	5,424,804	2,068,243
	Class B	530,529	60,881
	Class C	7,577,970	868,120
	Class I	—	34,103
	Class R1	124,038	2,315
	Class R2	72,890	2,029
	Class R3	110,770	2,446
	Class R4	61,546	2,516
	Class R5	8,752	2,514
	Class R6	—	7,108
	Class 1	5,029,930	—
	Class 5	—	—
	Total	18,941,229	3,050,275
Multimanager Lifestyle Moderate Portfolio	Class A	2,052,998	782,761
	Class B	226,046	25,942
	Class C	3,291,067	377,334
	Class I	—	10,441
	Class R1	46,770	898
	Class R2	31,029	874
	Class R3	37,995	838
	Class R4	25,973	1,058
	Class R5	4,431	1,299
	Class R6	—	3,921
	Class 1	1,390,410	—
	Class 5	—	—
	Total	7,106,719	1,205,366
Multimanager Lifestyle Conservative Portfolio	Class A	1,829,216	697,573
	Class B	199,626	22,921
	Class C	2,871,848	329,252
	Class I	—	14,301
	Class R1	52,656	994
	Class R2	15,461	447
	Class R3	28,979	691
	Class R4	16,167	661
	Class R5	3,005	860
	Class R6	—	1,923
	Class 1	1,031,353	—
	Total	6,048,311	1,069,623

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       44

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the portfolios based on their net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in portfolios shares for the years ended December 31, 2017 and 2016 were as follows:

Multimanager Lifestyle Aggressive Portfolio

		Year ended 12-31-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,617,520	$91,981,847	5,662,486	$84,401,989
Distributions reinvested	2,578,555	42,623,359	2,099,667	30,907,208
Repurchased	(6,456,267)	(105,416,080)	(6,969,074)	(104,543,452)
Net increase	1,739,808	$29,189,126	793,079	$10,765,745
Class B shares
Sold	4,662	$74,260	23,206	$351,041
Distributions reinvested	48,697	806,424	55,295	816,164
Repurchased	(271,069)	(4,406,913)	(328,675)	(4,907,416)
Net decrease	(217,710)	($3,526,229)	(250,174)	($3,740,211)
Class C shares
Sold	749,533	$12,229,733	1,136,537	$16,665,444
Distributions reinvested	712,525	11,806,499	699,593	10,332,984
Repurchased	(3,062,423)	(50,044,209)	(2,479,373)	(37,306,586)
Net decrease	(1,600,365)	($26,007,977)	(643,243)	($10,308,158)
Class I shares
Sold	438,208	$7,062,073	151,201	$2,271,961
Distributions reinvested	50,587	833,668	21,307	312,789
Repurchased	(181,937)	(2,975,221)	(88,138)	(1,315,243)
Net increase	306,858	$4,920,520	84,370	$1,269,507
Class R1 shares
Sold	88,815	$1,421,357	159,821	$2,364,313
Distributions reinvested	29,403	486,616	26,298	387,896
Repurchased	(167,378)	(2,736,947)	(198,431)	(2,983,870)
Net decrease	(49,160)	($828,974)	(12,312)	($231,661)
Class R2 shares
Sold	168,708	$2,751,681	264,321	$3,920,042
Distributions reinvested	12,094	198,705	21,017	307,691
Repurchased	(283,831)	(4,764,901)	(162,145)	(2,438,206)
Net increase (decrease)	(103,029)	($1,814,515)	123,193	$1,789,527
Class R3 shares
Sold	378,150	$6,590,339	84,313	$1,243,994
Distributions reinvested	51,255	844,678	25,292	371,532
Repurchased	(174,111)	(2,811,122)	(191,875)	(2,806,013)
Net increase (decrease)	255,294	$4,623,895	(82,270)	($1,190,487)
Class R4 shares
Sold	152,919	$2,643,321	434,736	$6,281,793
Distributions reinvested	43,144	710,152	35,796	524,767
Repurchased	(176,369)	(2,921,118)	(406,819)	(6,196,872)
Net increase	19,694	$432,355	63,713	$609,688
Class R5 shares
Sold	115,888	$1,887,685	75,936	$1,127,267
Distributions reinvested	35,464	584,449	35,009	513,929
Repurchased	(200,358)	(3,292,457)	(221,825)	(3,296,844)
Net decrease	(49,006)	($820,323)	(110,880)	($1,655,648)

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       45

		Year ended 12-31-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	833,753	$14,064,504	469,407	$7,014,690
Distributions reinvested	157,247	2,589,865	95,932	1,406,360
Repurchased	(467,291)	(7,492,057)	(780,234)	(11,582,699)
Net increase (decrease)	523,709	$9,162,312	(214,895)	($3,161,649)
Class 1 shares
Sold	1,406,786	$22,745,635	2,621,409	$37,891,033
Distributions reinvested	19,531,826	321,298,542	18,019,121	263,980,123
Repurchased	(34,586,204)	(568,179,830)	(31,640,557)	(477,344,678)
Net decrease	(13,647,592)	($224,135,653)	(11,000,027)	($175,473,522)
Total net decrease	(12,821,499)	($208,805,463)	(11,249,446)	($181,326,869)

Multimanager Lifestyle Growth Portfolio

		Year ended 12-31-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	15,165,500	$244,872,557	17,396,883	$260,032,978
Distributions reinvested	8,326,828	134,561,591	7,459,406	110,175,462
Repurchased	(24,560,965)	(395,218,460)	(25,604,077)	(388,526,174)
Net decrease	(1,068,637)	($15,784,312)	(747,788)	($18,317,734)
Class B shares
Sold	31,325	$506,733	30,840	$465,132
Distributions reinvested	200,581	3,251,425	237,240	3,515,764
Repurchased	(1,290,765)	(20,875,884)	(1,492,857)	(22,420,633)
Net decrease	(1,058,859)	($17,117,726)	(1,224,777)	($18,439,737)
Class C shares
Sold	2,992,558	$48,040,582	4,342,281	$64,323,372
Distributions reinvested	2,821,341	45,677,535	2,825,421	41,816,295
Repurchased	(12,237,423)	(197,048,126)	(10,800,739)	(163,221,409)
Net decrease	(6,423,524)	($103,330,009)	(3,633,037)	($57,081,742)
Class I shares
Sold	1,890,472	$30,401,836	998,582	$15,257,590
Distributions reinvested	186,006	2,989,115	82,171	1,207,089
Repurchased	(837,229)	(13,601,187)	(373,196)	(5,629,316)
Net increase	1,239,249	$19,789,764	707,557	$10,835,363
Class R1 shares
Sold	207,327	$3,319,334	244,488	$3,672,546
Distributions reinvested	77,057	1,251,404	72,734	1,079,377
Repurchased	(344,535)	(5,595,453)	(454,117)	(6,806,332)
Net decrease	(60,151)	($1,024,715)	(136,895)	($2,054,409)
Class R2 shares
Sold	309,784	$4,884,745	474,381	$7,056,817
Distributions reinvested	43,353	695,821	70,057	1,028,442
Repurchased	(770,210)	(12,283,948)	(306,593)	(4,619,901)
Net increase (decrease)	(417,073)	($6,703,382)	237,845	$3,465,358
Class R3 shares
Sold	422,222	$7,134,166	209,483	$3,113,122
Distributions reinvested	67,853	1,094,475	62,215	917,673
Repurchased	(540,507)	(8,748,630)	(547,393)	(8,068,432)
Net decrease	(50,432)	($519,989)	(275,695)	($4,037,637)

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       46

		Year ended 12-31-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	181,095	$3,033,575	308,898	$4,456,612
Distributions reinvested	57,363	925,832	73,469	1,083,661
Repurchased	(557,213)	(9,010,011)	(601,852)	(9,232,430)
Net decrease	(318,755)	($5,050,604)	(219,485)	($3,692,157)
Class R5 shares
Sold	355,760	$5,768,965	199,083	$2,967,358
Distributions reinvested	109,917	1,777,353	108,116	1,596,873
Repurchased	(573,327)	(9,414,525)	(734,597)	(11,282,366)
Net decrease	(107,650)	($1,868,207)	(427,398)	($6,718,135)
Class R6 shares
Sold	2,815,654	$46,447,644	986,527	$14,730,604
Distributions reinvested	401,253	6,452,149	231,669	3,405,541
Repurchased	(1,151,118)	(18,238,042)	(1,597,792)	(24,269,259)
Net increase (decrease)	2,065,789	$34,661,751	(379,596)	($6,133,114)
Class 1 shares
Sold	1,429,243	$22,735,451	3,746,536	$54,360,119
Distributions reinvested	52,095,661	837,698,231	49,962,234	734,444,844
Repurchased	(101,889,364)	(1,651,200,932)	(86,438,879)	(1,310,087,831)
Net decrease	(48,364,460)	($790,767,250)	(32,730,109)	($521,282,868)
Class 5 shares
Sold	951,268	$15,271,925	883,983	$13,062,239
Distributions reinvested	1,625,782	26,110,053	1,310,783	19,242,292
Repurchased	(647,517)	(10,548,591)	(964,305)	(14,685,254)
Net increase	1,929,533	$30,833,387	1,230,461	$17,619,277
Total net decrease	(52,634,970)	($856,881,292)	(37,598,917)	($605,837,535)

Multimanager Lifestyle Balanced Portfolio

		Year ended 12-31-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	17,131,269	$263,047,925	22,113,123	$320,442,486
Distributions reinvested	8,343,537	127,664,279	7,751,881	111,330,445
Repurchased	(29,466,158)	(451,038,779)	(34,258,173)	(501,200,512)
Net decrease	(3,991,352)	($60,326,575)	(4,393,169)	($69,427,581)
Class B shares
Sold	16,349	$251,046	74,741	$1,095,731
Distributions reinvested	189,939	2,902,963	225,981	3,237,109
Repurchased	(1,281,000)	(19,654,113)	(1,600,295)	(23,292,977)
Net decrease	(1,074,712)	($16,500,104)	(1,299,573)	($18,960,137)
Class C shares
Sold	2,847,965	$43,610,005	4,712,217	$67,979,253
Distributions reinvested	2,967,164	45,407,794	3,054,592	43,785,415
Repurchased	(14,183,453)	(217,530,769)	(13,662,609)	(199,738,828)
Net decrease	(8,368,324)	($128,512,970)	(5,895,800)	($87,974,160)
Class I shares
Sold	2,581,334	$39,547,914	1,100,754	$16,043,006
Distributions reinvested	200,493	3,050,707	77,244	1,103,132
Repurchased	(1,024,366)	(15,696,069)	(414,266)	(6,030,228)
Net increase	1,757,461	$26,902,552	763,732	$11,115,910

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       47

		Year ended 12-31-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	312,969	$4,720,455	370,538	$5,291,898
Distributions reinvested	55,706	848,312	50,340	718,784
Repurchased	(384,680)	(5,843,892)	(487,467)	(7,093,786)
Net decrease	(16,005)	($275,125)	(66,589)	($1,083,104)
Class R2 shares
Sold	314,730	$4,778,514	376,903	$5,432,940
Distributions reinvested	31,619	481,011	38,904	555,426
Repurchased	(513,861)	(7,740,860)	(262,571)	(3,817,055)
Net increase (decrease)	(167,512)	($2,481,335)	153,236	$2,171,311
Class R3 shares
Sold	592,798	$9,367,871	355,851	$5,116,896
Distributions reinvested	78,138	1,192,000	90,171	1,290,503
Repurchased	(1,019,609)	(15,605,771)	(608,539)	(8,737,558)
Net decrease	(348,673)	($5,045,900)	(162,517)	($2,330,159)
Class R4 shares
Sold	233,604	$3,561,182	440,530	$6,219,970
Distributions reinvested	64,351	982,571	94,910	1,361,167
Repurchased	(869,858)	(13,436,185)	(747,578)	(11,036,607)
Net decrease	(571,903)	($8,892,432)	(212,138)	($3,455,470)
Class R5 shares
Sold	420,562	$6,472,850	329,707	$4,723,107
Distributions reinvested	91,468	1,398,996	88,086	1,265,454
Repurchased	(457,341)	(7,058,888)	(1,241,823)	(17,665,520)
Net increase (decrease)	54,689	$812,958	(824,030)	($11,676,959)
Class R6 shares
Sold	3,024,727	$47,044,927	1,096,587	$15,790,475
Distributions reinvested	341,326	5,189,355	212,796	3,040,545
Repurchased	(1,678,034)	(25,532,920)	(2,841,335)	(41,092,510)
Net increase (decrease)	1,688,019	$26,701,362	(1,531,952)	($22,261,490)
Class 1 shares
Sold	2,759,688	$42,257,757	3,411,339	$48,456,584
Distributions reinvested	48,413,429	736,131,599	47,512,873	678,665,844
Repurchased	(111,555,142)	(1,708,781,600)	(95,966,371)	(1,394,627,178)
Net decrease	(60,382,025)	($930,392,244)	(45,042,159)	($667,504,750)
Class 5 shares
Sold	399,935	$6,136,748	564,012	$8,128,731
Distributions reinvested	803,817	12,230,089	703,275	10,051,879
Repurchased	(923,929)	(14,176,911)	(629,360)	(9,103,471)
Net increase	279,823	$4,189,926	637,927	$9,077,139
Total net decrease	(71,140,514)	($1,093,819,887)	(57,873,032)	($862,309,450)

Multimanager Lifestyle Moderate Portfolio

		Year ended 12-31-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,789,068	$123,137,817	10,505,121	$141,098,845
Distributions reinvested	2,931,465	40,629,430	2,448,064	32,654,220
Repurchased	(12,766,591)	(178,192,591)	(13,583,265)	(183,053,388)
Net decrease	(1,046,058)	($14,425,344)	(630,080)	($9,300,323)

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       48

		Year ended 12-31-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class B shares
Sold	15,356	$210,668	40,566	$535,722
Distributions reinvested	70,758	978,476	74,617	992,924
Repurchased	(545,365)	(7,628,688)	(535,863)	(7,217,042)
Net decrease	(459,251)	($6,439,544)	(420,680)	($5,688,396)
Class C shares
Sold	1,329,883	$18,567,591	2,892,969	$38,619,042
Distributions reinvested	1,135,537	15,724,675	1,096,876	14,615,774
Repurchased	(7,471,515)	(104,498,128)	(7,212,236)	(97,319,754)
Net decrease	(5,006,095)	($70,205,862)	(3,222,391)	($44,084,938)
Class I shares
Sold	1,008,829	$14,041,839	311,022	$4,155,487
Distributions reinvested	55,646	767,942	17,672	234,724
Repurchased	(423,057)	(5,899,022)	(115,432)	(1,544,981)
Net increase	641,418	$8,910,759	213,262	$2,845,230
Class R1 shares
Sold	96,322	$1,336,115	181,921	$2,449,897
Distributions reinvested	20,474	283,026	20,174	268,405
Repurchased	(206,501)	(2,853,837)	(261,574)	(3,533,219)
Net decrease	(89,705)	($1,234,696)	(59,479)	($814,917)
Class R2 shares
Sold	174,742	$2,409,926	157,917	$2,096,988
Distributions reinvested	13,221	182,765	20,658	274,623
Repurchased	(408,144)	(5,691,898)	(100,396)	(1,355,350)
Net increase (decrease)	(220,181)	($3,099,207)	78,179	$1,016,261
Class R3 shares
Sold	180,953	$2,583,411	120,159	$1,607,926
Distributions reinvested	27,161	375,368	27,065	360,190
Repurchased	(311,289)	(4,303,484)	(214,418)	(2,846,375)
Net decrease	(103,175)	($1,344,705)	(67,194)	($878,259)
Class R4 shares
Sold	151,489	$2,123,279	230,583	$3,049,018
Distributions reinvested	24,489	338,261	33,735	448,870
Repurchased	(432,763)	(6,123,485)	(430,803)	(5,849,049)
Net decrease	(256,785)	($3,661,945)	(166,485)	($2,351,161)
Class R5 shares
Sold	170,056	$2,379,183	119,712	$1,600,338
Distributions reinvested	44,247	611,345	37,438	498,449
Repurchased	(206,669)	(2,897,287)	(289,125)	(3,909,808)
Net increase (decrease)	7,634	$93,241	(131,975)	($1,811,021)
Class R6 shares
Sold	705,875	$9,868,960	1,156,892	$15,291,215
Distributions reinvested	119,324	1,646,556	130,241	1,732,377
Repurchased	(1,252,502)	(17,547,735)	(1,354,326)	(18,186,868)
Net decrease	(427,303)	($6,032,219)	(67,193)	($1,163,276)
Class 1 shares
Sold	1,234,967	$17,288,322	3,709,842	$49,723,051
Distributions reinvested	12,637,330	174,608,608	11,492,433	152,956,670
Repurchased	(33,947,036)	(474,087,600)	(31,868,341)	(427,914,112)
Net decrease	(20,074,739)	($282,190,670)	(16,666,066)	($225,234,391)

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       49

		Year ended 12-31-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class 5 shares
Sold	372,117	$5,184,343	469,793	$6,232,805
Distributions reinvested	289,965	4,003,261	226,390	3,010,265
Repurchased	(429,047)	(6,006,780)	(410,561)	(5,498,285)
Net increase	233,035	$3,180,824	285,622	$3,744,785
Total net decrease	(26,801,205)	($376,449,368)	(20,854,480)	($283,720,406)

Multimanager Lifestyle Conservative Portfolio

		Year ended 12-31-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	9,427,193	$122,760,783	14,176,545	$180,940,396
Distributions reinvested	1,462,009	19,077,400	1,739,564	22,046,730
Repurchased	(12,270,255)	(159,711,625)	(14,123,164)	(180,168,889)
Net increase (decrease)	(1,381,053)	($17,873,442)	1,792,945	$22,818,237
Class B shares
Sold	19,696	$256,259	86,522	$1,093,681
Distributions reinvested	30,473	397,788	50,215	636,002
Repurchased	(576,101)	(7,511,063)	(716,296)	(9,134,382)
Net decrease	(525,932)	($6,857,016)	(579,559)	($7,404,699)
Class C shares
Sold	1,579,318	$20,573,457	3,298,644	$41,857,180
Distributions reinvested	444,969	5,808,094	648,340	8,208,949
Repurchased	(6,635,568)	(86,483,398)	(7,438,164)	(94,841,371)
Net decrease	(4,611,281)	($60,101,847)	(3,491,180)	($44,775,242)
Class I shares
Sold	694,997	$9,009,024	700,902	$9,008,412
Distributions reinvested	37,733	491,323	30,153	380,689
Repurchased	(494,484)	(6,413,392)	(160,676)	(2,056,899)
Net increase	238,246	$3,086,955	570,379	$7,332,202
Class R1 shares
Sold	192,017	$2,485,272	422,229	$5,366,683
Distributions reinvested	13,009	169,665	18,129	229,306
Repurchased	(435,045)	(5,615,254)	(334,387)	(4,258,030)
Net increase (decrease)	(230,019)	($2,960,317)	105,971	$1,337,959
Class R2 shares
Sold	146,463	$1,915,979	192,763	$2,430,962
Distributions reinvested	4,259	55,505	12,929	164,005
Repurchased	(343,515)	(4,469,196)	(276,007)	(3,523,169)
Net decrease	(192,793)	($2,497,712)	(70,315)	($928,202)
Class R3 shares
Sold	58,832	$761,809	165,374	$2,123,056
Distributions reinvested	10,862	141,313	17,466	220,832
Repurchased	(195,489)	(2,521,587)	(357,112)	(4,527,158)
Net decrease	(125,795)	($1,618,465)	(174,272)	($2,183,270)
Class R4 shares
Sold	109,850	$1,440,080	282,338	$3,527,294
Distributions reinvested	11,255	146,435	20,653	261,745
Repurchased	(274,952)	(3,577,065)	(316,950)	(4,074,003)
Net decrease	(153,847)	($1,990,550)	(13,959)	($284,964)

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       50

		Year ended 12-31-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	255,897	$3,348,110	92,152	$1,173,470
Distributions reinvested	15,313	199,362	24,031	304,346
Repurchased	(476,382)	(6,221,805)	(216,737)	(2,750,528)
Net decrease	(205,172)	($2,674,333)	(100,554)	($1,272,712)
Class R6 shares
Sold	488,641	$6,385,157	398,653	$5,070,203
Distributions reinvested	41,986	546,387	46,221	584,678
Repurchased	(408,238)	(5,288,747)	(400,971)	(5,113,423)
Net increase	122,389	$1,642,797	43,903	$541,458
Class 1 shares
Sold	2,820,163	$36,906,219	5,954,830	$76,126,688
Distributions reinvested	5,562,856	72,422,682	7,211,377	91,307,065
Repurchased	(31,030,758)	(404,028,227)	(23,082,056)	(293,231,091)
Net decrease	(22,647,739)	($294,699,326)	(9,915,849)	($125,797,338)
Total net decrease	(29,712,996)	($386,543,256)	(11,832,490)	($150,616,571)

Affiliates of the portfolios owned 1% of Class R6 shares in each of the portfolios except Multimanager Lifestyle Conservative Portfolio, 100% of Class 1 shares in each of the portfolios and 100% of Class 5 shares of Multimanager Lifestyle Growth Portfolio, Multimanager Lifestyle Balanced Portfolio and Multimanager Lifestyle Moderate Portfolio on December 31, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the underlying funds of the portfolios for the year ended December 31, 2017:

Portfolio	Purchases	Sales
Multimanager Lifestyle Aggressive Portfolio	$967,536,458	$1,231,684,728
Multimanager Lifestyle Growth Portfolio	3,036,060,134	4,083,083,715
Multimanager Lifestyle Balanced Portfolio	3,537,774,328	4,818,729,266
Multimanager Lifestyle Moderate Portfolio	1,106,314,471	1,558,252,679
Multimanager Lifestyle Conservative Portfolio	774,974,237	1,167,518,077

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, a portfolio's investment may represent a significant portion of each underlying fund's net assets. At December 31, 2017, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager Lifestyle Aggressive Portfolio
	JHF Global Focused Strategies Fund	99.5%
	JHF Greater China Opportunities Fund	25.8%
	JHF Small Cap Core Fund	20.9%
	JHF II Technical Opportunities Fund	18.4%
	JHF II Health Sciences Fund	17.8%
	JHF II International Strategic Equity Allocation Fund	17.2%
	JHF II Science & Technology Fund	16.7%
	JHF II Small Cap Growth Fund	16.5%
	JHF Value Equity Fund	15.8%
	JHF Emerging Markets Equity Fund	15.7%
	JHF II Mid Value Fund	15.7%
	JHF II U.S. Strategic Equity Allocation Fund	14.8%
	JHF II Emerging Markets Fund	14.6%
	JHF II International Growth Stock Fund	14.4%
	JHF II International Small Cap Fund	13.8%
	JHF II International Small Company Fund	13.4%

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       51

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	JHF II Equity-Income Fund	13.2%
	JHF II Small Company Value Fund	12.4%
	JHF II Natural Resources Fund	12.3%
	JHF II International Value Fund	12.2%
	JHF II Mid Cap Stock Fund	12.0%
	JHF III International Value Equity Fund	12.0%
	JHF II Small Company Growth Fund	11.1%
	JHF II Small Cap Value Fund	10.2%
	JHF II Capital Appreciation Value Fund	9.6%
	JHF II Real Estate Equity Fund	9.6%
	JHF II Global Real Estate Fund	9.0%
	JHF II Global Equity Fund	8.7%
	JHF II Capital Appreciation Fund	8.2%
	JHF II Fundamental Global Franchise Fund	7.9%
	JHF Financial Industries Fund	7.8%
	JHF III Strategic Growth Fund	7.7%
	JHF II New Opportunities Fund	6.4%
	JHF II Blue Chip Growth Fund	5.5%
Multimanager Lifestyle Growth Portfolio
	JHF Small Cap Core Fund	47.3%
	JHF II Technical Opportunities Fund	44.9%
	JHF II International Strategic Equity Allocation Fund	44.0%
	JHF II U.S. Strategic Equity Allocation Fund	39.9%
	JHF II International Growth Stock Fund	38.6%
	JHF Value Equity Fund	38.5%
	JHF II Mid Value Fund	37.0%
	JHF II Science & Technology Fund	36.7%
	JHF II Health Sciences Fund	36.5%
	JHF III International Value Equity Fund	34.0%
	JHF II Small Cap Growth Fund	32.2%
	JHF II Equity-Income Fund	32.1%
	JHF II International Small Cap Fund	31.8%
	JHF Emerging Markets Equity Fund	30.9%
	JHF II International Small Company Fund	30.9%
	JHF II Capital Appreciation Value Fund	29.5%
	JHF II Real Estate Equity Fund	28.9%
	JHF II Emerging Markets Fund	28.6%
	JHF II Mid Cap Stock Fund	28.3%
	JHF II Natural Resources Fund	28.1%
	JHF II International Value Fund	28.0%
	JHF II Fundamental Global Franchise Fund	27.6%
	JHF II Global Real Estate Fund	27.2%
	JHF II Global Equity Fund	26.7%
	JHF II Small Company Value Fund	24.4%
	JHF II Emerging Markets Debt Fund	22.6%
	JHF II Small Company Growth Fund	21.9%
	JHF Global Short Duration Credit Fund	20.6%
	JHF II Asia Pacific Total Return Bond Fund	20.2%
	JHF II Small Cap Value Fund	20.2%
	JHF Financial Industries Fund	20.2%
	JHF II Capital Appreciation Fund	19.9%
	JHF III Strategic Growth Fund	18.8%
	JHF II Spectrum Income Fund	18.0%
	JHF II Global Income Fund	17.0%
	JHF II Real Return Bond Fund	16.9%
	JHF II U.S. High Yield Bond Fund	14.8%
	JHF II New Opportunities Fund	14.5%

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       52

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	JHF II Short Duration Credit Opportunities Fund	13.5%
	JHF II Blue Chip Growth Fund	13.3%
	JHF II Global Bond Fund	12.7%
	JHF II Floating Rate Income Fund	12.3%
	JHF II Absolute Return Currency Fund	11.2%
	JHF II Total Return Fund	11.2%
	JHF II Short Term Government Income Fund	8.3%
	JHF Fundamental Large Cap Core Fund	8.1%
	JHF Disciplined Value International Fund	7.7%
	JHF III Global Shareholder Yield Fund	6.8%
	JHF II Core Bond Fund	6.6%
	JHF II High Yield Fund	6.5%
	JHF High Yield Fund	6.4%
Multimanager Lifestyle Balanced Portfolio
	JHF Global Short Duration Credit Fund	39.3%
	JHF II Spectrum Income Fund	39.2%
	JHF II U.S. Strategic Equity Allocation Fund	36.1%
	JHF II Emerging Markets Debt Fund	35.4%
	JHF II Real Return Bond Fund	34.2%
	JHF II Short Duration Credit Opportunities Fund	33.5%
	JHF II Asia Pacific Total Return Bond Fund	33.4%
	JHF II Global Income Fund	32.9%
	JHF II Fundamental Global Franchise Fund	31.0%
	JHF II Capital Appreciation Value Fund	29.8%
	JHF II International Strategic Equity Allocation Fund	28.8%
	JHF II Real Estate Equity Fund	28.8%
	JHF II U.S. High Yield Bond Fund	28.3%
	JHF Small Cap Core Fund	28.3%
	JHF Value Equity Fund	27.4%
	JHF II Global Real Estate Fund	26.9%
	JHF II Science & Technology Fund	26.1%
	JHF II Health Sciences Fund	26.1%
	JHF II Small Cap Growth Fund	25.7%
	JHF II Floating Rate Income Fund	25.6%
	JHF II Total Return Fund	25.5%
	JHF II Mid Value Fund	25.3%
	JHF II Global Equity Fund	25.3%
	JHF II International Growth Stock Fund	24.9%
	JHF II Technical Opportunities Fund	22.9%
	JHF II Equity-Income Fund	22.8%
	JHF III International Value Equity Fund	21.7%
	JHF II Global Bond Fund	21.1%
	JHF II International Value Fund	19.9%
	JHF II International Small Cap Fund	19.6%
	JHF II Mid Cap Stock Fund	19.6%
	JHF II Small Company Value Fund	19.4%
	JHF Emerging Markets Equity Fund	19.2%
	JHF II International Small Company Fund	19.0%
	JHF II Natural Resources Fund	18.9%
	JHF II Emerging Markets Fund	17.8%
	JHF II Small Company Growth Fund	17.4%
	JHF Financial Industries Fund	16.4%
	JHF II Small Cap Value Fund	15.9%
	JHF II Core Bond Fund	14.8%
	JHF II Capital Appreciation Fund	14.3%
	JHF III Strategic Growth Fund	13.5%
	JHF II High Yield Fund	12.4%

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       53

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	JHF High Yield Fund	12.2%
	JHF II Absolute Return Currency Fund	11.9%
	JHF II Short Term Government Income Fund	11.0%
	JHF II Blue Chip Growth Fund	9.6%
	JHF II New Opportunities Fund	8.7%
	JHF II Strategic Income Opportunities Fund	8.0%
	JHF Bond Fund	6.9%
	JHF III Global Shareholder Yield Fund	6.5%
	JHF Fundamental Large Cap Core Fund	5.8%
	JHF Disciplined Value International Fund	5.3%
Multimanager Lifestyle Moderate Portfolio
	JHF II Asia Pacific Total Return Bond Fund	17.9%
	JHF II Global Bond Fund	17.6%
	JHF Enduring Assets Fund	16.9%
	JHF II Core Bond Fund	16.6%
	JHF Global Short Duration Credit Fund	14.9%
	JHF II Real Return Bond Fund	13.9%
	JHF II Emerging Markets Debt Fund	13.9%
	JHF II Spectrum Income Fund	13.8%
	JHF II Total Return Fund	12.7%
	JHF II Global Income Fund	12.4%
	JHF II Short Duration Credit Opportunities Fund	12.0%
	JHF II U.S. High Yield Bond Fund	10.9%
	JHF II Floating Rate Income Fund	10.7%
	JHF II Fundamental Global Franchise Fund	10.1%
	JHF II Capital Appreciation Value Fund	8.9%
	JHF II Real Estate Equity Fund	8.6%
	JHF II Global Real Estate Fund	8.0%
	JHF II Global Equity Fund	8.0%
	JHF II U.S. Strategic Equity Allocation Fund	7.1%
	JHF II International Strategic Equity Allocation Fund	6.7%
	JHF II Small Cap Value Fund	6.1%
	JHF II International Growth Stock Fund	5.7%
	JHF II Small Cap Growth Fund	5.4%
Multimanager Lifestyle Conservative Portfolio
	JHF Enduring Assets Fund	44.8%
	JHF II Short Term Government Income Fund	31.8%
	JHF II Global Bond Fund	20.4%
	JHF II Core Bond Fund	15.7%
	JHF II Real Return Bond Fund	15.2%
	JHF II Asia Pacific Total Return Bond Fund	14.3%
	JHF II Short Duration Credit Opportunities Fund	12.1%
	JHF II Total Return Fund	12.1%
	JHF II Spectrum Income Fund	11.9%
	JHF II Emerging Markets Debt Fund	11.2%
	JHF Global Short Duration Credit Fund	11.0%
	JHF II Global Income Fund	10.5%
	JHF II Floating Rate Income Fund	10.5%
	JHF II Real Estate Equity Fund	7.8%
	JHF II Global Real Estate Fund	7.3%
	JHF II U.S. High Yield Bond Fund	7.2%
	JHF II Absolute Return Currency Fund	5.0%
	JHF II Fundamental Global Franchise Fund	5.0%

Information regarding each portfolio's purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds during the period is as follows:

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       54

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Multimanager Lifestyle Aggressive Portfolio
Absolute Return Currency	3,177,427	777,609	(109,563)	3,845,473	—	—	($16,953)	($510,654)	$37,339,546
Alpha Opportunities	3,643,070	—	(3,643,070)	—	—	—	11,924,649	(10,051,317)	—
Blue Chip Growth	5,143,532	573,552	(1,610,981)	4,106,103	—	$20,905,974	28,047,726	1,036,925	148,846,228
Capital Appreciation	10,507,967	1,833,217	(3,295,533)	9,045,651	$163,721	29,406,063	20,114,971	(752,626)	144,911,326
Capital Appreciation Value	15,818,261	1,617,681	(1,795,433)	15,640,509	2,474,346	15,999,572	456,317	6,257,418	178,614,618
Disciplined Value	7,848,421	1,061,650	(1,005,221)	7,904,850	1,958,559	7,644,830	1,622,660	18,782,651	172,879,071
Disciplined Value International	—	2,473,268	(133,778)	2,339,490	384,235	545,066	67,561	1,817,124	33,361,127
Emerging Markets	13,905,033	1,125,646	(912,458)	14,118,221	2,318,318	—	583,019	41,808,076	170,406,926
Emerging Markets Equity	14,446,576	671,892	(1,070,082)	14,048,386	1,135,584	1,782,569	1,319,458	48,474,751	170,406,926
Equity Income	10,950,988	1,011,422	(1,071,387)	10,891,023	4,451,770	14,739,767	1,500,812	12,245,678	222,394,682
Financial Industries	3,700,657	513,654	(457,590)	3,756,721	1,769,532	4,211,457	1,120,022	2,551,805	74,833,884
Fundamental Global Franchise	4,332,397	468,867	(1,863,755)	2,937,509	353,412	5,283,903	2,932,536	2,800,413	36,953,864
Fundamental Large Cap Core, Class NAV	—	4,073,260	(399,392)	3,673,868	1,502,176	13,569,709	1,733,654	13,130,574	187,403,992
Fundamental Large Cap Core, Class R6	3,793,512	—	(3,793,512)	—	—	—	7,422,713	(3,383,542)	—
Global Equity	6,661,182	573,219	(1,009,217)	6,225,184	1,244,970	4,717,321	776,840	4,491,776	72,710,146
Global Focused Strategies	5,006,448	256,623	(476,760)	4,786,311	—	372,263	(99,557)	1,144,858	46,953,716
Global Real Estate	2,234,359	219,927	(294,151)	2,160,135	328,110	—	65,755	1,919,806	21,385,338
Global Shareholder Yield	3,990,697	238,287	(330,244)	3,898,740	1,404,848	—	112,146	5,424,307	45,927,151
Greater China Opportunities	652,277	30,935	—	683,212	115,414	660,111	—	5,437,720	17,654,188
Health Sciences	6,556,617	9,640,269	(2,967,817)	13,229,069	—	9,452,079	(4,740,880)	2,436,775	56,884,999
International Growth	1,072,656	4,823,368	(802,805)	5,093,219	823,274	—	1,335,922	25,379,782	140,929,376
International Growth Opportunities	6,162,387	—	(6,162,387)	—	—	—	16,869,331	(10,501,058)	—
International Growth Stock	10,411,130	213,499	(2,254,918)	8,369,711	2,999,664	—	1,214,250	21,110,583	118,598,806
International Small Cap	4,756,178	62,689	(1,023,776)	3,795,091	1,019,821	—	2,826,679	21,379,272	85,541,351
International Small Company	7,925,816	200,878	(1,541,525)	6,585,169	1,648,010	—	3,103,189	17,492,023	85,541,351
International Strategic Equity Allocation	27,316,496	7,169,192	(4,275,603)	30,210,085	8,414,990	14,873,174	2,706,119	49,968,148	352,853,796
International Value	12,842,750	201,883	(4,456,810)	8,587,823	3,427,973	—	7,629,202	18,298,804	147,195,280
International Value Equity	10,608,469	430,375	(1,943,930)	9,094,914	2,591,682	1,092,325	(214,188)	12,517,918	79,125,750
Mid Cap Stock	9,063,071	1,800,531	(2,068,547)	8,795,055	—	17,419,367	2,150,551	27,509,496	189,709,332
Mid Value	8,022,496	5,987,557	(624,272)	13,385,781	1,683,394	10,281,377	201,384	7,168,097	218,054,367
Natural Resources	5,664,905	241,842	(893,767)	5,012,980	1,032,272	—	(4,428,507)	6,751,901	63,514,453
New Opportunities	1,050,865	367,378	(88,166)	1,330,077	173,923	2,526,223	35,907	1,900,504	37,920,481
Real Estate Equity	1,965,974	262,301	(149,191)	2,079,084	268,290	682,569	(38,873)	(5,136)	21,185,870
Redwood	2,819,905	—	(2,819,905)	—	—	—	942,799	(748,737)	—
Science & Technology	8,663,771	6,347,499	(5,804,410)	9,206,860	—	31,916,475	12,730,362	(17,081,009)	45,850,164
Seaport	1,898,338	128,852	(479,028)	1,548,162	—	1,315,618	769,239	890,311	17,463,267
Small Cap Core	2,317,780	872,326	(180,544)	3,009,562	111,352	4,039,039	332,745	337,174	37,920,481
Small Cap Growth	4,082,536	515,536	(718,314)	3,879,758	—	978,735	(418,314)	8,014,340	38,758,786
Small Cap Value	1,855,377	771,768	(98,497)	2,528,648	480,331	2,420,935	36,363	(598,146)	53,177,472
Small Company Growth	1,838,334	326,817	(293,167)	1,871,984	—	2,887,759	367,357	5,015,398	39,049,594
Small Company Value	926,559	368,813	(41,749)	1,253,623	112,289	3,782,169	28,658	(369,323)	35,627,973

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       55

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Strategic Growth	9,874,794	1,090,047	(2,625,047)	8,339,794	$731,647	$18,518,586	$15,174,193	$5,657,301	$146,279,988
Technical Opportunities	10,241,328	1,354,447	(3,391,709)	8,204,066	294,302	16,032,288	3,245,616	13,763,586	100,335,728
U.S. Strategic Equity Allocation	25,327,927	2,614,792	(3,778,367)	24,164,352	3,819,355	12,948,367	3,218,051	30,238,120	287,072,497
Value	4,734,230	2,756,675	(7,490,905)	—	61,842	11,182,108	843,244	(11,714,336)	—
Value Equity	8,403,799	525,066	(909,796)	8,019,069	1,428,285	4,045,270	912,994	9,378,690	99,035,499
					$50,727,691	$286,233,068	$146,517,722	$396,816,221	$4,280,609,390
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	19,101,835	2,729,514	(682,163)	21,149,186	—	—	($239,175)	($3,247,684)	$205,358,591
Active Bond	26,224,547	751,925	(26,976,472)	—	$2,682,975	—	8,741,442	(5,382,201)	—
Alpha Opportunities	8,333,714	—	(8,333,714)	—	—	—	27,933,666	(23,648,320)	—
Asia Pacific Total Return Bond	7,820,678	296,772	(166,548)	7,950,902	1,642,157	—	(38,635)	3,994,238	77,203,261
Blue Chip Growth	13,020,653	1,388,269	(4,476,331)	9,932,591	—	$50,602,415	80,305,527	(6,472,390)	360,056,422
Bond	—	22,211,724	(400,063)	21,811,661	7,480,221	—	(2,342)	410,419	347,241,636
Capital Appreciation	26,602,036	4,474,702	(9,076,763)	21,999,975	399,626	71,777,317	57,387,578	(7,469,299)	352,439,596
Capital Appreciation Value	51,866,727	4,995,109	(8,713,201)	48,148,635	7,640,337	49,403,810	9,176,414	14,504,035	549,857,409
Core Bond	6,521,917	2,903,624	(158,171)	9,267,370	2,241,414	—	(72,003)	832,380	119,827,091
Disciplined Value	18,036,181	4,430,556	(3,188,698)	19,278,039	4,793,172	18,709,150	4,585,543	45,928,533	421,610,708
Disciplined Value International	—	5,880,041	(402,850)	5,477,191	902,141	1,279,757	213,823	4,265,401	78,104,746
Emerging Markets	29,787,610	2,653,644	(4,702,670)	27,738,584	4,577,079	—	7,809,827	80,152,362	334,804,706
Emerging Markets Debt	16,623,278	4,179,717	(1,597,208)	19,205,787	9,266,818	—	(897,737)	12,124,906	188,216,716
Emerging Markets Equity	30,886,543	1,946,433	(5,231,599)	27,601,377	2,229,469	3,499,681	6,162,625	96,811,851	334,804,706
Equity Income	27,712,352	2,458,128	(3,624,312)	26,546,168	11,008,849	36,049,725	9,345,855	25,428,821	542,072,754
Financial Industries	9,937,148	1,161,047	(1,376,903)	9,721,292	4,604,514	10,958,666	3,834,648	6,116,170	193,648,129
Floating Rate Income	29,314,446	1,337,909	(10,683,731)	19,968,624	10,914,859	—	(6,682,416)	2,762,805	169,134,242
Fundamental Global Franchise	13,698,732	1,526,809	(5,043,364)	10,182,177	1,204,132	18,003,126	8,901,340	8,085,411	128,091,783
Fundamental Large Cap Core, Class NAV	—	9,459,123	(1,320,663)	8,138,460	3,365,006	30,397,326	5,031,125	29,836,238	415,142,860
Fundamental Large Cap Core, Class R6	8,863,786	—	(8,863,786)	—	—	—	17,363,407	(7,917,169)	—
Global Absolute Return Strategies	27,985,219	—	(8,060,820)	19,924,399	—	—	(7,480,289)	17,135,727	209,803,926
Global Bond	3,061,213	101,243	(146,538)	3,015,918	17,424	—	27,266	3,102,646	38,633,912
Global Equity	20,726,572	1,581,090	(3,186,015)	19,121,647	3,846,167	14,573,529	2,906,961	13,838,918	223,340,843
Global Income	7,095,672	308,999	(2,748,307)	4,656,364	3,083,314	—	(1,422,124)	3,434,528	44,375,144
Global Real Estate	6,999,752	355,562	(835,175)	6,520,139	991,687	—	321,908	5,780,945	64,549,376
Global Shareholder Yield	17,028,297	461,314	(3,246,007)	14,243,604	5,234,883	—	4,323,058	16,835,191	167,789,649
Global Short Duration Credit	7,329,214	358,197	(1,582,610)	6,104,801	3,273,542	—	(1,320,950)	1,874,605	55,736,834
Health Sciences	19,342,221	21,433,058	(13,754,610)	27,020,669	—	19,363,606	(19,842,969)	17,320,815	116,188,878
High Yield	4,360,509	218,885	(842,833)	3,736,561	1,775,608	—	1,131,203	(718,669)	30,340,875
High Yield (FKA Focused High Yield)	19,881,633	1,003,280	(3,795,179)	17,089,734	3,518,329	—	(1,317,092)	2,115,559	59,814,071
International Growth	2,012,317	11,662,785	(2,010,957)	11,664,145	1,897,131	—	3,432,124	62,389,604	322,746,882
International Growth Opportunities	12,686,404	—	(12,686,404)	—	—	—	37,808,694	(24,693,858)	—
International Growth Stock	28,222,809	884,466	(6,761,438)	22,345,837	8,025,816	—	4,040,658	55,971,343	316,640,511
International Small Cap	11,183,377	104,903	(2,553,781)	8,734,499	2,336,173	—	7,110,914	49,882,464	196,875,598

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       56

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
International Small Company	18,816,519	294,708	(3,955,292)	15,155,935	$3,775,208	—	$9,759,037	$38,809,442	$196,875,598
International Strategic Equity Allocation	71,533,964	19,484,383	(13,844,262)	77,174,085	21,456,113	$37,922,859	7,186,819	127,632,091	901,393,313
International Value	30,225,280	465,333	(10,977,068)	19,713,545	7,901,361	—	17,546,565	42,044,652	337,890,166
International Value Equity	29,288,671	1,226,354	(4,673,016)	25,842,009	7,385,004	3,112,582	(1,326,497)	35,045,245	224,825,478
Mid Cap Stock	22,754,594	3,447,028	(5,435,097)	20,766,525	—	41,055,949	6,967,743	66,369,177	447,933,943
Mid Value	19,690,978	13,363,795	(1,459,735)	31,595,038	3,973,387	24,267,579	551,842	17,286,593	514,683,175
Natural Resources	13,952,264	189,165	(2,678,438)	11,462,991	2,349,424	—	(12,453,540)	16,939,863	145,236,097
New Opportunities	2,351,520	922,639	(272,421)	3,001,738	390,677	5,674,573	191,636	4,296,004	85,579,563
Real Estate Equity	6,123,240	462,628	(300,498)	6,285,370	811,080	2,063,503	(49,321)	(61,434)	64,047,920
Real Return Bond	16,706,696	4,140,246	(338,477)	20,508,465	4,921,027	—	(100,181)	1,829,774	227,233,790
Redwood	9,737,215	—	(9,737,215)	—	—	—	3,012,063	(2,341,985)	—
Science & Technology	20,701,832	13,794,027	(14,275,572)	20,220,287	—	69,383,952	35,201,247	(39,465,730)	100,697,027
Seaport	3,603,016	204,968	(1,127,583)	2,680,401	—	2,291,552	1,873,617	1,359,711	30,234,928
Short Duration Credit Opportunities	19,715,657	1,118,892	(7,537,936)	13,296,613	6,342,226	—	(2,810,679)	4,821,506	129,110,108
Short Term Government Income	—	3,635,135	(52,571)	3,582,564	128,946	—	(154)	(214,247)	33,568,628
Small Cap Core	5,186,494	2,143,273	(537,738)	6,792,029	252,496	9,158,689	861,786	603,457	85,579,563
Small Cap Growth	8,004,156	1,203,592	(1,629,819)	7,577,929	—	1,902,727	(574,189)	15,497,088	75,703,509
Small Cap Value	3,633,835	1,594,163	(216,239)	5,011,759	952,013	4,798,271	78,808	(985,345)	105,397,292
Small Company Growth	3,583,847	734,324	(642,788)	3,675,383	—	5,669,717	856,082	9,726,798	76,668,498
Small Company Value	1,814,798	788,072	(126,736)	2,476,134	222,884	7,507,317	34,951	(677,481)	70,371,730
Spectrum Income	14,704,020	1,132,679	(596,786)	15,239,913	5,239,071	1,365,528	74,560	4,146,784	164,438,664
Strategic Growth	24,999,093	2,665,870	(7,394,840)	20,270,123	1,789,350	45,289,936	43,352,072	9,562,724	355,537,966
Strategic Income Opportunities	26,631,078	1,542,047	(1,099,210)	27,073,915	8,919,745	—	(9,283)	6,552,479	293,481,242
Technical Opportunities	24,306,643	3,253,666	(7,579,031)	19,981,278	718,477	39,139,481	7,099,607	31,719,219	244,371,030
Total Return	14,546,138	5,580,435	(430,821)	19,695,752	6,454,595	—	(16,663)	2,781,762	265,695,692
U.S. High Yield Bond	4,507,957	212,159	(845,669)	3,874,447	2,386,904	—	568,421	419,968	43,742,505
U.S. Strategic Equity Allocation	72,502,178	10,519,759	(17,777,079)	65,244,858	10,270,375	34,818,596	16,457,828	80,023,892	775,108,913
Value	11,582,045	6,239,621	(17,821,666)	—	146,173	26,430,704	2,532,336	(28,102,785)	—
Value Equity	21,275,012	1,206,562	(2,974,596)	19,506,978	3,486,388	9,874,350	3,247,297	22,569,654	240,911,183
					$209,225,767	$696,345,973	$408,693,684	$969,575,201	$12,900,769,376
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	21,125,812	3,098,443	(1,645,049)	22,579,206	—	—	($338,797)	($3,410,489)	$219,244,093
Active Bond	58,038,398	11,412,895	(69,451,293)	—	$6,907,356	—	30,537,852	(22,566,977)	—
Alpha Opportunities	6,056,117	—	(6,056,117)	—	—	—	19,781,388	(16,667,224)	—
Asia Pacific Total Return Bond	13,692,009	291,962	(827,510)	13,156,461	2,741,984	—	(226,319)	7,093,784	127,749,240
Blue Chip Growth	9,860,364	993,325	(3,722,478)	7,131,211	—	$36,206,686	67,717,767	(11,830,471)	258,506,415
Bond	—	52,598,041	(2,176,411)	50,421,630	18,266,468	—	63,743	1,333,268	802,712,350
Capital Appreciation	20,145,452	3,187,260	(7,567,011)	15,765,701	284,647	51,125,864	57,845,761	(19,068,407)	252,566,528
Capital Appreciation Value	55,049,119	5,043,992	(11,442,484)	48,650,627	7,715,106	49,887,284	8,845,761	17,107,687	555,590,156
Core Bond	18,343,892	4,326,818	(1,811,917)	20,858,793	5,284,250	—	(357,149)	2,673,053	269,704,196
Disciplined Value	13,349,135	3,588,861	(3,208,483)	13,729,513	3,424,169	13,365,533	4,389,003	32,907,317	300,264,455
Disciplined Value International	—	4,094,244	(331,931)	3,762,313	620,659	880,453	171,736	2,934,988	53,650,588
Emerging Markets	18,116,306	2,463,093	(3,296,997)	17,282,402	2,835,508	—	7,242,904	45,793,404	208,598,594
Emerging Markets Debt	23,169,713	9,778,303	(2,893,052)	30,054,964	13,640,255	—	(1,383,935)	17,027,395	294,538,648

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       57

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Emerging Markets Equity	18,804,061	2,063,409	(3,736,928)	17,130,542	$1,379,172	$2,164,938	$4,128,917	$58,018,313	$207,793,474
Equity Income	20,986,483	1,741,031	(3,825,572)	18,901,942	8,028,816	25,721,662	10,940,905	15,216,436	385,977,656
Financial Industries	8,430,314	1,173,644	(1,688,261)	7,915,697	3,754,273	8,935,106	4,504,558	4,129,653	157,680,682
Floating Rate Income	65,024,867	2,757,630	(26,305,471)	41,477,026	23,224,506	—	(22,774,497)	14,161,978	351,310,410
Fundamental Global Franchise	14,509,833	1,684,154	(4,753,280)	11,440,707	1,328,223	19,858,432	4,394,418	12,052,540	143,924,088
Fundamental Large Cap Core, Class NAV	—	7,048,535	(1,229,764)	5,818,771	2,397,245	21,655,186	4,786,439	21,111,989	296,815,489
Fundamental Large Cap Core, Class R6	6,644,471	—	(6,644,471)	—	—	—	12,979,001	(5,893,132)	—
Global Absolute Return Strategies	30,774,305	—	(9,543,425)	21,230,880	—	—	(8,134,698)	18,511,529	223,561,170
Global Bond	13,256,947	152,866	(8,423,504)	4,986,309	29,058	—	5,417,484	4,680,387	63,874,620
Global Equity	19,797,226	1,499,465	(3,152,871)	18,143,820	3,647,606	13,821,161	3,438,706	13,087,413	211,919,822
Global Income	13,759,317	602,363	(5,352,208)	9,009,472	6,033,390	—	(2,782,117)	6,683,414	85,860,264
Global Real Estate	10,231,090	100,991	(3,880,591)	6,451,490	980,627	—	11,022,734	(3,395,875)	63,869,747
Global Shareholder Yield	15,857,168	451,567	(2,558,847)	13,749,888	5,123,379	—	4,412,236	16,291,614	161,973,679
Global Short Duration Credit	14,369,298	692,848	(3,423,393)	11,638,753	6,333,643	—	(3,291,612)	4,374,649	106,261,818
Health Sciences	15,426,195	20,224,219	(16,340,956)	19,309,458	—	13,814,350	(13,816,024)	10,996,425	83,030,671
High Yield	8,544,212	425,448	(1,834,896)	7,134,764	3,451,307	—	2,918,828	(2,100,342)	57,934,280
High Yield (FKA Focused High Yield)	38,806,240	1,953,505	(8,107,039)	32,652,706	6,851,211	—	(2,812,886)	4,376,212	114,284,470
International Growth	1,487,433	8,751,997	(1,837,338)	8,402,092	1,359,817	—	3,050,750	42,652,473	232,485,880
International Growth Opportunities	9,748,227	—	(9,748,227)	—	—	—	30,228,734	(20,201,830)	—
International Growth Stock	19,309,032	447,037	(5,331,513)	14,424,556	5,180,629	—	4,900,816	35,163,226	204,395,965
International Small Cap	7,228,102	64,659	(1,908,887)	5,383,874	1,439,957	—	5,946,537	29,999,618	121,352,520
International Small Company	12,139,946	181,650	(2,979,601)	9,341,995	2,326,940	—	7,866,534	22,746,994	121,352,520
International Strategic Equity Allocation	48,499,948	14,273,845	(12,276,227)	50,497,566	14,039,041	24,813,468	8,757,628	84,183,425	589,811,567
International Value	23,304,901	330,438	(9,636,164)	13,999,175	5,610,829	—	18,121,162	27,348,938	239,945,866
International Value Equity	19,992,632	781,721	(4,329,728)	16,444,625	4,707,464	1,984,070	(977,780)	23,649,974	143,068,234
Investment Quality Bond	16,956,705	—	(16,956,705)	—	—	—	(4,526,619)	5,878,253	—
Mid Cap Stock	16,530,590	2,204,458	(4,403,589)	14,331,459	—	28,305,613	6,100,755	46,644,465	309,129,576
Mid Value	14,046,312	8,869,414	(1,269,848)	21,645,878	2,722,182	16,625,808	456,076	12,351,703	352,611,348
Natural Resources	10,394,174	284,242	(2,965,653)	7,712,763	1,580,742	—	(9,389,978)	11,784,586	97,720,713
New Opportunities	1,452,277	570,839	(226,429)	1,796,687	233,832	3,396,410	411,541	2,400,805	51,223,537
Real Estate Equity	6,339,528	490,960	(576,950)	6,253,538	806,972	2,053,053	77,627	(103,540)	63,723,548
Real Return Bond	29,073,320	14,034,853	(1,601,200)	41,506,973	9,580,680	—	(757,884)	4,239,212	459,897,264
Redwood	9,815,364	—	(9,815,364)	—	—	—	3,265,575	(2,591,565)	—
Science & Technology	18,269,171	10,164,293	(14,069,184)	14,364,280	—	51,052,977	31,209,410	(26,805,274)	71,534,117
Seaport	3,477,860	208,953	(955,362)	2,731,451	—	2,336,100	1,489,496	1,487,541	30,810,766
Short Duration Credit Opportunities	44,649,328	2,243,621	(14,001,796)	32,891,153	14,293,395	—	(6,875,103)	11,447,383	319,373,100
Short Term Government Income	—	4,871,748	(99,898)	4,771,850	172,243	—	(1,209)	(285,009)	44,712,234
Small Cap Core	3,203,130	1,312,508	(450,278)	4,065,360	150,778	5,469,125	867,099	169,961	51,223,537
Small Cap Growth	6,533,132	1,085,797	(1,565,688)	6,053,241	—	1,519,852	(375,443)	12,435,939	60,471,877
Small Cap Value	2,969,010	1,244,041	(254,992)	3,958,059	751,856	3,789,456	52,838	(698,003)	83,237,978
Small Company Growth	2,942,893	645,617	(657,688)	2,930,822	—	4,521,142	761,892	7,832,905	61,136,950
Small Company Value	1,483,228	648,680	(170,419)	1,961,489	176,250	5,936,555	63,748	(453,097)	55,745,515

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       58

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Spectrum Income	33,971,593	1,844,411	(2,691,182)	33,124,822	$11,690,393	$2,993,274	$422,827	$9,166,118	$357,416,824
Strategic Growth	18,931,559	1,905,985	(6,333,757)	14,503,787	1,279,309	32,380,382	39,951,761	188,333	254,396,425
Strategic Income Opportunities	60,770,405	2,833,479	(4,253,520)	59,350,364	19,840,955	—	(649,951)	15,353,733	643,357,948
Technical Opportunities	14,726,752	1,667,170	(6,195,652)	10,198,270	369,042	20,103,803	7,695,897	17,386,461	124,724,842
Total Return	30,489,477	16,354,649	(1,767,300)	45,076,826	15,234,989	—	(135,483)	7,633,905	608,086,383
U.S. High Yield Bond	8,910,055	412,915	(1,923,924)	7,399,046	4,645,314	—	738,237	1,221,518	83,535,228
U.S. Strategic Equity Allocation	55,031,906	15,758,146	(11,870,748)	58,919,304	9,274,384	31,441,990	6,536,537	73,902,778	699,961,333
Value	8,289,726	4,445,029	(12,734,755)	—	103,570	18,727,272	(663,077)	(17,431,842)	—
Value Equity	16,110,576	880,596	(3,100,148)	13,891,024	2,487,145	7,044,236	3,388,389	15,850,336	171,554,141
					$264,341,566	$521,931,241	$367,631,446	$700,180,954	$12,767,195,339
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	7,323,190	1,876,479	(588,957)	8,610,712	—	—	($82,827)	($1,043,991)	$83,610,012
Active Bond	31,797,261	410,925	(32,208,186)	—	$3,118,397	—	10,964,444	(6,941,696)	—
Alpha Opportunities	1,019,469	—	(1,019,469)	—	—	—	2,157,555	(1,633,325)	—
Asia Pacific Total Return Bond	7,779,304	186,498	(913,612)	7,052,190	1,476,750	—	(329,128)	4,165,733	68,476,761
Blue Chip Growth	1,513,756	147,834	(600,290)	1,061,300	—	$5,388,546	13,256,447	(4,658,219)	38,472,118
Bond	—	21,338,469	(1,304,667)	20,033,802	7,717,137	—	9,942	750,947	318,938,122
Capital Appreciation	3,092,877	482,486	(1,217,547)	2,357,816	42,578	7,647,516	8,986,578	(2,973,065)	37,772,210
Capital Appreciation Value	15,779,257	1,793,596	(3,042,620)	14,530,233	2,319,376	14,997,511	2,395,956	5,089,955	165,935,256
Core Bond	11,718,702	12,983,517	(1,235,232)	23,466,987	6,245,462	—	(142,076)	3,047,419	303,428,136
Disciplined Value	2,483,262	186,572	(587,023)	2,082,811	517,269	2,019,052	1,017,379	4,844,162	45,551,078
Disciplined Value International	—	1,068,653	(108,355)	960,298	159,387	226,103	55,867	752,267	13,693,852
Emerging Markets	2,767,540	614,399	(1,034,079)	2,347,860	389,491	—	930,146	7,328,976	28,338,667
Emerging Markets Debt	9,798,826	3,645,586	(1,637,217)	11,807,195	5,551,954	—	(735,489)	7,273,850	115,710,509
Emerging Markets Equity	2,949,133	596,857	(1,209,744)	2,336,246	193,432	303,637	1,574,493	8,124,882	28,338,667
Enduring Assets	1,910,111	53,995	(390,833)	1,573,273	461,883	60,034	516,355	2,207,367	18,895,012
Equity Income	3,233,495	345,996	(711,516)	2,867,975	1,226,220	3,905,206	4,121,465	(35,852)	58,564,042
Floating Rate Income	26,094,778	1,243,335	(10,046,002)	17,292,111	9,373,697	—	(8,848,234)	5,406,537	146,464,183
Fundamental Global Franchise	4,475,851	561,687	(1,320,773)	3,716,765	428,773	6,410,642	702,365	4,040,384	46,756,898
Fundamental Large Cap Core, Class NAV	—	2,804,899	(579,264)	2,225,635	920,204	8,312,540	2,107,199	8,191,979	113,529,644
Fundamental Large Cap Core, Class R6	2,612,741	—	(2,612,741)	—	—	—	5,080,202	(2,281,628)	—
Global Absolute Return Strategies	10,673,246	24,448	(2,568,924)	8,128,770	—	—	(2,002,428)	5,739,061	85,595,951
Global Bond	7,501,854	156,446	(3,500,634)	4,157,666	24,344	—	1,826,736	4,436,503	53,259,703
Global Equity	5,667,100	1,042,903	(992,507)	5,717,496	1,156,499	4,382,096	920,949	4,304,053	66,780,355
Global Income	5,539,173	266,603	(2,421,857)	3,383,919	2,362,339	—	(1,389,156)	2,959,424	32,248,750
Global Real Estate	2,223,869	79,748	(382,482)	1,921,135	294,199	—	618,117	1,269,350	19,019,239
Global Shareholder Yield	4,428,191	776,164	(946,822)	4,257,533	1,614,983	—	619,679	5,829,892	50,153,734
Global Short Duration Credit	5,789,517	280,128	(1,653,698)	4,415,947	2,495,416	—	(1,560,577)	2,012,204	40,317,595
High Yield	3,443,683	180,312	(867,309)	2,756,686	1,358,151	—	(42,040)	381,245	22,384,292
High Yield (FKA Focused High Yield)	15,632,383	796,414	(3,813,856)	12,614,941	2,704,164	—	(1,311,110)	1,956,029	44,152,294
International Growth	413,102	1,161,099	(358,949)	1,215,252	197,143	—	629,603	7,850,736	33,626,015
International Growth Opportunities	2,132,658	—	(2,132,658)	—	—	—	6,610,617	(4,416,214)	—

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					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
International Growth Stock	3,837,493	336,067	(855,864)	3,317,696	$1,198,669	—	$520,159	$7,674,779	$47,011,756
International Small Cap	1,304,960	16,325	(393,106)	928,179	249,729	—	1,201,952	5,143,323	20,921,163
International Small Company	2,169,367	39,002	(597,810)	1,610,559	403,557	—	1,567,104	3,834,997	20,921,163
International Strategic Equity Allocation	19,420,816	783,710	(8,480,337)	11,724,189	3,278,933	$5,795,388	5,383,622	19,653,069	136,938,524
International Value	4,261,796	71,228	(2,113,743)	2,219,281	894,787	—	9,149,703	(1,021,223)	38,038,479
International Value Equity	3,973,216	162,462	(812,776)	3,322,902	956,913	403,313	268,940	4,275,593	28,909,244
Investment Quality Bond	11,433,289	32,911	(11,466,200)	—	—	—	1,452,208	(539,239)	—
Mid Cap Stock	3,143,113	369,365	(889,287)	2,623,191	—	5,148,477	2,987,967	6,700,213	56,582,237
Mid Value	3,715,966	729,286	(563,179)	3,882,073	495,439	3,025,910	151,059	2,867,566	63,238,971
Natural Resources	1,905,086	77,967	(632,042)	1,351,011	278,543	—	(3,285,103)	3,685,232	17,117,315
Real Estate Equity	1,956,744	134,124	(224,407)	1,866,461	242,183	616,148	51,454	(67,535)	19,019,239
Real Return Bond	13,503,920	4,620,993	(1,186,666)	16,938,247	4,081,373	—	(559,961)	2,171,606	187,675,780
Redwood	2,926,109	—	(2,926,109)	—	—	—	1,024,801	(823,477)	—
Seaport	1,009,472	72,608	(171,584)	910,496	—	783,680	227,498	580,197	10,270,389
Short Duration Credit Opportunities	16,244,824	812,714	(5,264,710)	11,792,828	5,158,177	—	(2,663,958)	4,342,151	114,508,361
Short Term Government Income	—	1,603,781	(47,565)	1,556,216	56,507	—	(1,056)	(92,743)	14,581,746
Small Cap Growth	1,435,658	219,491	(390,627)	1,264,522	—	319,391	38,782	2,574,540	12,632,579
Small Cap Value	1,091,263	542,715	(121,339)	1,512,639	287,335	1,448,204	28,542	(366,044)	31,810,793
Small Company Growth	647,753	129,648	(162,589)	614,812	—	948,421	254,452	1,621,104	12,824,977
Spectrum Income	12,435,942	682,489	(1,434,861)	11,683,570	4,211,533	1,060,781	625,009	2,870,541	126,065,717
Strategic Growth	2,908,110	284,441	(1,039,061)	2,153,490	190,919	4,832,307	6,493,255	(287,015)	37,772,210
Strategic Income Opportunities	22,215,053	1,056,384	(2,338,507)	20,932,930	7,145,901	—	(283,791)	5,623,436	226,912,964
Total Return	21,897,300	2,198,290	(1,707,395)	22,388,195	7,833,715	—	(268,358)	5,551,710	302,016,753
U.S. High Yield Bond	3,573,005	169,599	(883,846)	2,858,758	1,825,572	—	(285,664)	1,078,297	32,275,380
U.S. Strategic Equity Allocation	7,577,457	6,490,147	(2,447,937)	11,619,667	1,839,941	6,237,761	2,257,303	14,410,391	138,041,640
Value Equity	2,480,009	195,871	(568,209)	2,107,671	378,551	1,072,155	516,178	2,454,778	26,029,731
					$93,357,525	$85,344,819	$75,511,126	$167,895,212	$3,802,130,206
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	8,447,981	1,905,862	(794,899)	9,558,944	—	—	($53,429)	($1,321,063)	$92,817,347
Active Bond	33,558,706	325,787	(33,884,493)	—	$3,258,136	—	10,165,914	(5,947,121)	—
Alpha Opportunities	514,172	—	(514,172)	—	—	—	569,279	(304,883)	—
Asia Pacific Total Return Bond	6,502,483	152,854	(1,029,140)	5,626,197	1,176,547	—	(397,799)	3,550,225	54,630,377
Blue Chip Growth	295,767	21,453	(169,840)	147,380	—	$745,166	3,975,708	(2,140,172)	5,342,533
Bond	—	21,247,644	(1,884,997)	19,362,647	7,746,957	—	70,111	811,673	308,253,340
Capital Appreciation	603,747	66,714	(350,252)	320,209	5,753	1,033,363	103,158	1,371,680	5,129,752
Capital Appreciation Value	7,260,209	1,968,700	(1,918,741)	7,310,168	1,163,734	7,524,919	1,370,850	2,406,722	83,482,116
Core Bond	12,679,496	11,841,341	(2,338,017)	22,182,820	6,112,052	—	(220,107)	3,487,973	286,823,856
Disciplined Value	484,703	32,725	(125,755)	391,673	97,366	380,047	220,110	905,741	8,565,881
Disciplined Value International	—	533,043	(59,183)	473,860	78,843	111,845	30,751	371,474	6,757,241
Emerging Markets	939,725	305,124	(412,239)	832,610	137,751	—	374,758	2,554,698	10,049,599
Emerging Markets Debt	11,050,984	643,271	(2,217,557)	9,476,698	5,351,329	—	(1,003,482)	8,205,559	92,871,641
Emerging Markets Equity	926,533	301,147	(399,189)	828,491	68,642	107,750	516,846	2,881,491	10,049,599

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       60

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Enduring Assets	5,264,747	257,664	(1,363,464)	4,158,947	$1,234,427	$159,089	$1,595,193	$5,763,103	$49,948,949
Equity Income	631,114	55,042	(146,134)	540,022	232,198	733,344	1,383,811	(592,389)	11,027,242
Floating Rate Income	21,979,653	1,052,133	(6,058,451)	16,973,335	8,153,859	—	(5,120,485)	2,365,537	143,764,150
Fundamental Global Franchise	2,340,894	287,962	(769,432)	1,859,424	213,440	3,191,170	448,070	2,072,823	23,391,555
Fundamental Large Cap Core, Class NAV	—	770,835	(170,892)	599,943	248,289	2,242,884	647,572	2,208,066	30,603,112
Fundamental Large Cap Core, Class R6	729,210	—	(729,210)	—	—	—	1,419,674	(636,963)	—
Global Absolute Return Strategies	12,311,131	2,457	(3,302,730)	9,010,858	—	—	(2,329,385)	6,532,099	94,884,339
Global Bond	8,299,613	2,334	(3,476,140)	4,825,807	28,351	—	1,633,929	5,297,826	61,818,585
Global Equity	2,668,541	711,065	(651,894)	2,727,712	550,886	2,087,367	361,489	1,982,222	31,859,675
Global Income	3,464,460	180,405	(771,392)	2,873,473	1,703,892	—	(392,740)	1,387,767	27,384,195
Global Real Estate	1,564,260	583,748	(405,328)	1,742,680	265,372	—	90,661	1,433,665	17,252,530
Global Shareholder Yield	2,130,495	302,660	(494,564)	1,938,591	742,574	—	519,282	2,486,581	22,836,599
Global Short Duration Credit	3,613,659	204,749	(546,632)	3,271,776	1,627,800	—	(501,380)	764,183	29,871,315
High Yield	2,123,675	123,226	(434,977)	1,811,924	900,718	—	140,791	59,850	14,712,823
High Yield (FKA Focused High Yield)	9,810,350	552,432	(2,071,287)	8,291,495	1,786,724	—	87,060	323,088	29,020,231
International Growth	127,342	449,913	(86,241)	491,014	80,199	—	130,963	1,494,874	13,586,367
International Growth Stock	1,663,506	27,834	(693,364)	997,976	359,593	—	1,928,710	1,142,122	14,141,324
International Strategic Equity Allocation	7,616,284	407,489	(2,123,989)	5,899,784	1,645,559	2,908,463	2,375,774	9,990,847	68,909,479
International Value	2,556,840	23,297	(1,741,333)	838,804	337,284	—	7,806,091	(3,074,705)	14,377,108
International Value Equity	984,201	40,862	(264,894)	760,169	219,477	92,504	198,485	891,181	6,613,470
Investment Quality Bond	12,096,492	—	(12,096,492)	—	—	—	2,257,693	(1,295,417)	—
Mid Cap Stock	1,033,630	152,326	(371,986)	813,970	—	1,591,067	1,086,393	2,055,552	17,557,324
Mid Value	1,175,404	357,267	(234,230)	1,298,441	166,234	1,015,280	11,684	928,023	21,151,602
Natural Resources	1,012,945	64,324	(362,385)	714,884	146,993	—	(1,860,591)	2,073,238	9,057,578
Real Estate Equity	1,730,685	332,540	(370,350)	1,692,875	218,453	555,775	(251,677)	305,379	17,250,396
Real Return Bond	16,089,530	4,233,811	(1,898,694)	18,424,647	4,562,171	—	(2,407,977)	4,307,454	204,145,093
Redwood	1,608,441	—	(1,608,441)	—	—	—	629,043	(518,527)	—
Seaport	481,544	33,330	(107,013)	407,861	—	350,754	138,533	244,255	4,600,675
Short Duration Credit Opportunities	14,766,808	534,062	(3,380,734)	11,920,136	4,773,351	—	(1,268,606)	2,728,327	115,744,517
Short Term Government Income	13,355,902	1,735,485	(1,290,335)	13,801,052	1,512,392	—	(771,956)	(164,541)	129,315,853
Small Cap Growth	858,052	234,404	(270,989)	821,467	—	206,925	201,658	1,426,925	8,206,453
Small Cap Value	328,261	292,952	(60,075)	561,138	106,719	537,879	14,062	(118,498)	11,800,730
Spectrum Income	11,292,892	488,430	(1,731,955)	10,049,367	3,689,362	912,397	691,673	2,418,799	108,432,673
Strategic Growth	576,592	38,764	(322,896)	292,460	26,019	658,557	783,711	591,930	5,129,752
Strategic Income Opportunities	20,159,969	735,052	(2,889,490)	18,005,531	6,252,987	—	119,827	4,629,745	195,179,961
Total Return	23,176,671	845,894	(2,727,141)	21,295,424	7,615,875	—	(413,047)	6,291,886	287,275,276
U.S. High Yield Bond	2,233,160	120,053	(474,474)	1,878,739	1,213,714	—	125,208	378,624	21,210,963
U.S. Strategic Equity Allocation	4,058,837	467,700	(1,035,126)	3,491,411	551,365	1,869,234	1,378,787	4,078,942	41,477,957
Value Equity	484,048	42,394	(129,704)	396,738	71,325	202,011	116,192	459,015	4,899,718
					$76,434,712	$29,217,790	$28,726,843	$89,546,885	$2,873,212,851

* Realized gain (loss) on investments in affiliated funds on the Statements of operations includes litigation proceeds which are not reflected in the above table.

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       61

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Multimanager Lifestyle Aggressive Portfolio, John Hancock Multimanager Lifestyle Growth Portfolio, John Hancock Multimanager Lifestyle Balanced Portfolio, John Hancock Multimanager Lifestyle Moderate Portfolio, and John Hancock Multimanager Lifestyle Conservative Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios' investments, of John Hancock Multimanager Lifestyle Aggressive Portfolio, John Hancock Multimanager Lifestyle Growth Portfolio, John Hancock Multimanager Lifestyle Balanced Portfolio, John Hancock Multimanager Lifestyle Moderate Portfolio, and John Hancock Multimanager Lifestyle Conservative Portfolio (five of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Funds") as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 22, 2018

We have served as the auditor of one or more investment companies in the John Hancock family of funds since 1988.

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       62

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended December 31, 2017.

Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources.

Portfolio	Foreign Sourced Income	Foreign Tax Credit
Multimanager Lifestyle Aggressive Portfolio	$23,873,808	$2,622,064
Multimanager Lifestyle Growth Portfolio	59,699,505	6,216,084
Multimanager Lifestyle Balanced Portfolio	41,288,751	4,203,879
Multimanager Lifestyle Moderate Portfolio	9,765,004	908,882
Multimanager Lifestyle Conservative Portfolio	5,123,589	434,515

The portfolios below paid the following amounts in capital gain dividends.

Portfolio	Capital Gain
Multimanager Lifestyle Aggressive Portfolio	$257,741,113
Multimanager Lifestyle Growth Portfolio	671,638,898
Multimanager Lifestyle Balanced Portfolio	543,542,131
Multimanager Lifestyle Moderate Portfolio	122,713,635
Multimanager Lifestyle Conservative Portfolio	21,466,980

Eligible shareholders will be mailed a 2017 Form 1099-DIV in early 2018. This will reflect the tax character of all distributions paid in calendar year 2017.

Please consult a tax advisor regarding the tax consequences of your investment in the portfolios.

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       63

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the portfolios and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Hassell H. McClellan, Born: 1945	2005	221
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016)); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       64

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	221

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       65

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Andrew G. Arnott, Born: 1971	2017	221
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Collateral Trust, and John Hancock Exchange-Traded Fund Trust (since 2017).

James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       66

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       67

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       68

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
601 Congress Street ■ Boston, MA 02210-2805 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolio. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF423669	LSA 12/17 2/18

ITEM 2. CODE OF ETHICS.

(a)

As of the end of the fiscal year, December 31, 2017, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR), that applies to its Chief Executive Officer and Chief Financial Officer (respectively, the principal executive officer, the principal financial officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b)	Not applicable

(c)	Not applicable

(d)	Not applicable

(e)	Not applicable

(f)(1) A copy of the Code of Ethics is attached hereto.

(f)(2) Not applicable

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that it has one “audit committee financial expert” as that term is defined in Item 3(b) of Form N-CSR: Peter S. Burgess, who is “independent” as that term is defined in Item 3(a) (2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES:

These fees represent aggregate fees billed for the last two fiscal years (the “Reporting Periods”) for professional services rendered by the principal accountant for the audits of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

2017: $160,198
2016: $151,266

(b)	AUDIT RELATED FEES:

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by PwC for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and affiliated service provider internal controls reviews. In addition, amounts billed to control affiliates for service provider internal controls reviews were $110,200 and $106,517 for the fiscal years ended December 31, 2017 and 2016, respectively.

2017: $32,865
2016: $53,000

(c)	TAX FEES:

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning.

2017: $4,275
2016: $235

(d)	ALL OTHER FEES:

These fees represent all other fees billed to the Registrant for products and services provided by the principal accountant. 2017: $4,190 2016: $802

(e)

(1) Audit Committee Pre-Approval Policies and Procedures:

The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f)

According to the registrant’s principal accountant, for the fiscal period ended December 31, 2017, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)

The aggregate non-audit fees billed by PwC for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $9,042,739 for the fiscal year ended December 31, 2017 and $4,621,599 for the fiscal year ended December 31, 2016.

(h)

The Registrant’s audit committee of the Board of Trustees has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser and service affiliates that were not pre-approved pursuant to paragraph (c) (7ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining PwC’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Included with Item 1.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS. Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Nominating and Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: February 23, 2018

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: February 23, 2018